As filed with the Securities and Exchange Commission on December 16, 2009

  File No. 033-09504
  File No. 811-04878

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

  REGISTRATION STATEMENT UNDER THE
  SECURITIES ACT OF 1933  ☐

  POST-EFFECTIVE AMENDMENT NO. 72  ☒

  AND

  REGISTRATION STATEMENT UNDER THE

  INVESTMENT COMPANY ACT OF 1940  ☐

  AMENDMENT NO. 74  ☒

  SEI INSTITUTIONAL MANAGED TRUST
(Exact Name of Registrant as Specified in Charter)

SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices) (Zip Code)
Registrant's Telephone Number, including Area Code: (610) 989-1000

Timothy D. Barto
SEI Investments Company
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:

Richard W. Grant, Esq.
Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103

Title of Securities Being Registered. . .Units of Beneficial Interest

It is proposed that this filing become effective (check appropriate box)

  ☐  immediately upon filing pursuant to paragraph (b)
  ☐  on [date] pursuant to paragraph (b)
  ☐  60 days after filing pursuant to paragraph (a)(1)
  ☐  on [date] pursuant to paragraph (a)(1)
  ☐  75 days after filing pursuant to paragraph (a)(2)
  ☒  on March 1, 2010 pursuant to paragraph (a)(2) of rule 485.

  If appropriate check the following box:

  ☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SEI INSTITUTIONAL MANAGED TRUST

Class A Shares

PROSPECTUS

March 1, 2010

MULTI-STRATEGY ALTERNATIVE FUND [TICKER SYMBOL]

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Class A Shares of the Multi-Strategy Alternative Fund are not available for purchase in all states. You may purchase Fund shares only if they are registered in your state.

This prospectus has been arranged into different sections so that you can easily review this important information.  For more detailed information about the Fund, please see:

MULTI-STRATEGY ALTERNATIVE FUND

Fund Summary

Investment Goal

The Fund allocates its assets among a variety of investment strategies, accessed either by investing in other funds and/or through direct investment strategies utilizing one or more sub-advisers, to seek to generate an absolute return with reduced correlation to the conventional stock and bond markets.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class A Shares
Investment Advisory Fees	x.xx	%
Distribution (12b-1) Fees	None
Other Expenses	x.xx	%*
Acquired Fund Fees and Expenses	x.xx	%**
Total Annual Fund Operating Expenses	x.xx	%

*	Other expenses are based on estimated amounts for the current fiscal year.
**	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period.  The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions.  For purposes of calculating the Example, the Fund’s fees are equal to the “Total Annual Fund Operating Expenses” figure in the table above.  Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

	1 Year		3 Years
Multi-Strategy Alternative Fund – Class A Shares	$	xx	$	xx

Portfolio Turnover

The Fund will pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Principal Investment Strategies

The Fund employs a strategy intended to generate an absolute (positive) return in various market cycles with reduced correlation to the conventional stock and bond markets. The Fund allocates its assets among a variety of investment strategies through the use of (i) affiliated and unaffiliated funds, including open-end funds, closed-end funds and exchange traded funds (Underlying Funds) and/or (ii) one or more investment sub-advisers. The Underlying Funds or sub-advisers that are employed may apply any of a variety of investment strategies, which may include (i) directional or tactical strategies, such as long/short equity, long/short credit and global tactical asset allocation; (ii) event driven strategies, such as distressed securities, special situations and merger arbitrage; and (iii) arbitrage strategies, such as fixed income or interest rate arbitrage, convertible arbitrage, pairs trading and equity market neutral.

The Fund will allocate its assets among Underlying Funds and/or sub-advisers based on SEI Investments Management Corporation’s (SIMC) analysis of the investment strategy, historical performance and the potential for each strategy to perform independently of each other. By allocating its assets in this manner, the Fund will seek to reduce risk, lower volatility and achieve positive returns in various market cycles. Allocation of assets to any one Underlying Fund, sub-adviser or strategy will vary based on market conditions. By investing in an Underlying Fund, the Fund becomes a shareholder of that Underlying Fund. Underlying Funds and sub-advisers may invest in a broad range of asset classes, securities and other investments to achieve their designated investment strategies, which may include U.S., foreign and emerging markets securities, equity securities of all types and capitalization ranges, investment and non-investment grade fixed income securities of any duration or maturity issued by corporations or governments, commodities, currencies, derivatives, warrants, depositary receipts, exchange traded notes, equity options, futures, options on futures, and swap agreements. In addition, the Fund may invest in cash, money market instruments and other short-term obligations to achieve its investment goal.

If the Fund allocates assets to one or more sub-advisers, it will do so employing SIMC’s “manager-of-managers” model, and such sub-advisers will manage portions of the Fund’s portfolio under the general supervision of SIMC. As of the date of this prospectus, the Fund’s assets have not been allocated to a sub-adviser(s). The Fund is intended to be only one component of an investor’s broader investment program and is not designed to be a complete investment program. Investors who seek to add an alternative component to their overall investment program may wish to allocate a portion of their investment to the Fund.

Principal Risks

Loss of money is a risk of investing in the Fund.

While the Fund seeks to achieve an absolute return with reduced correlation to stock and bond markets, it may not achieve positive returns over short or long term periods. Investment strategies that have historically been non-correlated or have demonstrated low correlations to one another or to stock and bond markets may become correlated at certain times and, as a result, may cease to function as anticipated over either short or long term periods.

The success of the Fund’s investment strategy depends both on SIMC’s selection of the Underlying Funds and sub-advisers and allocating assets to such Underlying Funds and sub-advisers. SIMC, an Underlying Fund or a sub-adviser may be incorrect in assessing market trends, the value or growth capability of particular securities or asset classes. In addition, the methodology by which SIMC allocates the Fund’s assets to the Underlying Funds and sub-advisers may not achieve desired results and may cause the Fund to lose money or underperform other comparable mutual funds.

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

The Fund, Underlying Funds and sub-advisers may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to achieve their designated investment strategies. The principal risks of using such investment strategies and making investments in such asset classes, securities and other investments are set forth below. Because an Underlying Fund’s use of an investment strategy or investment in an asset class, security or other investment is subject to the same or similar risks as the Fund’s use of such strategy or investment in such asset class, security or other investment, the term “the Fund” in the paragraphs below collectively refers to both the Fund and each Underlying Fund.

Market movements will affect both the Fund’s share prices on a daily basis as well as the value of specific assets held by the Fund.

The Fund will purchase shares of investment companies, such as open-end funds, exchange-traded funds (ETFs) and closed-end funds. When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. Further, in part because of these additional expenses, the performance of an investment company may differ from the performance the Fund would achieve if it invested directly in the underlying investments of the investment company. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. For example, shares of an ETF and certain closed-end funds are traded at market prices, which may vary from the net asset value of its underlying investments.

The Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. In case of foreign securities, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. The Fund is also subject to the risk that the equity securities in which the Fund invests may underperform, or equity securities that the Fund sells short my outperform, other segments of the equity markets or the equity markets as a whole.

The smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small cap stocks may be more volatile than those of larger companies.  These securities may be traded over the counter or listed on an exchange.

The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. In the case of foreign fixed income securities, these fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Corporate fixed income securities are fixed income securities issued by public and private businesses. Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers. Corporate fixed income securities are subject to the risk that the issuer may not be able to pay interest or, ultimately, to repay principal upon maturity. Interruptions or delays of these payments could adversely affect the market value of the security. In addition, due to a lack of uniformly available information about issuers or differences in the issuers’ sensitivity to changing economic conditions, it may be difficult to measure the credit risk of corporate fixed income securities.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. In addition to being subject to credit risk discussed above, mortgage-backed securities are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans.

As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancing, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments, which must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of the Fund’s mortgage-backed securities and, therefore, to assess the volatility risk of the Fund.

Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities, which is discussed above. Asset-backed securities present greater credit risk than presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Investments in commodity-linked securities may be more volatile and less liquid than direct investments in the underlying commodities themselves. Commodity-related equities will not necessarily reflect changes in the price of commodities. Commodity-related equity returns can also be affected by the issuer’s financial structure or the performance of unrelated businesses. In fact, commodity-related equities may actually have a higher correlation to movement in equities than the commodity market.

Distressed securities are debt securities or other securities or assets of companies or other assets experiencing financial distress, including bankruptcy. Distressed securities frequently do not produce income while they are outstanding and may require the Fund to bear certain extraordinary expenses in order to protect and recover its investment. Distressed securities are at high risk for default. If a distressed issuer defaults, the Fund may experience legal difficulties and negotiations with creditors and other claimants. The Fund may recover none or only a small percentage of its investment or have a time lag between when an investment is made and when the value of the investment is realized. Distressed securities may be illiquid.

The Fund is subject to liquidity risk, which exists when particular investments are difficult to purchase or sell. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.

The Fund may take active positions in currencies, which involve different techniques and risk analyses than the Fund’s purchase of securities. Currency exchange rates may fluctuate in response to factors extrinsic to that country’s economy, which makes the forecasting of currency market movements extremely difficult. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.

Derivatives are instruments that derive their value from an underlying security, financial asset or an index. Examples of derivative instruments include warrants, futures contracts, options, forward contracts and swaps. The primary risk of derivative instruments is that changes in the market value of securities, and of the derivative instruments relating to those securities, may not be proportionate. There may not be a liquid market to sell a derivative instrument, which could result in difficulty closing the position, and certain derivative instruments can magnify the extent of losses incurred due to changes in market value of the securities to which they relate. In addition, some derivative instruments are subject to counterparty risk. If the counterparty defaults on its payment obligations, the default will cause the value of your investment in the Fund to decrease. The Fund’s use of derivatives is also subject to liquidity risk, which is discussed above. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company.

Swaps are arrangements whereby two parties (counterparties) enter into an agreement to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined dollar amount (notional principal value). The counterparties do not exchange the notional principal amount, only the payment streams. Swaps are generally subject to the same risks as other derivative securities (described above).

Certain Fund transactions, such as derivatives, reverse repurchase agreements or short sales, may give rise to a form of leverage. The use of leverage can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The use of leverage may also cause the liquidation of portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

ETFs are investment companies whose shares are bought and sold on a securities exchange. ETFs invest in a portfolio of securities designed to track a particular market segment or index. ETFs, like mutual funds, have expenses associated with their operation, including advisory fees. When the Fund invests in an ETF, in addition to directly bearing expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses. Such ETF’s expenses may make owning shares of the ETF more costly than owning the underlying securities directly. The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio of securities.

Exchange-traded notes (ETNs) are unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. Unlike regular bonds, there are no periodic interest payments, and principal is not protected. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN is subject to the credit risk of the issuer. Thus, the value of an ETN may drop due to a decline in an issuer’s credit quality or a downgrade in the issuer’s credit rating. An investor could lose some of or the entire amount invested. The price in the secondary market is determined by supply and demand, the current performance of the index and the credit rating of the ETN issuer. There may not be an active trading market available for some ETNs. Additionally, trading of ETNs may be halted or delisted by the listing exchange.

Investing in issuers located in foreign countries, including through the use of depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer’s home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging market countries are more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and unreliable securities valuation. It is sometimes difficult to obtain and enforce court judgments in such countries and there is often a greater potential for nationalization and/or expropriation of assets by the government of an emerging market country. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Short sales are transactions in which a seller sells a security it does not own. To complete a short sale, the seller must borrow the security to deliver to the buyer. The seller is then obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. This price may be more or less than the price at which the security was sold by the seller and the seller will incur a loss if the price of the security sold short increases between the time of the short sale and the time the seller replaces the borrowed security. Also, if proceeds received from selling securities short are reinvested, it may effectively create leverage.

Directional or tactical strategies usually use long and short positions which entail prediction on the direction into which the overall market is going to move. The Fund gains when the prices of instruments in which the Fund takes long positions rises and when the prices of instruments in which the Fund takes short positions declines. Strategies may focus on short positions by utilizing credit default swaps to anticipate the decline in the price of an overvalued security or utilizing treasury futures to hedge interest-rate risk. Strategies may also involve leverage and hedging through the use of ETFs or various derivatives, such as futures, credit default swaps or total return swaps or other financings in order to enhance the total return. Risk of loss may be significant if the Fund’s judgment is incorrect as to the direction, timing or extent of expected market moves.

Event-driven strategies involve making evaluations and predictions about both the likelihood that a particular event, such as a merger, acquisition, bankruptcy, reorganization, spin-offs or other catastrophic event in the life of a company will occur and the impact such an event will have on the value of the company’s securities. Such strategies are often not correlated with the performance of the market. The transaction in which such a company is involved may either be unsuccessful, take considerable time or may result in a distribution of cash or a new security, the value of which may be less than the purchase price of the company’s security. If an anticipated transaction does not occur, the Fund may be required to sell its securities at a loss. Risk of default as to debt securities and bankruptcy or insolvency with respect to equity securities, can result in the loss of the entire investment in such companies.

Arbitrage strategies involve engaging in transactions that attempt to exploit price differences of identical, related or similar securities on different markets or in different forms. The Fund may use a variety of arbitrage strategies in pursuing its investment strategy. The underlying relationships among securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses. The expected gain on an individual arbitrage investment is normally considerably smaller than the possible loss, should the transaction be unexpectedly terminated. The expected timing of each transaction is also extremely important since the length of time that the Fund’s capital must be committed to any given transaction will affect the rate of return realized by the Fund, and delays can substantially reduce such returns. Therefore, unanticipated delays in timing could cause the Fund to lose money or not achieve the desired rate of return. Trading to seek short-term capital appreciation can be expected to cause the Fund’s portfolio turnover rate to be substantially higher than that of the average equity-oriented investment company and, as a result, may involve increased brokerage commission costs which will be borne directly by the Fund and ultimately by its shareholders.

Due to their investment strategies, the Fund and Underlying Funds may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities.

Performance Information

As of March 1, 2010, the Fund had not commenced operations, and did not have a performance history.

Management

Investment Adviser. SEI Investments Management Corporation

Sub-Advisers and Portfolio Managers. [To be determined.]

Purchase and Sale of Fund Shares

The minimum initial investment for Class A Shares is $100,000 with minimum subsequent investments of $1,000. The Fund may accept investments of smaller amounts at its discretion. You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange (NYSE) is open for business (a Business Day). You may sell your Fund shares by contacting your financial institution or intermediary directly. Financial institutions and intermediaries may redeem Fund shares on behalf of their clients by contacting the Fund’s transfer agent (the Transfer Agent) or the Fund’s authorized agent using certain SEI proprietary systems or calling 1-800-858-7233, as applicable.

Tax Information

The distributions made by the Fund are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. For additional information, please see the “Taxes” section of this prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of the Fund’s shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

More Information About the Fund

The Fund is a mutual fund. A mutual fund pools shareholders’ money and, using professional investment managers, invests it in securities.

The Fund has its own investment goal and strategies for reaching that goal. The Fund’s assets are managed under the direction of SIMC and one or more sub-advisers (each, a Sub-Adviser and collectively, the Sub-Advisers), who manage portions of the Fund’s assets in a way that they believe will help the Fund achieve its goals. SIMC acts as “manager of managers” for the Fund, and attempts to ensure that the Sub-Advisers comply with the Fund’s investment policies and guidelines. SIMC also recommends the appointment of additional or replacement sub-advisers to the Fund’s Board of Trustees. In addition, to a limited extent, SIMC may also directly manage a portion of the Fund’s assets in a manner that it believes will help the Fund achieve their investment goals.

The investments and strategies described in this prospectus are those that SIMC and the Sub-Advisers use under normal conditions. During unusual economic or market conditions or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s objectives. However, the Fund may also invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund’s Statement of Additional Information (SAI).

Risk Information

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its goal. SIMC and the Sub-Advisers make judgments about the securities markets, the economy and companies, but these judgments may not anticipate actual market movements or the impact of economic conditions on company performance. In fact, no matter how good a job SIMC and the Sub-Advisers do, you could lose money on your investment in the Fund, just as you could with other investments. The Fund is not a bank deposit, and its shares are not insured or guaranteed by the FDIC or any other government agency.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which those securities trade. The effect on the Fund’s share price of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

Global Asset Allocation

The Fund has its own distinct risk and reward characteristics, investment objective, policies and strategies. In addition to managing the Fund, SIMC constructs and maintains global asset allocation strategies for certain clients, and the Fund is designed in part to implement those strategies. The degree to which an investor’s portfolio is invested in the particular market segments and/or asset classes represented by Fund and other funds that are part of the allocation strategies varies, as does the investment risk/return potential represented by the Fund and other funds. Because of the historical lack of correlation among various asset classes, an investment in the Fund representing a range of asset classes as part of a global asset allocation strategy may reduce the strategy’s overall level of volatility. As a result, a global asset allocation strategy may reduce risk.

In managing the Fund, SIMC focuses on four key principles: asset allocation, portfolio structure, the use of sub-advisers and continuous portfolio management. Asset allocation across appropriate asset classes is the central theme of SIMC’s investment philosophy. SIMC seeks to reduce risk further by creating a portfolio that focuses on a specific asset class. SIMC then oversees a network of sub-advisers who invest the assets of the Fund and other funds in distinct segments of the market or class represented by each Fund. These sub-advisers adhere to distinct investment disciplines, with the goal of providing greater consistency and predictability of results, as well as broader diversification across and within asset classes. Finally, SIMC regularly rebalances to ensure that the appropriate mix of assets is constantly in place, and constantly monitors and evaluates sub-advisers for the Fund to ensure that they do not deviate from their stated investment philosophy or process.

Investment Adviser and Sub-Advisers

SIMC acts as the manager of managers of the Fund, and is responsible for the investment performance of the Fund since it allocates the Fund’s assets to one or more sub-advisers and recommends hiring or changing sub-advisers to the Board of Trustees.

Each Sub-Adviser makes investment decisions for the assets it manages and continuously reviews, supervises and administers its investment program.  SIMC oversees the Sub-Advisers to ensure compliance with the Fund’s investment policies and guidelines, and monitors each Sub-Adviser’s adherence to its investment style.  The Board of Trustees supervises SIMC and the Sub-Advisers; establishes policies that they must follow in their management activities; and oversees the hiring and termination of the sub-advisers recommended by SIMC.  SIMC pays the Sub-Advisers out of the investment advisory fees it receives (described below).

SIMC, a Securities and Exchange Commission registered adviser, located at One Freedom Valley Drive, Oaks, Pennsylvania 19456, serves as the investment adviser to the Fund.  SIMC continuously reviews, supervises and administers the Fund’s investment program.  As of December 31, 2009, SIMC had more than $xx billion in assets under management. The Fund will pay SIMC advisory fees, as a percentage of the average net assets of the Fund, at an annual rate of X.XX%.

[Portfolio Managers TBD]

The SAI provides additional information about the portfolio managers’ compensation, other accounts they manage, and their ownership, if any, of securities in the Fund.

Purchasing and Selling Fund Shares

This section tells you how to purchase and sell (sometimes called redeem) Class A Shares of the Fund. The Fund offers Class A Shares only to financial institutions and intermediaries for their own or their customers’ accounts.  For information on how to open an account and set up procedures for placing transactions, call 1-800-DIAL-SEI.

How to Purchase Fund Shares

You may purchase shares on a Business Day. Financial institutions and intermediaries may purchase, sell or exchange Class A Shares by placing orders with the Transfer Agent or the Fund’s authorized agent. Institutions and intermediaries that use certain SEI proprietary systems may place orders electronically through those systems. Institutions and intermediaries may also place orders by calling 1-800-858-7233. Generally, cash investments must be transmitted or delivered in federal funds to the Fund’s wire agent by the close of business on the day after the order is placed. However, in certain circumstances the Fund, at its discretion, may allow purchases to settle (i.e., receive final payment) at a later date in accordance with the Fund’s procedures and applicable law. The Fund reserves the right to refuse any purchase requests, particularly those that the Fund reasonably believes may not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in excessive trading (usually defined as four or more “round trips” in the Fund in any twelve-month period). For more information regarding the Fund’s policies and procedures related to excessive trading, please see “Frequent Purchases and Redemptions of Fund Shares” below.

The Fund calculates its net asset value per share (NAV) once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). So, for you to receive the current Business Day’s NAV, generally the Fund (or an authorized agent) must receive your purchase order in proper form before 4:00 p.m. Eastern Time. The Fund will not accept orders that request a particular day or price for the transaction or any other special conditions.

When you purchase, sell or exchange Fund shares through certain financial institutions, you may have to transmit your purchase, sale and exchange requests to these financial institutions at an earlier time for your transaction to become effective that day. This allows these financial institutions time to process your requests and transmit them to the Fund.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These requests are executed at the NAV next determined after the intermediary receives the request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law. These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

You will have to follow the procedures of your financial institution or intermediary for transacting with the Fund. You may be charged a fee for purchasing and/or redeeming Fund shares by your financial institution or intermediary.

Pricing of Fund Shares

NAV for one Fund share is the value of that share’s portion of the net assets of the Fund.  In calculating NAV, the Fund generally values its investment portfolio at market price.

When valuing portfolio securities, the Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on NASDAQ) at the last quoted sale price on the primary exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price.  If available, debt securities, swaps, bank loans or collateralized debt obligations, such as those held by the Fund, are priced based upon valuations provided by independent, third-party pricing agents.  Such values generally reflect the last reported sales price if the security is actively traded.  The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities.  Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value.  The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.  If a security’s price cannot be obtained, as noted above, the Fund will value the securities using a bid price from at least one independent broker.  If such prices are not readily available or can not be valued used the methodologies described above, the Fund will value the security using the Fund’s Fair Value Procedures, as described below.

Securities held by the Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates.

Prices for most securities held by the Fund are provided daily by third-party independent pricing agents. SIMC or one of the Sub-Advisers, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or one of the Sub-Advisers, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Fund’s administrator if it believes that a particular pricing service is no longer a reliable source of prices. The administrator, in turn, will notify the Fair Value Committee (the Committee) if it receives such notification from SIMC or one of the Sub-Advisers, as applicable, or if the administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Fund’s Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of the Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

Securities for which market prices are not “readily available” or may be unreliable are valued in accordance with Fair Value Procedures established by the Fund’s Board of Trustees.  The Fund’s Fair Value Procedures are implemented through the Committee designated by the Fund’s Board of Trustees.  The Committee is currently composed of two members of the Board of Trustees, as well as representatives from SIMC and its affiliates.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended, the security has been de-listed from a national exchange, the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or the security’s primary pricing source is not able or willing to provide a price.  When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.  Examples of factors the Committee may consider are: the facts giving rise to the need to fair value, the last trade price, the performance of the market or the issuer’s industry, the liquidity of the security, the size of the holding in the Fund, or any other appropriate information.  The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

The Fund uses a third-party fair valuation vendor.  The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security).  Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee.  The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded.  In the event that the threshold established by the Committee is exceeded on a specific day, the Fund shall value the non-U.S. securities in its portfolio that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its NAV.  The closing prices of such securities may no longer reflect their market value at the time the Fund calculates NAV if an event that could materially affect the value of those securities (a Significant Event), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant governmental actions, has occurred between the time of the security’s last close and the time that the Fund calculates NAV.

A Significant Event may relate to a single issuer or to an entire market sector.  If SIMC or a Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates NAV, it may request that a Committee meeting be called.  In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates NAV.  If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies SIMC or a Sub-Adviser that such limits have been exceeded.  In such event, SIMC or a Sub-Adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares.  As a result, the NAV of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

Frequent Purchases and Redemptions of Fund Shares

“Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits. Market timing of the Fund could harm other shareholders in various ways, including by diluting the value of the shareholders’ holdings, increasing Fund transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains, and forcing the Fund to hold excess levels of cash.

The Fund is intended to be a long-term investment vehicle and is not designed for investors that engage in short-term trading activity (i.e., a purchase of Fund shares followed shortly thereafter by a redemption of such shares, or vice versa, in an effort to take advantage of short-term market movements).  Accordingly, the Board of Trustees has adopted policies and procedures on behalf of the Fund to deter short-term trading.  The Transfer Agent will monitor trades in an effort to detect short-term trading activities.  If, as a result of this monitoring, the Fund determines, in its sole discretion, that a shareholder has engaged in excessive short-term trading, it will refuse to process future purchases or exchanges into the Fund from that shareholder’s account.

A shareholder will be considered to be engaging in excessive short-term trading in the Fund in the following circumstances:

i.              if the shareholder conducts four or more “round trips” in the Fund in any twelve-month period.  A round trip involves the purchase of shares of the Fund and the subsequent redemption of all or most of those shares.  An exchange into and back out of the Fund in this manner is also considered a round trip.

ii.             if the Fund determines, in its sole discretion, that a shareholder’s trading activity constitutes excessive short-term trading, regardless of whether such shareholder exceeds the foregoing round trip threshold.

The Fund, in its sole discretion, also reserves the right to reject any purchase request for any reason without notice.

Judgments with respect to implementation of the Fund’s policies are made uniformly and in good faith in a manner that the Fund believes is consistent with the best long-term interests of shareholders.  When applying the Fund’s policy, the Fund may consider (to the extent reasonably available) an investor’s trading history in all SEI funds, as well as trading in accounts under common ownership, influence or control, and any other information available to the Fund.

The Fund’s monitoring techniques are intended to identify and deter short-term trading in the Fund.  However, despite the existence of these monitoring techniques, it is possible that short-term trading may occur in the Fund without being identified.  For example, certain investors seeking to engage in short-term trading may be adept at taking steps to hide their identity or activity from the Fund’s monitoring techniques.  Operational or technical limitations may also limit the Fund’s ability to identify short-term trading activity.

The Fund and/or its service providers have entered into agreements with financial intermediaries that require them to provide the Fund and/or its service providers with certain shareholder transaction information to enable the Fund and/or its service providers to review the trading activity in the omnibus accounts maintained by financial intermediaries.  The Fund may also delegate trade monitoring to the financial intermediaries.  If excessive trading is identified in an omnibus account, the Fund will work with the financial intermediary to restrict trading by the shareholder and may request the financial intermediary to prohibit the shareholder from future purchases or exchanges into the Fund.

The Fund is sold to participant-directed employee benefit plans.  The Fund’s ability to monitor or restrict trading activity by individual participants in a plan may be constrained by regulatory restrictions or plan policies.  In such circumstances, the Fund will take such action, which may include taking no action, as deemed appropriate in light of all the facts and circumstances.

The Fund may amend these policies and procedures in response to changing regulatory requirements or to enhance the effectiveness of the program.

Foreign Investors

The Fund does not generally accept investments by non-U.S. persons.  Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence.

Customer Identification and Verification and Anti-Money Laundering Program

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account.  Accounts for the Fund are generally opened through other financial institutions or financial intermediaries.  When you open your account through your financial institution or financial intermediary, you will have to provide your name, address, date of birth, identification number and other information that will allow the financial institution or financial intermediary to identify you.  This information is subject to verification by the financial institution or financial intermediary to ensure the identity of all persons opening an account.

Your financial institution or financial intermediary is required by law to reject your new account application if the required identifying information is not provided. Your financial institution or intermediary may contact you in an attempt to collect any missing information required on the application, and your application may be rejected if they are unable to obtain this information.  In certain instances, your financial institution or financial intermediary may be required to collect documents to establish and verify your identity.

The Fund will accept investments and your order will be processed at the NAV next determined after receipt of your application in proper form (which includes receipt of all identifying information required on the application).  The Fund, however, reserves the right to close and/or liquidate your account at the then-current day’s price if the financial institution or financial intermediary through which you open your account is unable to verify your identity. As a result, you may be subject to a gain or loss on Fund shares as well as corresponding tax consequences.

Customer identification and verification is part of the Fund’s overall obligation to deter money laundering under Federal law.  The Fund has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity.  These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority.  If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

How to Sell Your Fund Shares

Financial institutions and intermediaries may sell Fund shares on behalf of their clients on any Business Day. For information about how to sell Fund shares through your financial institution or intermediary, you should contact your financial institution or intermediary directly. Your financial institution or intermediary may charge a fee for its services. The sale price of each share will be the next NAV determined after the Fund receives your request or after the Fund’s authorized intermediary receives your request if transmitted to the Fund in accordance with the Fund’s procedures and applicable law.

Receiving Your Money

Normally, the Fund will make payment on your sale on the Business Day following the day on which it receives your request, but it may take up to seven days.  You may arrange for your proceeds to be wired to your bank account.

Redemptions in Kind

The Fund generally pays sale (redemption) proceeds in cash.  However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund’s remaining shareholders) the Fund might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind).  Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

Suspension of Your Right to Sell Your Shares

The Fund may suspend your right to sell your shares if the NYSE restricts trading, the Securities and Exchange Commission declares an emergency or for other reasons.  More information about this is in the SAI.

Telephone Transactions

Purchasing and selling Fund shares over the telephone is extremely convenient, but not without risk.  The Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions.  If the Fund follows these procedures, the Fund will not be responsible for any losses or costs incurred by following telephone instructions that the Fund reasonably believes to be genuine.

Distribution and Service of Fund Shares

SEI Investments Distribution Co. (SIDCo.) is the distributor of the shares of the Fund. SIDCo. receives no compensation for distributing the Fund’s shares. The Fund is sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (Financial Advisors) who provide their clients with advice and services in connection with their investments in the Fund. Many Financial Advisors are also associated with broker-dealer firms. SIMC and its affiliates, at their expense, may pay compensation to these broker-dealers or other financial institutions for marketing, promotional or other services. These payments may be significant to these firms, and may create an incentive for the firm or its associated Financial Advisors to recommend or offer shares of the Fund to its customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of their past profits or other available resources. SIMC and its affiliates may also provide other products and services to Financial Advisors. For additional information, please see the Fund’s SAI. You can also ask your Financial Advisor about any payments it receives from SIMC and its affiliates, as well as about fees it charges.

For Class A Shares, shareholder servicing fees, as a percentage of average daily net assets, may be up to 0.25%.

Disclosure of Portfolio Holdings Information

Portfolio holdings information for the Fund can be obtained on the Internet at the following address: http://www.seic.com/holdings_home.asp (the Portfolio Holdings Website).  Five calendar days after the end of each quarter, a list of all portfolio holdings in the Fund as of the end of such quarter shall be made available on the Portfolio Holdings Website.  Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means.  The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Additional information regarding the Fund’s policy and procedures on the disclosure of portfolio holdings information is available in the SAI.

Dividends, Distributions and Taxes

Dividends and Distributions

The Fund periodically distributes its investment income to shareholders as a dividend.  It is the Fund’s policy to pay dividends at least once annually.  The Fund makes distributions of capital gains, if any, at least annually.

You will receive dividends and distributions in cash unless otherwise stated.

Taxes

Please consult your tax advisor regarding your specific questions about federal, state and local income taxes. Below the Fund has summarized some important tax issues that affect the Fund and its shareholders. This summary is based on current tax laws, which may change.

At least annually, the Fund will distribute substantially all of its net investment income and its net realized capital gains, if any. The dividends and distributions you receive from the Fund may be subject to federal, state and local taxation, depending upon your tax situation. If so, they are taxable whether or not you reinvest them. Income distributions, including net short-term capital gains, are generally taxable at ordinary income tax rates except to the extent they are designated as qualified dividend income. Dividends that are qualified dividend income are eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets) to the extent that the Fund receives qualified dividend income and certain holding period requirements and other requirements are satisfied by you and by the Fund. Distributions that the Fund receive from an ETF or Underlying Fund taxable as a regulated investment company or a real estate investment trust (REIT) will be treated as qualified dividend income only to the extent so designated by such ETF, Underlying Fund or REIT. Qualified dividend income may include dividend income from certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Capital gains distributions are generally taxable at the rates applicable to long-term capital gains regardless of how long you have held your Fund shares. Long-term capital gains are currently taxable at the maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different Fund is the same as a sale. Currently, any capital gain or loss realized upon a sale or exchange of Fund shares is generally treated as long-term capital gain or loss if the shares have been held for more than one year. Capital gain or loss realized upon a sale or exchange of Fund shares held for one year or less is generally treated as short-term capital gain or loss, except that any capital loss on the sale of Fund shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such Fund shares.

Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these withholding taxes is recoverable, the nonrecovered portion will reduce the income received from the securities in the Fund.

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

If you have a tax-advantaged retirement account, you will generally not be subject to federal taxation on income and capital gain distributions until you begin receiving your distributions from your retirement account. You should consult your tax advisor regarding the rules governing your own retirement plan.

The Fund’s SAI contains more information about taxes.

Financial Highlights

As of March 1, 2010, the Fund had not yet commenced operations.

SEI INSTITUTIONAL MANAGED TRUST

Investment Adviser

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Distributor

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

More information about the Fund is available without charge through the following:

Statement of Additional Information (SAI)

The SAI dated March 1, 2010 includes detailed information about the Fund and SEI Institutional Managed Trust.  The SAI is on file with the SEC and is incorporated by reference into this prospectus.  This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports

These reports list the Fund’s holdings and contain information from the Fund’s managers about Fund strategies, and market conditions and trends and their impact on Fund performance.  The reports also contain detailed financial information about the Fund.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:  Call 1-800-DIAL-SEI

By Mail:	Write to the Fund at:
One Freedom Valley Drive
Oaks, PA 19456

By Internet:      The Fund does not have a website, but you can obtain the SAI or Annual or Semi-Annual Report by mail or telephone.

From the SEC:  You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about the Fund and SEI Institutional Managed Trust, from the EDGAR Database on the SEC’s website (“http://www.sec.gov”).  You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 1-202-551-8090).  You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520.  You

may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address:  publicinfo@sec.gov.

SEI Institutional Managed Trust’s Investment Company Act registration number is 811-04878.

SEI-X-XXX (3/10)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Strategy Alternative Fund

Ticker Symbol: Class A—[TO BE DETERMINED.]

Administrator:

SEI Investments Global Funds Services

Distributor:

SEI Investments Distribution Co.

Adviser:

SEI Investments Management Corporation

Sub-Advisers:

[TO BE DETERMINED.]

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of SEI Institutional Managed Trust (the “Trust”) and should be read in conjunction with the Trust’s prospectus relating to Class A Shares of the Multi-Strategy Alterative Fund (the “Prospectus”), dated March 1, 2010. The Prospectus may be obtained by writing the Trust’s distributor, SEI Investments Distribution Co., at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or by calling 1-800-342-5734.

March 1, 2010

SEI-X-XXX (3/10)

TABLE OF CONTENTS

THE TRUST	S-3
INVESTMENT OBJECTIVES AND POLICIES	S-3
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS	S-4
Alternative Strategies	S-4
American Depositary Receipts	S-6
Asset-Backed Securities	S-7
Commercial Paper	S-8
Construction Loans	S-8
Demand Instruments	S-8
Distressed Securities	S-8
Equity-Linked Warrants	S-9
Equity Securities	S-9
Exchange Traded Notes	S-10
Fixed Income Securities	S-11
Foreign Securities	S-13
Forward Foreign Currency Contracts	S-14
Futures and Options on Futures	S-16
GNMA Securities	S-17
Illiquid Securities	S-17
Insurance Funding Agreements	S-18
Interfund Lending and Borrowing Arrangements	S-18
Investment Companies	S-18
Loan Participations and Assignments	S-19
Money Market Securities	S-19
Mortgage-Backed Securities	S-19
Mortgage Dollar Rolls	S-22
Municipal Securities	S-22
Obligations of Domestic Banks, Foreign Banks and Foreign Branches of U.S. Banks	S-23
Obligations of Supranational Entities	S-24
Options	S-24
Pay-In-Kind Bonds	S-25
Put Transactions	S-25
Receipts	S-26
Real Estate Investment Trusts	S-27
Repurchase Agreements	S-27
Restricted Securities	S-27
Reverse Repurchase Agreements and Sale-Buybacks	S-28
Securities Lending	S-28
Short Sales	S-29
Swaps, Caps, Floors, Collars and Swaptions	S-30
U.S. Government Securities	S-31
Variable and Floating Rate Instruments	S-32
When-Issued and Delayed Delivery Securities	S-32
Yankee Obligations	S-33
Zero Coupon Securities	S-33
INVESTMENT LIMITATIONS	S-34
THE ADMINISTRATOR AND TRANSFER AGENT	S-36
THE ADVISER AND SUB-ADVISERS	S-37
DISTRIBUTION AND SHAREHOLDER SERVICING	S-38
TRUSTEES AND OFFICERS OF THE TRUST	S-40
PROXY VOTING POLICIES AND PROCEDURES	S-45
PURCHASE AND REDEMPTION OF SHARES	S-45
TAXES	S-47
PORTFOLIO TRANSACTIONS	S-51
DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION	S-53
DESCRIPTION OF SHARES	S-54
LIMITATION OF TRUSTEES’ LIABILITY	S-54
CODES OF ETHICS	S-54

VOTING	S-54
SHAREHOLDER LIABILITY	S-55
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES	S-55
CUSTODIAN	S-55
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	S-55
LEGAL COUNSEL	S-55
DESCRIPTION OF RATINGS	A-1

March 1, 2010

THE TRUST

SEI Institutional Managed Trust (the “Trust”) is an open-end management investment company that offers shares of diversified and non-diversified portfolios. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated October 20, 1986. The Declaration of Trust permits the Trust to offer separate series (“portfolios”) of units of beneficial interest (“shares”) and separate classes of shares of such portfolios. Shareholders may purchase shares in certain portfolios through separate classes. Class A, Class E, Class G, Class I and Class Y shares may be offered, which may provide for variations in transfer agent fees, shareholder servicing fees, administrative servicing fees, dividends and certain voting rights. Except for differences among the classes pertaining to shareholder servicing, administrative servicing, voting rights, dividends and transfer agent expenses, each share of each portfolio represents an equal proportionate interest in that portfolio with each other share of that portfolio.

This Statement of Additional Information (“SAI”) relates to Class A Shares of the Multi-Strategy Alternative Fund (the “Fund”).

The investment adviser, SEI Investments Management Corporation (“SIMC” or the “Adviser”) and investment sub-advisers (each, a “Sub-Adviser” and, together, the “Sub-Advisers”) to the Fund are referred to collectively as the “advisers.”

INVESTMENT OBJECTIVES AND POLICIES

MULTI-STRATEGY ALTERNATIVE FUND—The investment objective of the Multi-Strategy Alternative Fund is to seek to generate an absolute return with reduced correlation to the conventional stock and bond markets. The Fund employs a strategy intended to generate an absolute (positive) return in various market cycles with reduced correlation to the conventional stock and bond markets. The Fund allocates its assets among a variety of investment strategies through the use of (i) affiliated and unaffiliated funds, including open-end funds, closed-end funds and exchange traded funds (“Underlying Funds”) and/or (ii) one or more investment sub-advisers. The Underlying Funds or Sub-Advisers that are employed may apply any of a variety of investment strategies, which may include (i) directional or tactical strategies, such as long/short equity, long/short credit and global tactical asset allocation; (ii) event driven strategies, such as distressed securities, special situations and merger arbitrage; and (iii) arbitrage strategies, such as fixed income or interest rate arbitrage, convertible arbitrage, pairs trading and equity market neutral.

The Fund will allocate its assets among Underlying Funds and/or Sub-Advisers based on SIMC’s analysis of the investment strategy, historical performance and the potential for each strategy to perform independently of each other. By allocating its assets in this manner, the Fund will seek to reduce risk, lower volatility and achieve positive returns in various market cycles. Allocation of assets to any one Underlying Fund, Sub-Adviser or strategy will vary based on market conditions. By investing in an Underlying Fund, the Fund becomes a shareholder of that Underlying Fund.

Underlying Funds and Sub-Advisers may invest in a broad range of asset classes, securities and other investments to achieve their designated investment strategies, which may include U.S., foreign and emerging markets securities, equity securities of all types and capitalization ranges, investment and non-investment grade fixed income securities of any duration or maturity issued by corporations or governments, commodities, currencies, derivatives, warrants, depositary receipts, exchange traded notes, equity options, futures, options on futures and swap agreements. In addition, the Fund may invest in cash, money market instruments and other short-term obligations to achieve its investment goal.

If the Fund allocates assets to one or more Sub-Advisers, it will do so employing SIMC’s “manager-of-managers” model and such Sub-Advisers will manage portions of the Fund’s portfolio under the general supervision of SIMC. As of the date of the prospectus, the Fund’s assets have not been allocated to a Sub-Adviser(s).

The Fund is intended to be only one component of an investor’s broader investment program and is not designed to be a complete investment program. Investors who seek to add an alternative component to their overall investment program may wish to allocate a portion of their investment to the Fund.

The Fund is operated as a “fund-of-funds” and as such, invests in the Underlying Funds. The Fund relies on Section 12(d)(1)(F) of the Investment Company Act of 1940 (the 1940 Act) in purchasing shares of underlying funds that are not affiliated with the Fund or Trust. Under Section 12(d)(1)(F), the Fund and all of its affiliated persons may purchase up to 3% of an unaffiliated Underlying Fund’s total outstanding stock. In addition to this 3% purchase limitation, the Fund must vote shares of an unaffiliated Underlying Fund in the same proportion as the vote of all other holders of such securities. If one or more Underlying Funds generates more non-qualifying income for purposes of the “90% Test” (as defined in the “Taxes” section of this SAI) than the Fund’s portfolio management expects it could cause the Fund to inadvertently fail the 90% Test, thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code (as defined below).

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following are descriptions of the permitted investments and investment practices discussed in the Fund’s “Investment Objectives and Policies” section and the associated risk factors. The Fund may purchase any of these instruments and/or engage in any of these investment practices if, in the opinion of the advisers, such investment will be advantageous to the Fund. The Fund is free to reduce or eliminate its activity in any of these areas. SIMC or a Sub-Adviser, as applicable, will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with and permitted by the Fund’s stated investment policies. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of the Fund’s objectives.

ALTERNATIVE STRATEGIES—The Fund employs a diversified investment approach using various strategies simultaneously to realize short- and long-term gains. Such strategies are primarily designed to reduce fluctuations in the value of traditional assets and are distinguishable from traditional strategies (i.e., strategies generally investing in long only equity, fixed-income securities or money market instruments) employed by mutual funds. The following alternative strategies can be implemented by the Fund.

Directional (Tactical) Strategies. Directional trading strategies are based upon speculating on the direction of market prices of currencies, commodities, equities and bonds in the futures and cash markets. An Underlying Fund or a Sub-Adviser may rely on model-based systems to generate buy and sell signals. Others use a more subjective approach, ultimately using their own discretionary judgment in implementing trades. Strategies include long/short equity, long/short credit and global tactical asset allocation.

Long/Short Equity Strategy invests in securities believed to be undervalued or offer high growth opportunities while also attempting to take advantage of an anticipated decline in the price of an overvalued company or index by using short sales or options on common stocks or indexes. An Underlying Fund or a Sub-Adviser may also use leverage and derivatives, including options, financial futures and options on futures. The Underlying Fund or the Sub-Adviser seeks returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated.

The primary risk in this strategy is that the Underlying Fund or the Sub-Adviser may exhibit poor security selection, losing money on both the long and short sides.

Long/Short Credit Strategy focuses on short positions by utilizing credit default swaps to anticipate the decline in the price of an overvalued security or utilizing treasury futures to hedge interest-rate risk. Strategies may also involve leverage and hedging through the use of ETFs (as defined below) or various derivatives, such as futures, credit default swaps or total return swaps or committed term reverse repurchase facilities or other financings in order to enhance total return. The Fund may use certain derivatives to obtain greater leverage than would otherwise be achievable.

Global Tactical Asset Allocation is an investment strategy that attempts to exploit short-term market inefficiencies by taking positions in various markets with a view to profit from relative movements across those markets. The strategy focuses on general movements in the markets rather than on performance of individual securities. Generally, the strategy implements long and short positions in highly liquid futures and forward contracts across an investment universe of equity indices, fixed income and currencies.

Event-Driven Strategies. Event-driven strategies seek to exploit pricing inefficiencies that may occur before or after a corporate event, such as a bankruptcy, merger, acquisition or spinoff. An Underlying Fund or a Sub-Adviser will analyze the potential event and determine the likelihood of the event actually occurring and purchase the stock of the target company with a view of selling it after its price has risen in connection with that event. Many corporate events, however, do not occur as planned. If an Underlying Fund or a Sub-Adviser fail to accurately assess whether a corporate event will actually occur, it can ultimately reduce the price of a company’s stock and cause the Fund to lose its investment.

Arbitrage Strategies. Arbitrage strategies focus on relative pricing discrepancies between instruments including equities, debt, futures and options. An Underlying Fund or a Sub-Adviser may employ mathematical, technical or fundamental analysis to determine misvalued investments. Investments may be mispriced relative to an underlying security, related securities, groups of securities or the overall market. Positions are frequently hedged to isolate the discrepancy and to minimize market risk. Investments may represent either short-term trading opportunities or longer-term fundamental judgment on the relative performance of a security.

Fixed income or interest rate arbitrage aims to profit from price anomalies between related interest rate securities. This strategy includes interest rate swap arbitrage, U.S. and non-U.S. government bond arbitrage, forward yield curve arbitrage and mortgage backed securities arbitrage, offsetting long and short positions in financial instruments likely to be affected by changes in interest rates.

Convertible arbitrage involves buying convertible bonds (bonds that are convertible into common stock) or shares of convertible preferred stock (stock that is convertible into common stock) that they believe are undervalued. In addition to taking “long” positions (i.e., owning the security) in convertible bonds or convertible preferred stock, an Underlying Fund or a Sub-Adviser may take “short” positions (i.e., borrowing and later selling the security) in the underlying common stock into which the convertible securities are exchangeable in order to hedge against market risk. The strategy is intended to capitalize on relative pricing inefficiencies between the related securities. This strategy may be employed with a directional bias (the Underlying Fund or the Sub-Adviser anticipates the direction of the market) or on a market neutral basis (the direction of the market does not have a significant impact on returns). The source of return from this strategy arises from the fact that convertible bonds may be undervalued relative to other securities due to the complexity of investing in these securities. The primary risk associated with this strategy is that, in the event of an issuer bankruptcy, the short position may not fully cover the loss on the convertible security. Convertible bond hedging strategies may also be adversely affected by changes in the level of interest rates, downgrades in credit ratings, credit spread fluctuations, defaults and lack of liquidity.

Pairs trading combines a long position in a particular security with a short position in a similar security in the same or related industry or sector. An Underlying Fund or a Sub-Adviser identifies a pair of securities that are correlated (i.e., the price of one security moves in the same direction of the price of the other security) and looks for divergence of correlation between shares of a pair. When a divergence is noticed, the Underlying Fund or the Sub-Adviser takes the opposite position for securities in a pair. For stocks, currencies and futures, the Underlying Fund or the Sub-Adviser would take long position for the under performing security and short position for the over performing security. For options, the Underlying Fund or the Sub-Adviser would write put option for underperforming stock and call option for outperforming stock. A profit can be realized when the divergence is corrected and the securities are brought to original correlation by market forces. Although the strategy does not have much downside risk, there is a scarcity of opportunities.

Equity value neutral seeks to buy an undervalued stock and, essentially simultaneously, short a similar overvalued stock against it, thereby taking advantage of pricing differences between the related equity securities. The strategy is designed to neutralize sector risks and generally will seek to have low correlation to major market indices. The strategy is based on the relative difference between such companies, not whether the companies are overvalued or undervalued in absolute terms. The primary risk inherent in the strategy is that weaker companies may gain value or stronger companies may lose value relative to their peers and it is possible to lose money on both the long position and the short position.

AMERICAN DEPOSITARY RECEIPTS—American Depositary Receipts (“ADRs”), as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”), Continental Depositary Receipts (“CDRs”) and Global Depositary Receipts (“GDRs”), are certificates evidencing ownership of shares of a foreign issuer. Depositary receipts may be sponsored or unsponsored. These certificates are issued by depositary banks and generally trade on an established market in the U.S. or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depositary bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S.

Although the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of nonobjection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.

Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositories of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request.

ASSET-BACKED SECURITIES—Asset-backed securities are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Other asset-backed securities may be created in the future. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Asset-backed securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing debt obligations.

Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. Asset-backed securities are not issued or guaranteed by the U.S. Government, its agencies or instrumentalities; however, the payment of principal and interest on such obligations may be guaranteed up to certain amounts and, for a certain period, by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities.

For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holders of the asset-backed securities. There also is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities.

Collateralized Debt Obligations. Collateralized debt obligations (“CDOs”) are securitized interests in pools of non-mortgage assets. Such assets usually comprise loans or debt instruments. A CDO may be called a collateralized loan obligation (“CLO”) if it holds only loans. Multiple levels of securities are issued by the CDO, offering various maturity and credit risk characteristics which are characterized according to their degree of credit risk. Purchasers in CDOs are credited with their portion of the scheduled payments of interest and principal on the underlying assets plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CDOs in the longer maturity series are less likely than other asset passthroughs to be prepaid prior to their stated maturity.

Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, credit card receivables are unsecured obligations of the card holder. There may be a limited secondary market for such securities.

In addition to the general risks associated with debt securities discussed in this SAI and the Prospectus, asset-backed securities carry additional risks including, but not limited to, the possibilities that (i) the pace of payments on underlying assets may be faster or slower than anticipated or payments may be in default; (ii) the creditworthiness of the credit support provider may deteriorate; and (iii) such securities may become less liquid or harder to value as a result of market conditions or other circumstances.

COMMERCIAL PAPER—Commercial paper is the term used to designate unsecured, short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days up to 270 days.

CONSTRUCTION LOANS—In general, construction loans are mortgages on multifamily homes that are insured by the Federal Housing Administration (“FHA”) under various federal programs of the National Housing Act of 1934 and its amendments. Several FHA programs have evolved to ensure the construction financing and permanent mortgage financing on multifamily residences, nursing homes, elderly residential facilities, and health care units. Project loans typically trade in two forms: either as FHA-insured or Government National Mortgage Association (“GNMA”) insured pass-through securities. In this case, a qualified issuer issues the pass-through securities while holding the underlying mortgage loans as collateral. Regardless of form, all projects are government-guaranteed by the U.S. Department of Housing and Urban Development (“HUD”) through the FHA insurance fund. The credit backing of all FHA and GNMA projects derives from the FHA insurance fund, so projects issued in either form enjoy the full faith and credit backing of the U.S. Government.

Most project pools consist of one large mortgage loan rather than numerous smaller mortgages, as is typically the case with agency single-family mortgage securities. As such, prepayments on projects are driven by the incentives most mortgagors have to refinance, and are very project-specific in nature. However, to qualify for certain government programs, many project securities contain specific prepayment restrictions and penalties.

Under multifamily insurance programs, the government insures the construction financing of projects as well as the permanent mortgage financing on the completed structures. This is unlike the single-family mortgage market, in which the government only insures mortgages on completed homes. Investors purchase new projects by committing to fund construction costs on a monthly basis until the project is built. Upon project completion, an investor’s construction loan commitments are converted into a proportionate share of the final permanent project mortgage loan. The construction financing portion of a project trades in the secondary market as an insured Construction Loan Certificate (“CLC”). When the project is completed, the investor exchanges all the monthly CLCs for an insured Permanent Loan Certificate (“PLC”). The PLC is an insured pass-through security backed by the final mortgage on the completed property. As such, PLCs typically have a thirty-five to forty year maturity, depending on the type of final project. There are vastly more PLCs than CLCs in the market, owing to the long economic lives of the project structures. While neither CLCs or PLCs are as liquid as agency single-family mortgage securities, both are traded on the secondary market and would generally not be considered illiquid. The benefit to owning these securities is a relatively high yield combined with significant prepayment protection, which generally makes these types of securities more attractive when prepayments are expected to be high in the mortgage market. CLCs typically offer a higher yield due to the fact that they are somewhat more administratively burdensome to account for.

DEMAND INSTRUMENTS—Certain instruments may entail a demand feature which permits the holder to demand payment of the principal amount of the instrument. Demand instruments may include variable amount master demand notes. Demand instruments with demand notice periods exceeding seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under “Illiquid Securities.”

DISTRESSED SECURITIES—Distressed securities are securities of issuers that are in transition, out of favor, financially leveraged or troubled, or potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. Distressed securities are considered risky investments although they also may offer the potential for correspondingly high returns. Such companies’ securities may be considered speculative, and the ability of such companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within such companies.

EQUITY-LINKED WARRANTS—Equity-linked warrants provide a way for investors to access markets where entry is difficult and time consuming due to regulation. Typically, a broker issues warrants to an investor and then purchases shares in the local market and issues a call warrant hedged on the underlying holding. If the investor exercises his call and closes his position, the shares are sold and the warrant is redeemed with the proceeds.

Each warrant represents one share of the underlying stock. Therefore, the price, performance and liquidity of the warrant are all directly linked to the underlying stock. The warrants can be redeemed for 100% of the value of the underlying stock (less transaction costs). Being American style warrants, they can be exercised at any time. The warrants are U.S. dollar-denominated and priced daily on several international stock exchanges.

There are risks associated with equity-linked warrants. The investor will bear the full counterparty risk to the issuing broker (but an adviser selects to mitigate this risk by only purchasing from issuers with high credit ratings). They also have a longer settlement period because they go through the same registration process as the underlying shares (about three weeks) and during this time the shares cannot be sold. There is currently no active trading market for equity-linked warrants. Certain issuers of such warrants may be deemed to be “investment companies” as defined in the 1940 Act. As a result, the Fund’s investment in such warrants may be limited by certain investment restrictions contained in the 1940 Act.

EQUITY SECURITIES—Equity securities represent ownership interests in a company and include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Investments in equity securities in general are subject to market risks, which may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases and sells equity securities in various ways, including securities listed on recognized foreign exchanges, traded in the U.S. on registered exchanges or in the over-the-counter market. Equity securities are described in more detail below:

Common Stock. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. The Fund may purchase preferred stock of all ratings, as well as unrated stock.

Warrants. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities. The Fund may purchase convertible securities of all ratings, as well as unrated securities.

Small and Medium Capitalization Issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies typically have lower trading volumes and consequently are often less liquid. They may also have less market stability and may be subject to more severe, abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.

EXCHANGE TRADED NOTES—Exchange traded notes (“ETNs”) generally are senior, unsecured, unsubordinated debt securities issued by a sponsor. They are designed to provide investors a different way to gain exposure to the returns of market benchmarks, particularly those in the natural resource and commodity markets. An ETN’s returns are based on the performance of a market index minus fees and expenses. ETNs are not equity investments or investment companies, but they do share some characteristics with those investment vehicles. As with equities, ETNs can be shorted, and as with ETFs and index funds, they are designed to track the total return performance of a benchmark index. Like ETFs, ETNs are traded on an exchange and can be bought and sold on the listed exchange. However, unlike an ETF, an ETN can be held until the ETN’s maturity, at which time the issuer will pay a return linked to the performance of the market index to which the ETN is linked minus certain fees. Unlike regular bonds, ETNs do not make periodic interest payments and principal is not protected. The market value of an ETN is determined by supply and demand, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer.

The market value of ETN shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETN shares at any point in time is not always identical to the supply and demand in the market for the securities/commodities/instruments underlying the index that the ETN seeks to track. The value of an ETN may also change due to a change in the issuer’s credit rating. As a result, there may be times when an ETN share trades at a premium or discount to its net asset value. Certain ETNs may not produce qualifying income for purposes of the “90% Test” (as defined in the “Taxes” section of this SAI), which must be met in order for the Fund to maintain its status as a regulated investment company under the Code. The Fund intends to monitor such investments to ensure that any non-qualifying income does not exceed permissible limits, but the Fund may not be able to accurately predict the non-qualifying income from these investments (see more information in the “Taxes” section of this SAI).

FIXED INCOME SECURITIES—Fixed income securities consist primarily of debt obligations issued by governments, corporations, municipalities and other borrowers but may also include structured securities that provide for participation interests in debt obligations. The Fund may invest in fixed income securities. The market value of the fixed income securities in which the Fund invests will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by recognized agencies in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the Fund’s net asset value.

Securities held by the Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest, and do not guarantee the securities’ yield or value or the yield or value of the Fund’s shares.

There is a risk that the current interest rate on floating and variable rate instruments may not accurately reflect existing market interest rates.

Additional information regarding fixed income securities is described below:

Duration. Duration is a measure of the expected change in value of a fixed income security for a given change in interest rates. For example, if interest rates changed by one percent, the value of a security having an effective duration of two years generally would vary by two percent. Duration takes the length of the time intervals between the present time and time that the interest and principal payments are scheduled, or in the case of a callable bond, expected to be received, and weighs them by the present values of the cash to be received at each future point in time.

Investment Grade Fixed Income Securities. Fixed income securities are considered investment grade if they are rated in one of the four highest rating categories by an NRSRO, or, if not rated, are determined to be of comparable quality by the Fund’s adviser. See “Description of Ratings” for a description of the bond rating categories of several NRSROs. Ratings of each NRSRO represent its opinion of the safety of principal and interest payments (and not the market risk) of bonds and other fixed income securities it undertakes to rate at the time of issuance. Ratings are not absolute standards of quality and may not reflect changes in an issuer’s creditworthiness. Fixed income securities rated BBB- or Baa3 lack outstanding investment characteristics, and have speculative characteristics as well. Securities rated Baa3 by Moody’s or BBB- by S&P or higher are considered by those rating agencies to be “investment grade” securities, although Moody’s considers securities rated in the Baa category to have speculative characteristics. While issuers of bonds rated BBB by S&P are considered to have adequate capacity to meet their financial commitments, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal for debt in this category than debt in higher rated categories. In the event a security owned by the Fund is downgraded below investment grade, an adviser will review the situation and take appropriate action with regard to the security, including the actions discussed below.

Lower Rated Securities. Lower-rated bonds or non-investment grade bonds are commonly referred to as “junk bonds” or high yield/high-risk securities. Lower rated securities are defined as securities rated below the fourth highest rating category by an NRSRO. Such obligations are speculative and may be in default.

Fixed income securities are subject to the risk of an issuer’s ability to meet principal and interest payments on the obligation (credit risk), and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated (i.e., high yield) securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which primarily react to movements in the general level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities. As a result, an adviser could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were highly liquid. Furthermore, the Fund may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund’s net asset value. Prices for high yield securities may also be affected by legislative and regulatory developments.

Lower rated or unrated fixed income obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Fund’s investment portfolio and increasing the exposure of the Fund to the risks of high yield securities.

Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund’s net asset value.

Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond’s value may decrease in a rising interest rate market, as will the value of the Fund’s assets. If the Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund’s rate of return.

Liquidity and Valuation. There may be little trading in the secondary market for particular bonds, which may affect adversely the Fund’s ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the value and liquidity of high-yield, high-risk bonds, especially in a thin market.

Taxes. The Fund may purchase debt securities (such as zero coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accretes in a taxable year is treated as earned by the Fund and therefore is subject to the distribution requirements applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Because the original issue discount earned by the Fund in a taxable year may not be represented by cash income, the Fund may have to dispose of other securities and use the proceeds to make distributions to shareholders.

FOREIGN SECURITIES—Foreign securities are securities issued by non-U.S. issuers. Investments in foreign securities may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in the exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the U.S. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

The value of the Fund’s investments denominated in foreign currencies will depend on the relative strengths of those currencies and the U.S. dollar, and the Fund may be affected favorably or unfavorably by changes in the exchange rates or exchange or currency control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

The Fund’s investments in emerging markets can be considered speculative, and therefore may offer higher potential for gains and losses than investments in developed markets of the world. With respect to an emerging country, there may be a greater potential for nationalization, expropriation or confiscatory taxation, political changes, government regulation, social instability or diplomatic developments (including war) which could affect adversely the economies of such countries or investments in such countries. The economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

In addition to the risks of investing in emerging market country debt securities, the Fund’s investment in government or government-related securities of emerging market countries and restructured debt instruments in emerging markets are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt, and requests to extend additional loan amounts. The Fund may have limited recourse in the event of default on such debt instruments.

FORWARD FOREIGN CURRENCY CONTRACTS—The Fund may invest in forward foreign currency contracts. A forward foreign currency contract involves a negotiated obligation to purchase or sell a specific currency at a future date (with or without delivery required), which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

Forward contracts generally may not be liquidated prior to the stated maturity date, although the parties to a contract may agree to enter into a second offsetting transaction with the same maturity, thereby fixing each party’s profit or loss on the two transactions. Nevertheless, each position must still be maintained to maturity unless the parties separately agree on an earlier settlement date. As a result, a party to a forward contract must be prepared to perform its obligations under each such contract in full. Parties to a forward contract may also separately agree to extend the contract by “rolling” it over prior to the originally scheduled settlement date.

The Fund may use currency instruments as part of a hedging strategy, as described below:

Transaction Hedging. Transaction Hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. The Fund may enter into Transaction Hedging out of a desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Position Hedging. The Fund may sell a non-U.S. currency and purchase U.S. currency to reduce exposure to the non-U.S. currency (“Position Hedging”). The Fund may use Position Hedging when an adviser reasonably believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar. The Fund may enter into a forward foreign currency contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of its portfolio securities denominated in such foreign currency. The precise matching of the forward foreign currency contract amount and the value of the portfolio securities involved may not have a perfect correlation since the future value of the securities hedged will change as a consequence of the market between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is difficult, and the successful execution of this short-term hedging strategy is uncertain.

Cross Hedges. The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

Proxy Hedges. The Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund’s portfolio is exposed is difficult to hedge or to hedge against the U.S. dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund’s portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund’s securities denominated in linked currencies.

In addition to the hedging transactions described above, the Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase their exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another.

The Fund may take long and short positions in foreign currencies in excess of the value of the Fund’s assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may engage in the currency transactions for hedging purposes, as well as to enhance the Fund’s returns.

The Fund may engage in non-deliverable forward transactions. A non-deliverable forward is a transaction that represents an agreement between the Fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. The non-deliverable forward transaction position is closed using a fixing rate, as defined by the central bank in the country of the currency being traded, that is generally publicly stated within one or two days prior to the settlement date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the Fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inception of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.

The Fund may invest in options on foreign currencies and futures. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. An option on a currency provides the purchaser, or “holder,” with the right, but not the obligation, to purchase, in the case of a “call” option, or sell, in the case of a “put” option, a stated quantity of the underlying currency at a fixed exchange rate up to a stated expiration date (or, in the case of certain options, on such date). The holder generally pays a nonrefundable fee for the option, referred to as the “premium,” but cannot lose more than this amount, plus related transaction costs. Thus, where the Fund is a holder of option contracts, such losses will be limited in absolute amount. In contrast to a forward contract, an option imposes a binding obligation only on the seller, or “writer.” If the holder exercises the option, the writer is obligated to complete the transaction in the underlying currency. An option generally becomes worthless to the holder when it expires. In addition, in the context of an exchange-traded option, the writer is often required to deposit initial margin and may be required to increase the margin on deposit if the market moves against the writer’s position. Options on currencies may be purchased in the over-the-counter market between commercial entities dealing directly with each other as principals. In purchasing an over-the-counter currency option, the holder is subject to the risk of default by the writer and, for this reason, purchasers of options on currencies may require writers to post collateral or other forms of performance assurance.

The Fund may invest in foreign currency futures contracts. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally, which are described elsewhere in this SAI. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation, which may subject the Fund to additional risk.

Risks. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree in a direction that is not anticipated. Furthermore, there is risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will “cover” its position as required by the 1940 Act.

Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchase and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market, which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country’s economy. Although forward foreign currency contracts and currency futures tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

FUTURES AND OPTIONS ON FUTURES—Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on national futures exchanges regulated by the U.S. Commodity Futures Trading Commission (“CFTC”). Consistent with CFTC regulations, the Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. The Fund may use futures contracts and related options for hedging purposes, risk management purposes or speculative purposes. Instances in which the Fund may use futures contracts and related options for risk management purposes include: attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to “cover” its position as required by the 1940 Act. The Fund may also “cover” its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also “cover” its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may “cover” its short position in a futures contract by taking a long position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may also “cover” its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also “cover” its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may “cover” its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also “cover” its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund’s use of futures contracts and options on futures, including the following: (i) the success of a hedging strategy may depend on an adviser’s ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (iii) there may not be a liquid secondary market for a futures contract or option; (iv) trading restrictions or limitations may be imposed by an exchange; and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure.

GNMA SECURITIES—The Fund may invest in securities issued by the Government National Mortgage Association (“GNMA”), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. However, any premiums paid to purchase these instruments are not subject to GNMA guarantees.

GNMA securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates consist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year mortgage-backed bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, the Fund will receive monthly scheduled payments of principal and interest. In addition, the Fund may receive unscheduled principal payments representing prepayments on the underlying mortgages. Any prepayments will be reinvested at the then-prevailing interest rate.

Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Due to this prepayment feature, GNMA certificates tend not to increase in value as much as most other debt securities when interest rates decline.

ILLIQUID SECURITIES—Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. The Fund may invest in illiquid securities. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust’s Board of Trustees (the “Board”). Despite such good faith efforts to determine fair value prices, the Fund’s illiquid securities are subject to the risk that the security’s fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Board, the advisers determine the liquidity of the Fund’s investments. In determining the liquidity of the Fund’s investments, an adviser may consider various factors, including: (i) the frequency and volume of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

The Fund invests in unaffiliated Underlying Funds in reliance on Section 12(d)(1)(F) of the 1940 Act. Section 12(d)(1)(F) provides in pertinent part that issuers of any security purchased by the Fund are not obligated to redeem such security in an amount exceeding 1% of such issuer’s total outstanding securities during any period of less than thirty days. As a result, shares of an unaffiliated Underlying Fund held by the Fund in excess of 1% of the unaffiliated Underlying Fund’s outstanding shares could in certain circumstances be considered illiquid if it is determined that the shares may not be sold in the ordinary course of business within seven days. The liquidity of such excess shares will be considered on a case-by-case basis by SIMC based on the following factors: (i) the Adviser’s knowledge of an unaffiliated Underlying Fund’s section 12(d)(1)(F) redemption practice upon discussion with the Underlying Fund’s investment adviser; (ii) the Fund’s past specific redemption experiences with an unaffiliated Underlying Fund; (iii) the Adviser’s evaluation of general market conditions that may affect securities held by an Underlying Fund; (iv) the Fund’s ability to accept a redemption in-kind of portfolio securities from an unaffiliated Underlying Fund; (v) significant developments involving an unaffiliated Underlying Fund; and (vi) any other information the Adviser deems relevant.

INSURANCE FUNDING AGREEMENTS—An insurance funding agreement (“IFA”) is normally a general obligation of the issuing insurance company and not a separate account. The purchase price paid for an IFA becomes part of the general assets of the insurance company, and the obligation is repaid from the company’s general assets. Generally, IFAs are not assignable or transferable without the permission of the issuing insurance company, and an active secondary market in IFAs may not exist. Therefore, IFAs will be subject to the Fund’s limitation on investment in illiquid securities when the Fund may not demand payment of the principal amount within seven days and a reliable trading market is absent. Additional information about illiquid securities is provided under “Illiquid Securities.”

INTERFUND LENDING AND BORROWING ARRANGEMENTS—The SEC has granted an exemption that permits the Fund to participate in an interfund lending program (the “Program”) with all other funds advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula approved by the SEI Funds’ board of trustees or directors (the “SEI Funds’ Board”). The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

All interfund loans and borrowings must comply with the conditions set forth in the exemption, which are designed to ensure fair and equitable treatment of all participating funds. The Fund’s participation in the Program must be consistent with its investment policies and limitations, and is subject to certain percentage limitations. Upon implementation of the Program, SIMC administers the Program according to procedures approved by the SEI Funds’ Board. In addition, the Program is subject to oversight and periodic review by the SEI Funds’ Board.

INVESTMENT COMPANIES—Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts and open-end investment companies, represent interests in professionally managed portfolios that may invest in various types of instruments. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies. Generally, the Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund’s total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. Pursuant to Rule 12d1-1 under the 1940 Act, the Fund may invest in one or more affiliated investment companies, which comply with Rule 2a-7 under the 1940 Act, in excess of the limits of Section 12 of the 1940 Act. The Fund may invest in investment companies managed by an adviser to the extent permitted by any rule or regulation of the SEC or any order or interpretation thereunder.

Exchange-Traded Funds. ETFs are investment companies that are registered under the 1940 Act as open-end funds or unit investment trusts. ETFs are actively traded on national securities exchanges and are generally based on specific domestic and foreign market indices. An “index-based ETF” seeks to track the performance of an index by holding in its portfolio either the contents of the index or a representative sample of the securities in the index. Because ETFs are based on an underlying basket of stocks or an index, they are subject to the same market fluctuations as these types of securities in volatile market swings.

LOAN PARTICIPATIONS AND ASSIGNMENTS—Loan participations are interests in loans to corporations or governments which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank, financial institution or syndicate member (“intermediary bank”). In a loan participation, the borrower will be deemed to be the issuer of the participation interest, except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying borrower. In the event of the bankruptcy or insolvency of the borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

Loan assignments are investments in assignments of all or a portion of certain loans from third parties. When the Fund purchases assignments from lenders, it will acquire direct rights against the borrower on the loan. Since assignments are arranged through private negotiations between potential assignees and assignors, however, the rights and obligations acquired by the Fund may differ from, and be more limited than, those held by the assigning lender. Loan participations and assignments may be considered liquid, as determined by the advisers based on criteria approved by the Board.

MONEY MARKET SECURITIES—Money market securities include short-term U.S. Government securities; custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; commercial paper rated in the highest short-term rating category by an NRSRO, such as Standard & Poor’s or Moody’s, or determined by an adviser to be of comparable quality at the time of purchase; short-term bank obligations (certificates of deposit, time deposits and bankers’ acceptances) of U.S. commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and repurchase agreements involving such securities. For a description of ratings, see the Appendix to this SAI.

MORTGAGE-BACKED SECURITIES—Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed-rate mortgages, graduated payment mortgages, adjustable rate mortgages and floating mortgages.

Mortgage-backed securities are described in more detail below:

Government Pass-Through Securities. These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). GNMA, Fannie Mae and Freddie Mac each guarantee timely distributions of interest to certificate holders. GNMA and Fannie Mae also guarantee timely distributions of scheduled principal. In the past, Freddie Mac has only guaranteed the ultimate collection of principal of the underlying mortgage loan; however, Freddie Mac now issues mortgage-backed securities (“FHLMC Gold PC” securities), which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities’ value, which is likely to vary inversely with fluctuations in interest rates.

There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) that are guaranteed as to the timely payment of principal and interest by GNMA and are backed by the full faith and credit of the U.S. Government. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”) that are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Government. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by Fannie Mae. Mortgage-backed securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). Freddie Mac is a corporate instrumentality of the U.S. Government, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not backed by the full faith and credit of the U.S. Government, and therefore are not guaranteed by the U.S. Government or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. Government or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be “passed through” to investors.

Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of “locking in” attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Private Pass-Through Securities. Private pass-through securities are mortgage-backed securities issued by a non-governmental entity, such as a trust. While they are generally structured with one or more types of credit enhancement, private pass-through securities generally lack a guarantee by an entity having the credit status of a governmental agency or instrumentality. The two principal types of private mortgage-backed securities are collateralized mortgage obligations (“CMOs”) and real estate mortgage investment conduits (“REMICs”).

Commercial Mortgage-Backed Securities (“CMBS”). CMBS are generally multi-class or pass-through securities backed by a mortgage loan or a pool of mortgage loans secured by commercial property, such as industrial and warehouse properties, office buildings, retail space and shopping malls, multifamily properties and cooperative apartments. The commercial mortgage loans that underlie CMBS are generally not amortizing or not fully amortizing. That is, at their maturity date, repayment of the remaining principal balance or “balloon” is due and is repaid through the attainment of an additional loan or sale of the property.

CMOs. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers’ general funds and additionally secured by a first lien on a pool of single family detached properties). CMOs are rated in one of the two highest categories by S&P or Moody’s. Many CMOs are issued with a number of classes or series which have different expected maturities. Investors purchasing such CMOs are credited with their portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal based on a predetermined priority schedule. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

REMICs. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by interests in real property. Guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae or Freddie Mac represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae, Freddie Mac or GNMA-guaranteed mortgage pass-through certificates. For Freddie Mac REMIC Certificates, Freddie Mac guarantees the timely payment of interest. GNMA REMIC Certificates are backed by the full faith and credit of the U.S. Government.

Parallel Pay Securities; Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs and REMICS are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Adjustable Rate Mortgage Securities (“ARMS”). ARMS are a form of pass-through security representing interests in pools of mortgage loans whose interest rates are adjusted from time to time. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the value of ARMS, like other debt securities, generally varies inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the value of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent that changes in prevailing interests rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are securities that are created when a U.S. Government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the “principal-only” security (“PO”) receives the principal payments made by the underlying mortgage-backed security, while the holder of the “interest-only” security (“IO”) receives interest payments from the same underlying security. The prices of stripped mortgage-backed securities may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.

Estimated Average Life. Due to the possibility of prepayments of the underlying mortgage instruments, mortgage-backed securities generally do not have a known maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. An average life estimate is a function of an assumption regarding anticipated prepayment patterns, based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants can produce different average life estimates with regard to the same security. There can be no assurance that estimated average life will be a security’s actual average life.

MORTGAGE DOLLAR ROLLS—Mortgage “dollar rolls” or “covered rolls,” are transactions in which the Fund sells securities (usually mortgage-backed securities) and simultaneously contracts to repurchase typically in 30 or 60 days, substantially similar, but not identical, securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on such securities.

The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”) as well as by the interest earned on the cash proceeds of the initial sale. At the end of the roll commitment period, the Fund may or may not take delivery of the securities it has contracted to purchase. Mortgage dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. A “covered roll” is a specific type of mortgage dollar roll for which there is an offsetting cash position or cash equivalent securities position that matures on or before the forward settlement date of the mortgage dollar roll transaction. As used herein the term “mortgage dollar roll” refers to mortgage dollar rolls that are not “covered rolls.” If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund’s right to repurchase the security may be restricted. Other risks involved in entering into mortgage dollar rolls include the risk that the value of the security may change adversely over the term of the mortgage dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid senior security concerns, the Fund will “cover” any mortgage dollar roll as required by the 1940 Act.

MUNICIPAL SECURITIES—Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated facilities.

Additional information regarding municipal securities is described below:

Municipal Bonds. Municipal bonds are debt obligations issued to obtain funds for various public purposes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds and participation interests in municipal bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, such as tolls from a toll bridge. Certificates of participation represent an interest in an underlying obligation or commitment, such as an obligation issued in connection with a leasing arrangement. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The Fund may purchase private activity or industrial development bonds if, in the opinion of counsel for the issuers, the interest paid is exempt from Federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-owned or -operated facilities for business and manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, parking or sewage or solid waste disposal facilities, as well as certain other categories. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility’s user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Moral obligation bonds are normally issued by special purpose authorities. Moral obligation bonds are not backed by the full faith and credit of the state, but are generally backed by the agreement of the issuing authority to request appropriations from the state legislative body.

Municipal Leases. Municipal leases are instruments, or participations in instruments, issued in connection with lease obligations or installment purchase contract obligations of municipalities (“municipal lease obligations”). Although municipal lease obligations do not constitute general obligations of the issuing municipality, a lease obligation may be backed by the municipality’s covenant to budget for, appropriate funds for, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses, which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose in the relevant years. Municipal lease obligations are a relatively new form of financing, and the market for such obligations is still developing.

Municipal leases will be treated as liquid only if they satisfy criteria set forth in guidelines established by the Board, and there can be no assurance that a market will exist or continue to exist for any municipal lease obligation. Information regarding illiquid securities is provided under the section “Illiquid Securities.”

Municipal Notes. Municipal notes consist of general obligation notes, tax anticipation notes (notes sold to finance working capital needs of the issuer in anticipation of receiving taxes on a future date), revenue anticipation notes (notes sold to provide needed cash prior to receipt of expected non-tax revenues from a specific source), bond anticipation notes, certificates of indebtedness, demand notes, construction loan notes and participation interests in municipal notes. The maturities of the instruments at the time of issue will generally range from three months to one year.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS—Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

Bankers’ Acceptances. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers’ acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

Bank Notes. Bank notes are notes used to represent debt obligations issued by banks in large denominations.

Certificates of Deposit. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid. Additional information about illiquid securities is provided under the section “Illiquid Securities.”

Time Deposits. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities. Additional information about illiquid securities is provided under the section “Illiquid Securities.”

OBLIGATIONS OF SUPRANATIONAL ENTITIES—Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, the Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and the Nordic Investment Bank. The governmental members, or “stockholders,” usually make initial capital contributions to the supranational entity and, in many cases, are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

OPTIONS—The Fund may purchase and write put and call options on indices and enter into related closing transactions. A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be “covered” as required by the 1940 Act.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices or securities must be “covered” as required by the 1940 Act.

The Fund may trade put and call options on securities, securities indices and currencies, as an adviser determines is appropriate in seeking the Fund’s investment objective, and except as restricted by the Fund’s investment limitations as set forth below. See “Investment Limitations.”

The initial purchase (sale) of an option contract is an “opening transaction.” In order to close out an option position, the Fund may enter into a “closing transaction,” which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities for any lawful purpose, including to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium for such options. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund’s securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write (i.e., sell) “covered” call options on securities for any lawful purpose, including as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease, as applicable, to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options (“OTC options”) differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is normally done by reference to information from a market maker. It is the SEC’s position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks. Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

PAY-IN-KIND BONDS—Pay-in-kind bonds are securities which, at the issuer’s option, pay interest in either cash or additional securities for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities.

PUT TRANSACTIONS—The Fund may purchase securities at a price which would result in a yield to maturity lower than generally offered by the seller at the time of purchase when the Fund can simultaneously acquire the right to sell the securities back to the seller, the issuer or a third party (the “writer”) at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “standby commitment” or a “put.” The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Fund reserves the right to engage in put transactions. The right to put the securities depends on the writer’s ability to pay for the securities at the time the put is exercised. The Fund would limit its put transactions to institutions which an adviser believes present minimum credit risks, and an adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer’s credit or a provision in the contract that the put will not be exercised except in certain special cases; for example, to maintain Fund liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. For the purpose of determining the “maturity” of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Fund will consider “maturity” to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

RECEIPTS—Receipts are interests in separately traded interest and principal component parts of U.S. Government obligations that are issued by banks or brokerage firms and are created by depositing U.S. Government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include “Treasury Receipts” (“TRs”), “Treasury Investment Growth Receipts” (“TIGRs”), “Liquid Yield Option Notes” (“LYONs”) and “Certificates of Accrual on Treasury Securities” (“CATS”). LYONs, TIGRs and CATS are interests in private proprietary accounts while TRs and Separately Traded Registered Interest and Principal Securities (“STRIPS”) (see “U.S. Treasury Obligations”) are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by the Fund and therefore is subject to distribution requirements applicable to regulated investment companies under Subchapter M of the Code. Because of these features, such securities may be subject to greater interest rate volatility than interest paying fixed income securities.

REAL ESTATE INVESTMENT TRUSTS—Real Estate Investment Trusts (“REITs”) are trusts that invest primarily in commercial real estate or real estate-related loans. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with certain requirements under the Code relating to its organization, ownership, assets and income, as well as with a requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs. By investing in REITs indirectly through the Fund, shareholders will bear not only the proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of underlying REITs.

The Fund may be subject to certain risks associated with the direct investments of the REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code or its failure to maintain exemption from registration under the 1940 Act.

REPURCHASE AGREEMENTS—A repurchase agreement is an agreement in which one party sells securities to another party in return for cash, with an agreement to repurchase equivalent securities at an agreed price and on an agreed future date. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions deemed creditworthy by an adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement. The advisers monitor compliance with this requirement, as well as the ongoing financial condition and credit-worthiness of the counter party. Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund’s right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of an adviser, liquidity or other considerations so warrant.

RESTRICTED SECURITIES—Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933, as amended (the “1933 Act”), or an exemption from registration. Permitted investments for the Fund include restricted securities. Restricted securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by an adviser pursuant to guidelines adopted by the Board. Under these guidelines, the particular adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, each adviser intends to purchase securities that are exempt from registration under Rule 144A under the 1933 Act and Section 4(2) commercial paper issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act.

REVERSE REPURCHASE AGREEMENTS AND SALE-BUYBACKS—Reverse repurchase agreements are transactions in which the Fund sells portfolio securities to financial institutions such as banks and broker-dealers, and agrees to repurchase them at a mutually agreed-upon date and price which is higher than the original sale price. The Fund may invest in reverse repurchase agreements. Reverse repurchase agreements are similar to a fully collateralized borrowing by the Fund. At the time the Fund enters into a reverse repurchase agreement, it will earmark or place in a segregated account cash or liquid securities having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

Reverse repurchase agreements involve risks. Reverse repurchase agreements are a form of leverage and the use of reverse repurchase agreements by the Fund may increase the Fund’s volatility. Reverse repurchase agreements are also subject to the risk that the other party to the reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund. Reverse repurchase agreements also involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. In addition, when the Fund invests the proceeds it receives in a reverse repurchase transaction, there is a risk that those investments may decline in value. In this circumstance, the Fund could be required to sell other investments in order to meet its obligations to repurchase the securities.

In a sale-buyback transaction, the Fund sells an underlying security for settlement at a later date. A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. The Fund’s obligations under a sale-buyback typically would be offset by earmarking or placing in a segregated account cash or liquid securities having a value equal to the amount of the Fund’s forward commitment to repurchase the underlying security.

SECURITIES LENDING—The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to its advisers or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. Government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily, although the borrower will be required to deliver collateral of 102% and 105% of the market value of borrowed securities for domestic and foreign issuers, respectively. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund’s securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. Government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the

Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund’s administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. The Board has adopted procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

The Fund will invest the cash received as collateral through loan transactions in other eligible securities, which may include shares of a registered money market fund, or of an unregistered money market fund that complies with the requirements of Rule 2a-7 under the 1940 Act. Such money market funds might not seek or be able to maintain a stable $1.00 per share net asset value.

Investing the cash collateral subjects the Fund to market risk.

The Fund remains obligated to return all collateral to the borrower under the terms of its securities lending arrangements, even if the value of the investments made with the collateral has declined. Accordingly, if the value of a security in which the cash collateral has been invested declines, the loss would be borne by the Fund, and the Fund may be required to liquidate other investments in order to return collateral to the borrower at the end of a loan.

The cash collateral may be invested in the SEI Liquidity Fund, LP (the “Liquidity Fund”), an affiliated unregistered money market fund managed by SIMC and operated in accordance with Rule 12d1-1 under the 1940 Act. Although the Liquidity Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 of the 1940 Act to the extent required by Rule 12d1-1 under the 1940 Act. The cash collateral invested in the Liquidity Fund may be subject to the risk of loss in the underlying investments of the Liquidity Fund.

SHORT SALES—Short sales may be used by the Fund as part of its overall portfolio management strategies or to offset (hedge) a potential decline in the value of a security. The Fund may engage in short sales that are either “against the box” or “uncovered.” A short sale is “against the box” if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short. Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short; or (b) otherwise “cover” the Fund’s short position as required by the 1940 Act.

SWAPS, CAPS, FLOORS, COLLARS AND SWAPTIONS—Swaps are privately negotiated over-the-counter derivative products in which two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities (referred to as the “underlying”) and a predetermined amount (referred to as the “notional amount”). The underlying for a swap may be an interest rate (fixed or floating), a currency exchange rate, a commodity price index, a security, group of securities or a securities index, a combination of any of these, or various other rates, assets or indices. Swap agreements generally do not involve the delivery of the underlying or principal, and a party’s obligations generally are equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the swap agreement.

A great deal of flexibility is possible in the way swaps may be structured. For example, in a simple fixed-to-floating interest rate swap, one party makes payments equivalent to a fixed interest rate, and the other party makes payments calculated with reference to a specified floating interest rate, such as LIBOR or the prime rate. In a currency swap, the parties generally enter into an agreement to pay interest streams in one currency based on a specified rate in exchange for receiving interest streams denominated in another currency. Currency swaps may involve initial and final exchanges of the currency that correspond to the agreed upon notional amount.

The Fund may engage in simple or more complex swap transactions involving a wide variety of underlyings for various reasons. For example, the Fund may enter into a swap to gain exposure to investments (such as an index of securities in a market) or currencies without actually purchasing those stocks or currencies; to make an investment without owning or taking physical custody of securities or currencies in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable; to hedge an existing position; to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded the desired return; or for various other reasons.

The Fund may enter into credit default swaps, as a buyer or a seller. The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided no event of default has occurred. If an event of default occurs, the seller must pay the buyer the full notional value (“par value”) of the underlying in exchange for the underlying. If the Fund is a buyer and no event of default occurs, the Fund will have made a stream of payments to the seller without having benefited from the default protection it purchased. However, if an event of default occurs, the Fund, as buyer, will receive the full notional value of the underlying that may have little or no value following default. As a seller, the Fund receives a fixed rate of income throughout the term of the contract, provided there is no default. If an event of default occurs, the Fund would be obligated to pay the notional value of the underlying in return for the receipt of the underlying. The value of the underlying received by the Fund, coupled with the periodic payments previously received may be less than the full notional value it pays to the buyer, resulting in a loss of value to the Fund. Credit default swaps involve different risks than if the Fund invests in the underlying directly.

Caps, floors, collars and swaptions are privately-negotiated option-based derivative products. Like a put or call option, the buyer of a cap or floor pays a premium to the writer. In exchange for that premium, the buyer receives the right to a payment equal to the differential if the specified index or rate rises above (in the case of a cap) or falls below (in the case of a floor) a pre-determined strike level. Like swaps, obligations under caps and floors are calculated based upon an agreed notional amount, and, like most swaps (other than foreign currency swaps), the entire notional amount is not exchanged. A collar is a combination product in which one party buys a cap from and sells a floor to another party. Swaptions give the holder the right to enter into a swap. The Fund may use one or more of these derivative products in addition to or in lieu of a swap involving a similar rate or index.

Under current market practice, swaps, caps, collars and floors between the same two parties are generally documented under a “master agreement.” In some cases, options and forwards between the parties may also be governed by the same master agreement. In the event of a default, amounts owed under all transactions entered into under, or covered by, the same master agreement would be netted, and only a single payment would be made.

Generally, the Fund would calculate the obligations of the swap agreements’ counterparties on a “net basis.” Consequently, the Fund’s current obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty to the swap agreement (the “net amount”). The Fund’s current obligation under a swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered as required by the 1940 Act. The Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under the existing agreements with that party would exceed 5% of the Fund’s total assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents using standardized swap agreements. As a result, the use of swaps has become more prevalent in comparison with the markets for other similar instruments that are also traded in over-the-counter markets.

Swaps and other derivatives involve risks. One significant risk in a swap, cap, floor, collar or swaption is the volatility of the specific interest rate, currency or other underlying that determines the amount of payments due to and from the Fund. This is true whether these derivative products are used to create additional risk exposure for the Fund or to hedge, or manage, existing risk exposure. If under a swap, cap, floor, collar or swaption agreement the Fund is obligated to make a payment to the counterparty, the Fund must be prepared to make the payment when due. The Fund could suffer losses with respect to such an agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions. Further, the risks of caps, floors and collars, like put and call options, may be unlimited for the seller if the cap or floor is not hedged or covered, but is limited for the buyer.

Because under swap, cap, floor, collar and swaption agreements a counterparty may be obligated to make payments to the Fund, these derivative products are subject to risks related to the counterparty’s creditworthiness. If a counterparty defaults, the Fund’s risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement (this may not be true for currency swaps that require the delivery of the entire notional amount of one designated currency in exchange for the other). Upon default by a counterparty, however, the Fund may have contractual remedies under the swap agreement.

The Fund will enter into swaps only with counterparties that an adviser believes to be creditworthy. In addition, the Fund will earmark or segregate cash or liquid securities in an amount equal to any liability amount owned under a swap, cap, floor, collar or swaption agreement, or will otherwise “cover” its position as required by the 1940 Act.

U.S. GOVERNMENT SECURITIES—Examples of types of U.S. Government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. Government agencies or U.S. Government sponsored entities such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import

Bank of the United States, Small Business Administration, Fannie Mae, GNMA, General Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Freddie Mac, Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. Government securities are not guaranteed against price movements due to fluctuating interest rates.

U.S. Treasury Obligations. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as STRIPS and TRs.

U.S. Government Zero Coupon Securities. STRIPS and receipts are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

U.S. Government Agencies. Some obligations issued or guaranteed by agencies of the U.S. Government are supported by the full faith and credit of the U.S. Treasury (e.g., Treasury bills, notes and bonds, and securities guaranteed by GNMA), others are supported by the right of the issuer to borrow from the Treasury (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the instrumentality (e.g., obligations of Fannie Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund’s shares.

VARIABLE AND FLOATING RATE INSTRUMENTS—Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates that are not fixed, but that vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly, or some other reset period. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES—When-issued and delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although the Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if an adviser deems it appropriate. When the Fund purchases when-issued or delayed delivery securities, it will “cover” its position as required by the 1940 Act.

YANKEE OBLIGATIONS—Yankee obligations (“Yankees”) are U.S. dollar-denominated instruments of foreign issuers who either register with the SEC or issue securities under Rule 144A of the 1933 Act. These obligations consist of debt securities (including preferred or preference stock of non-governmental issuers), certificates of deposit, fixed time deposits and bankers’ acceptances issued by foreign banks, and debt obligations of foreign governments or their subdivisions, agencies and instrumentalities, international agencies and supranational entities. Some securities issued by foreign governments or their subdivisions, agencies and instrumentalities may not be backed by the full faith and credit of the foreign government.

The Yankee obligations selected for the Fund will adhere to the same quality standards as those utilized for the selection of domestic debt obligations.

ZERO COUPON SECURITIES—Zero coupon securities are securities that are sold at a discount to par value and securities on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income” annually. Because the Fund will distribute its “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the Fund will have fewer assets with which to purchase income producing securities. Pay-in-kind securities pay interest in either cash or additional securities, at the issuer’s option, for a specified period. Pay-in-kind bonds, like zero coupon bonds, are designed to give an issuer flexibility in managing cash flow. Pay-in-kind bonds are expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. Pay-in-kind bonds are usually less volatile than zero coupon bonds, but more volatile than cash pay securities. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals.

To avoid any leveraging concerns, the Fund will “cover” its position as required by the 1940 Act. Zero coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods. STRIPS and receipts (TRs, TIGRs, LYONs and CATS) are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

Corporate zero coupon securities are: (i) notes or debentures which do not pay current interest and are issued at substantial discounts from par value; or (ii) notes or debentures that pay no current interest until a stated date one or more years into the future, after which date the issuer is obligated to pay interest until maturity, usually at a higher rate than if interest were payable from the date of issuance, and may also make interest payments in kind (e.g., with identical zero coupon securities). Such corporate zero coupon securities, in addition to the risks identified above, are subject to the risk of the issuer’s failure to pay interest and repay principal in accordance with the terms of the obligation. The Fund must accrete the discount or interest on high-yield bonds structured as zero coupon securities as income even though it does not receive a corresponding cash interest payment until the security’s maturity or payment date. For tax purposes, original issue discount that accretes in a taxable year is treated as earned by the Fund and therefore is subject to the distribution requirements applicable to the regulated investment companies under Subchapter M of the Code. The Fund may have to dispose of its securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing cash to satisfy distribution requirements. The Fund accrues income with respect to the securities prior to the receipt of cash payments.

INVESTMENT LIMITATIONS

The following are fundamental and non-fundamental policies of the Fund. The following percentage limitations (except for the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

Fundamental Policies

The following investment limitations are fundamental policies of the Fund, which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund’s outstanding shares. The term “majority of outstanding shares” means the vote of: (i) 67% or more of the Fund’s shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

The Fund may not:

1. Concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

2. Borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

3. Make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

4. Purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

5. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Non-Fundamental Policies

The following limitations are non-fundamental policies of the Fund and may be changed by the Board without a vote of shareholders.

The Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure permitted borrowings or related to the deposit of assets in escrow or the posting of collateral in segregated accounts in compliance with the asset segregation requirements imposed by Section 18 of the 1940 Act, or any rule or SEC staff interpretation thereunder.

2. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

3. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

4. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. To the extent that its borrowings exceed 5% of its assets: (i) all borrowings will be repaid before the Fund makes additional investments and any interest paid on such borrowings will reduce income; and (ii) asset coverage of at least 300% is required.

5. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may: (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

6. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase: (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

The following descriptions of the 1940 Act may assist shareholders in understanding the above policies and restrictions.

Diversification. Under the 1940 Act, a diversified investment management company, as to 75% of its total assets, may not purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government, its agents or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s outstanding voting securities would be held by the fund. The Fund is a non-diversified investment management company.

Concentration. The SEC has presently defined concentration as investing 25% or more of an investment company’s net assets in an industry or group of industries, with certain exceptions.

Borrowing. The 1940 Act presently allows a fund to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).

Senior Securities. Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

Lending. Under the 1940 Act, a fund may only make loans if expressly permitted by its investment policies. The Fund’s nonfundamental investment policy on lending is set forth above.

Underwriting. Under the 1940 Act, underwriting securities involves a fund purchasing securities directly from an issuer for the purpose of selling (distributing) them or participating in any such activity either directly or indirectly. Under the 1940 Act, a diversified fund may not make any commitment as underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers (other than investment companies) of which it owns more than 10% of the outstanding voting securities, exceeds 25% of the value of its total assets.

Real Estate. The 1940 Act does not directly restrict a fund’s ability to invest in real estate, but does require that every fund have a fundamental investment policy governing such investments. The Fund has adopted a fundamental policy that would permit direct investment in real estate. However, the Fund has a non-fundamental investment limitation that prohibits it from investing directly in real estate. This non-fundamental policy may be changed only by vote of the Fund’s Board.

THE ADMINISTRATOR AND TRANSFER AGENT

General. SEI Investments Global Funds Services (the “Administrator”), a Delaware statutory trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. The Administrator also serves as the transfer agent for the Fund. SIMC, a wholly-owned subsidiary of SEI Investments Company (“SEI”), is the owner of all beneficial interest in the Administrator and transfer agent. SEI and its subsidiaries and affiliates, including the Administrator, are leading providers of fund evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to other mutual funds.

Administration Agreement with the Trust. The Trust and the Administrator have entered into an administration and transfer agency agreement (“the Administration Agreement”). Under the Administration Agreement, the Administrator provides the Trust with administrative and transfer agency services or employs certain other parties, including its affiliates, who provide such services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Administration Agreement shall remain effective for the initial term of the Agreement and each renewal term thereof unless earlier terminated: (a) by a vote of a majority of the Trustees of the Trust on not less than 60 days’ written notice to the Administrator; or (b) by the Administrator on not less than 90 days’ written notice to the Trust.

If operating expenses of the Fund exceed applicable limitations, the Administrator will pay such excess. The Administrator will not be required to bear expenses of the Fund to an extent which would result in the Fund’s inability to qualify as a regulated investment company under provisions of the Code. The term “expenses” is defined in such laws or regulations, and generally excludes brokerage commissions, distribution expenses, taxes, interest and extraordinary expenses.

Administration Fees. For its administrative services, the Administrator receives a fee, which is calculated based upon the aggregate average daily net assets of the Trust and paid monthly by the Fund, at an annual rate of X.XX%.

THE ADVISER AND SUB-ADVISERS

General. SIMC is a wholly-owned subsidiary of SEI (NASDAQ: SEIC), a leading global provider of outsourced asset management, investment processing and investment operations solutions. The principal business address of SIMC and SEI is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI was founded in 1968, and is a leading provider of investment solutions to banks, institutional investors, investment advisers and insurance companies. SIMC and its affiliates currently serve as adviser to more than XX investment companies, including more than XX funds. SIMC had approximately $XX.X billion in assets as of January 31, 2009.

Manager of Managers Structure. SIMC is the investment adviser for the Fund, and operates as a “manager of managers.” SIMC and the Trust have obtained an exemptive order from the SEC that permits SIMC, with the approval of the Board, to retain unaffiliated investment sub-advisers for the Fund without submitting the sub-advisory agreement to a vote of the Fund’s shareholders. Among other things, the exemptive relief permits the non-disclosure of amounts payable by SIMC under such sub-advisory agreements. The Trust will notify shareholders in the event of any change in the identity of the Sub-Advisers.

Subject to Board review, SIMC allocates and, when appropriate, reallocates the Fund’s assets among the Sub-Advisers, monitors and evaluates Sub-Adviser performance, and oversees Sub-Adviser compliance with the Fund’s investment objectives, policies and restrictions. The Sub-Advisers are selected based primarily upon the research and recommendation of SIMC, which evaluates quantitatively and qualitatively a Sub-Adviser’s skills and investment results in managing assets for specific asset classes, investment styles and strategies. SIMC has ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee the Sub-Advisers and recommend their hiring, termination and replacement.

Advisory and Sub-Advisory Agreements. The Trust and SIMC have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the Fund and may manage the cash portion of the Fund’s assets. Pursuant to separate sub-advisory agreements (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”) with SIMC, and under the supervision of SIMC and the Board, one or more Sub-Advisers are responsible for the day-to-day investment management of all or a distinct portion of the assets of the Fund. The Sub-Advisers are also responsible for managing their employees who provide services to the Fund.

The Advisory Agreement and certain of the Sub-Advisory Agreements provide that SIMC (or any Sub-Adviser) shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. In addition, certain of the Sub-Advisory Agreements provide that a Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

The continuance of each Investment Advisory Agreement must be specifically approved at least annually: (i) by the vote of a majority of the outstanding shares of the Fund or by the Trustees; and (ii) by the vote of a majority of the Trustees who are not parties to such Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days’ nor more than 60 days’ written notice to SIMC or a Sub-Adviser, as applicable, or by SIMC or a Sub-Adviser, as applicable, on 90 days’ written notice to the Trust.

Advisory and Sub-Advisory Fees. For these advisory services, SIMC receives a fee, which is calculated daily and paid monthly, at an annual rate of X.XX%.

SIMC pays the Sub-Advisers a fee out of its advisory fee, which is based on a percentage of the average monthly market value of the assets managed by each Sub-Adviser.

The Sub-Advisers.

[TO BE DETERMINED.]

DISTRIBUTION AND SHAREHOLDER SERVICING

General. SEI Investments Distribution Co. (the “Distributor”), serves as the Fund’s distributor. The Distributor, a wholly-owned subsidiary of SEI, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Distribution Agreement with the Trust. The Distributor serves as the Fund’s Distributor pursuant to a distribution agreement (the “Distribution Agreement”) with this Trust. The Distribution Agreement shall be reviewed and ratified at least annually by (i) either the vote of a majority of the Trustees of the Trust, or the vote of a majority of the outstanding voting securities of the Trust, and (ii) the vote of a majority of those Trustees of the Trust who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on the approval.

The terms “vote of a majority of the outstanding voting securities” and “interested persons” shall have the respective meanings specified in the 1940 Act. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to the Fund on not less than 60 days’ notice by the Trust’s Trustees, by vote of a majority of the outstanding shares of the Fund or by the Distributor. The Distributor will receive no compensation for the distribution of Class A Shares of the Fund.

The Trust has adopted a shareholder servicing plan for its Class A Shares (the “Shareholder Servicing Plan”) and an administrative servicing plan (the “Administrative Servicing Plan”) for the Class A Shares of the Fund. Under the Shareholder Servicing Plan and Administrative Servicing Plan, the Distributor may perform, or may compensate other service providers for performing, the following administrative services: providing sub-accounting with respect to shares beneficially owned by clients; providing information periodically to clients showing their positions in shares; forwarding shareholder communications from the Fund (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to clients; processing purchase, exchange and redemption requests from clients and placing such orders with the Fund or its service providers; processing dividend payments from the Fund on behalf of its clients; and providing such other similar services as the Fund may, through the Distributor, reasonably request to the extent that the service provider is permitted to do so under applicable laws or regulations.

Distribution Expenses Incurred by Adviser. The Fund are sold primarily through independent registered investment advisers, financial planners, bank trust departments and other financial advisors (“Financial Advisors”) who provide their clients with advice and services in connection with their investments in the SEI Funds. SEI Funds are typically combined into complete investment portfolios and strategies using asset allocation techniques to serve investor needs. In connection with its distribution activities, SIMC and its affiliates may provide Financial Advisors, without charge, asset allocation models and strategies, custody services, risk assessment tools, and other investment information and services to assist the Financial Advisor in providing advice to investors.

SIMC may hold conferences, seminars and other educational and informational activities for Financial Advisors for the purpose of educating Financial Advisors about the Fund and other investment products offered by SIMC or its affiliates. SIMC may pay for lodging, meals and other similar expenses incurred by Financial Advisors in connection with such activities. SIMC also may pay expenses associated with joint marketing activities with Financial Advisors, including, without limitation, seminars, conferences, client appreciation dinners, direct market mailings and other marketing activities designed to further the promotion of the Fund. In certain cases, SIMC may make payments to Financial Advisors or their employer in connection with their solicitation or referral of investment business, subject to any regulatory requirements for disclosure to and consent from the investor. All such marketing expenses and solicitation payments are paid by SIMC or its affiliates out of their past profits or other available resources, and are not charged to the Fund.

Many Financial Advisors may be affiliated with broker-dealers. SIMC and its affiliates may pay compensation to broker-dealers or other financial institutions for services such as, without limitation, providing the Fund with “shelf space” or a higher profile for the firm’s associated Financial Advisors and their customers, placing the Fund on the firm’s preferred or recommended fund list, granting the Distributor access to the firm’s associated Financial Advisors, providing assistance in training and educating the firm’s personnel, allowing sponsorship of seminars or informational meetings, and furnishing marketing support and other specified services. These payments may be based on the average net assets of SEI Funds attributable to that broker-dealer, gross or net sales of SEI Funds attributable to that broker-dealer, a negotiated lump sum payment, or other appropriate compensation for services rendered.

Payments may also be made by SIMC or its affiliates to financial institutions to compensate or reimburse them for administrative or other client services provided such as sub-transfer agency services for shareholders or retirement plan participants, omnibus accounting or sub-accounting, participation in networking arrangements, account set-up, recordkeeping and other shareholder services. These fees may be used by the financial institutions to offset or reduce fees that would otherwise be paid directly to them by certain account holders, such as retirement plans. The foregoing payments may be in addition to any shareholder servicing fees paid to a financial institution in accordance with the Fund’s Shareholder Servicing Plan or Administrative Servicing Plan.

The payments discussed above may be significant to the financial institutions receiving them, and may create an incentive for the financial institutions or their representatives to recommend or offer shares of the SEI Funds to their customers rather than other funds or investment products. These payments are made by SIMC and its affiliates out of its past profits or other available resources.

Although the Fund may use broker-dealers that sell Fund shares to effect transactions for the Fund’s portfolios, the Fund, SIMC and the Sub-Advisers will not consider the sale of Fund shares as a factor when choosing broker-dealers to effect those transactions and will not direct brokerage transactions to broker-dealers as compensation for the sales of Fund shares.

TRUSTEES AND OFFICERS OF THE TRUST

Board Responsibilities. The management and affairs of the Trust and the Fund are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. Each Trustee is responsible for overseeing the Fund and each fund of SEI Institutional Managed Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP (the “Fund Complex”), which currently consists of XX funds and includes funds not described in this SAI. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

Members of the Board. Set forth below are the names, dates of birth, position with the Trust, the year in which the Trustee was elected, other directorships held and the principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. There is no stated term of office for the Trustees of the Trust. However, a Trustee must retire from the Board by the end of the calendar year in which the Trustee turns 75 provided that, although there shall be a presumption that each Trustee attaining such age shall retire, the Board may, if it deems doing so to be consistent with the best interest of the trusts, and with the consent of any Trustee that is eligible for retirement, by unanimous vote, extend the term of such Trustee for successive periods of one year. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Interested Trustees.

ROBERT A. NESHER (DOB 08/17/46)—Chairman of the Board of Trustees* (since 1986)—SEI employee, 1974-present. Mr. Nesher currently manages SEI’s proprietary investment advisory and mutual fund business and SEI’s third-party fund administration business. President and Chief Executive Officer of the Trust, December 2005-present. President and Director of SEI Opportunity Fund, L.P. and SEI Structured Credit Fund, LP. Director of SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

WILLIAM M. DORAN (DOB 05/26/40)—Trustee* (since 1986)—1701 Market Street, Philadelphia, PA 19103. Self-employed Consultant since 2003. Partner, Morgan, Lewis & Bockius LLP (law firm) from 1976 to 2003, counsel to the Trust, SEI, SIMC, the Administrator and the Distributor. Director of SEI since 1974; Secretary of SEI since 1978. Director of the Distributor since 2003. Director of SEI Investments (Europe), Limited, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Asia), Limited and SEI Asset Korea Co., Ltd. Trustee of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

Independent Trustees.

JAMES M. STOREY (DOB 04/12/31)—Trustee (since 1994)—Attorney, Solo Practitioner since 1994. Partner, Dechert Price & Rhoads (law firm), September 1987-December 1993. Trustee/Director of U.S.

Charitable Gift Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

GEORGE J. SULLIVAN, JR. (DOB 11/13/42)—Trustee (since 1996)—Self-employed Consultant, Newfound Consultants Inc. since April 1997. Trustee/Director of State Street Navigator Securities Lending Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

ROSEMARIE B. GRECO (DOB 03/31/46)—Trustee (since 1999)—Senior Advisor, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania, since 2009. Director, Governor’s Office of Health Care Reform, Commonwealth of Pennsylvania, 2003-2008. Founder and Principal, Grecoventures Ltd., 1999-2002. Director, Sunoco, Inc. and Exelon Corporation. Trustee/Director of Pennsylvania Real Estate Investment Trust, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

NINA LESAVOY (DOB 07/24/57)—Trustee (since 2003)—Founder and Managing Director, Avec Capital (strategic fundraising firm), since April 2008. Managing Director, Cue Capital (strategic fundraising firm), March 2002-March 2008. Trustee/Director of SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

JAMES M. WILLIAMS (DOB 10/10/47)—Trustee (since 2004)—Vice President and Chief Investment Officer, J. Paul Getty Trust, Non Profit Foundation for Visual Arts, since December 2002. President, Harbor Capital Advisors and Harbor Mutual Funds, 2000-2002. Manager, Pension Asset Management, Ford Motor Company, 1997-1999. Trustee/Director of Ariel Mutual Funds, SEI Opportunity Fund, L.P., SEI Structured Credit Fund, LP, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

MITCHELL A. JOHNSON (DOB 03/01/42)—Trustee (since 2007)—Private Investor since 1994. Director, Federal Agricultural Mortgage Corporation (Farmer Mac). Trustee/Director of The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II, Bishop Street Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

HUBERT L. HARRIS, JR. (DOB 07/15/43)—Trustee (since 2008)—Retired since December 2005. Chief Executive Officer and Chair of the Board of Directors, AMVESCAP Retirement, Inc. (retirement plan provider), 1997-December 2005. Chief Executive Officer, INVESCO North America (investment management firm), September 2003-December 2005. Director, Colonial BancGroup, Inc. Chair of the Board of Trustees, Georgia Tech Foundation, Inc. Trustee/Director of SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional Investments Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and SEI Alpha Strategy Portfolios, LP.

* Messrs. Nesher and Doran are Trustees who may be deemed to be “interested” persons (as that term is defined in the 1940 Act) of the Fund by virtue of their relationship with the Trust’s Distributor and SIMC.

Board Standing Committees. The Board has established the following standing committees:

• Audit Committee. The Board has a standing Audit Committee that is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust’s independent auditor and whether to terminate this relationship; reviewing the independent auditor’s compensation, the proposed scope and terms of its engagement, and the firm’s independence; pre-approving audit and non-audit services provided by the Trust’s independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditor’s opinion, any related management letter, management’s responses to recommendations made by the independent auditor in connection with the audit, reports submitted to the Audit Committee by the internal auditing department of the Trust’s Administrator that are material to the Trust as a whole, if any, and management’s responses to any such reports; reviewing the Trust’s audited financial statements and considering any significant disputes between the Trust’s management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditor and the Trust’s senior internal accounting executive, if any, the independent auditor’s report on the adequacy of the Trust’s internal financial controls; reviewing, in consultation with the Trust’s independent auditor, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust’s financial statements; and other audit related matters. In addition, the Audit Committee is responsible for the oversight of the Trust’s compliance program. Messrs. Storey, Sullivan, Williams, Johnson and Harris, Ms. Greco and Ms. Lesavoy currently serve as members of the Audit Committee. The Audit Committee meets periodically, as necessary, and met four times during the Trust’s most recently completed fiscal year.

• Fair Value Pricing Committee. The Board has a standing Fair Value Pricing Committee that is composed of at least one Trustee and various representatives of the Trust’s service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee’s determinations are reviewed by the Board. Messrs. Nesher and Sullivan currently serve as the Board’s delegates on the Fair Value Pricing Committee. The Fair Value Pricing Committee meets as necessary, and met 143 times during the Trust’s most recently completed fiscal year.

• Governance Committee. The Board has a standing Governance Committee that is composed of each of the Independent Trustees of the Trust. The Governance Committee operates under a written charter approved by the Board. The principal responsibilities of the Governance Committee include: considering and reviewing Board governance and compensation issues; conducting a self assessment of the Board’s operations; selecting and nominating all persons to serve as Independent Trustees and evaluating the qualifications of “interested” Trustee candidates; reviewing shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Governance Committee at the applicable Trust’s offices. Messrs. Storey, Sullivan, Williams, Johnson and Harris, and Ms. Greco and Ms. Lesavoy currently serve as members of the Governance Committee. The Governance Committee shall meet at the direction of its Chair as often as appropriate to accomplish its purpose. In any event, the Governance Committee shall meet at least once each year and shall conduct at least one meeting in person. The Governance Committee met twice during the Trust’s most recently completed fiscal year.

Fund Shares Owned by Board Members. The following table shows the dollar amount range of each Trustee’s “beneficial ownership” of shares of the Fund as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC.

“Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) of the Securities and Exchange Act of 1934 (the “1934 Act”). The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

Name	Dollar Range of Fund Shares (Fund)*		Aggregate Dollar Range of Shares (Fund Complex)*
Interested
Mr. Nesher	$	XXX	$	XXX
Mr. Doran	$	XXX	$	XXX
Independent
Mr. Storey	$	XXX	$	XXX
Mr. Sullivan	$	XXX	$	XXX
Ms. Greco	$	XXX	$	XXX
Ms. Lesavoy	$	XXX	$	XXX
Mr. Williams	$	XXX	$	XXX
Mr. Johnson	$	XXX	$	XXX
Mr. Harris	$	XXX	$	XXX

* Valuation date is December 31, 2009.

Board Compensation. The Trust paid the following fees to the Trustees during its most recently completed fiscal year.

Name	Aggregate Compensation		Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Trust and Fund Complex
Interested
Mr. Nesher		$0	N/A	N/A		$0
Mr. Doran		$0	N/A	N/A		$0
Independent
Mr. Storey	$	XXX	N/A	N/A	$	XXX
Mr. Sullivan	$	XXX	N/A	N/A	$	XXX
Ms. Greco	$	XXX	N/A	N/A	$	XXX
Ms. Lesavoy	$	XXX	N/A	N/A	$	XXX
Mr. Williams	$	XXX	N/A	N/A	$	XXX
Mr. Johnson	$	XXX	N/A	N/A	$	XXX
Mr. Harris	$	XXX	N/A	N/A	$	XXX

Trust Officers. Set forth below are the names, dates of birth, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is SEI Investments Company, One Freedom Valley Drive, Oaks, Pennsylvania 19456. None of the Officers receive compensation from the Trust for their services.

Certain officers of the Trust also serve as officers to one or more mutual funds to which SEI or its affiliates act as investment adviser, administrator or distributor.

The officers of the Trust have been elected by the Board. Each officer shall hold office until the election and qualification of his or her successor, or until earlier resignation or removal.

ROBERT A. NESHER—(DOB 08/17/46)—President and Chief Executive Officer (since 2005)—See biographical information above under the heading “Interested Trustees.”

TIMOTHY D. BARTO (DOB 03/28/68)—Vice President and Secretary (since 2002)—Vice President and Assistant Secretary of the Trust, 1999-2002. General Counsel and Secretary of SIMC and the Administrator since 2004. Vice President of SIMC and the Administrator since 1999. Vice President and Assistant Secretary of SEI since 2001. Assistant Secretary of SIMC, the Administrator and the Distributor and Vice President of the Distributor, 1999-2003.

STEPHEN F. PANNER (DOB 06/08/70)—Controller and Chief Financial Officer (since 2005)—Fund Accounting Director of the Administrator, 2005-present. Fund Administration Manager, Old Mutual Fund Services, 2000-2005. Chief Financial Officer, Controller and Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2004-2005. Assistant Treasurer, PBHG Funds and PBHG Insurance Series Fund, 2000-2004. Assistant Treasurer, Old Mutual Fund Advisors Fund, 2004-2005.

JOHN J. MCCUE (DOB 04/20/63)—Vice President (since 2004)—Director of Portfolio Implementations for SIMC, August 1995 to present. Managing Director of Money Market Investments for SIMC, January 2003-present.

RUSSELL EMERY (DOB 12/18/62)—Chief Compliance Officer (since 2006)—Chief Compliance Officer of SEI Opportunity Fund, L.P., SEI Institutional Investments Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Liquid Asset Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, The Advisors’ Inner Circle Fund, The Advisors’ Inner Circle Fund II and Bishop Street Funds since March 2006. Chief Compliance Officer of SEI Structured Credit Fund, LP and SEI Alpha Strategy Portfolios, LP since June 2007. Director of Investment Product Management and Development of SIMC, February 2003-March 2006. Senior Investment Analyst—Equity Team of SIMC, March 2000-February 2003.

JAMES NDIAYE (DOB 09/11/68)—Vice President and Assistant Secretary (since 2005)—Vice President and Assistant Secretary of SIMC since 2005. Vice President, Deutsche Asset Management, 2003-2004. Associate, Morgan, Lewis & Bockius LLP, 2000-2003.

AARON C. BUSER (DOB 11/19/70)—Vice President and Assistant Secretary (since 2008)—Vice President and Assistant Secretary of SIMC since 2007. Attorney, Stark & Stark (law firm), March 2004-July 2007. Attorney, Flaster/Greenberg, P.C. (law firm), January 2000-February 2004.

ANDREW S. DECKER (DOB 08/22/63)—Anti-Money Laundering Compliance Officer (since 2008)— Compliance Officer and Product Manager, SEI Investments, since 2005. Vice President, Old Mutual Capital, 2000-2005.

DAVID F. MCCANN (DOB 03/19/76)—Vice President and Assistant Secretary (since 2009)—Vice President and Assistant Secretary of SIMC since 2008. Attorney, Drinker Biddle & Reath, LLP (law firm), May 2005-October 2008. Attorney, Pepper Hamilton, LLP (law firm), September 2001-May 2005.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has delegated proxy voting responsibilities to SIMC, subject to the Board’s general oversight. In delegating proxy voting responsibilities, the Fund has directed that proxies be voted consistent with the Fund’s best economic interests. SIMC has adopted its own proxy voting policies and guidelines for this purpose (the “Procedures”). As required by applicable regulations, SIMC has provided this summary of its Procedures concerning proxies voted by SIMC on behalf of each investment advisory client who delegates voting responsibility to SIMC, which includes the Fund (each a “Client”). The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures.

SIMC votes proxies in the best economic interests of Clients. SIMC has elected to retain an independent proxy voting service (the “Service”) to vote proxies for Client accounts, which votes proxies in accordance with Proxy Voting Guidelines (the “Guidelines”) approved by SIMC’s Proxy Voting Committee (the “Committee”). The Guidelines set forth the manner in which SIMC will vote on matters that may come up for shareholder vote. The Service will review each matter on a case-by-case basis, and vote the proxies in accordance with the Guidelines. For example, the Guidelines provide that SIMC will vote in favor of proposals to require shareholder ratification of any poison pill, shareholder proposals that request companies to adopt confidential voting, and for management proposals to do so, and shareholder social, workforce, and environmental proposals that create good corporate citizens while enhancing long-term shareholder value, and will vote against director nominees (or the Board) if it believes that a nominee (or the Board) has not served the economic long-term interests of shareholders.

Prior to voting a proxy, the Service makes available to SIMC its recommendation on how to vote in light of the Guidelines. SIMC retains the authority to overrule the Service’s recommendation on any specific proxy proposal and to instruct the Service to vote in a manner determined by the Committee. Before doing so, the Committee will determine whether SIMC may have a material conflict of interest regarding the proposal. If the Committee determines that SIMC has such a material conflict, SIMC shall instruct the Service to vote in accordance with the Service’s recommendation unless SIMC, after full disclosure to the Client of the nature of the conflict, obtains the Client’s consent to voting in the manner determined by the Committee (or otherwise obtains instructions from the Client as to how to vote on the proposal).

With respect to proxies of an affiliated investment company or series thereof, the Committee will vote such proxies in the same proportion as the vote of all other shareholders of the investment company or series thereof (i.e., “echo vote” or “mirror vote”).

For each proxy, SIMC maintains all related records as required by applicable law. A Client may obtain, without charge, a copy of SIMC’s Procedures and Guidelines, or information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2009, by calling SIMC at 1-800-DIAL-SEI, by writing to SIMC at One Freedom Valley Drive, Oaks, Pennsylvania 19456, or on the SEC’s website at http://www.sec.gov.

PURCHASE AND REDEMPTION OF SHARES

Shares of the Fund may be purchased in exchange for securities included in the Fund subject to the Administrator’s determination that the securities are acceptable. Securities accepted in an exchange will be valued at the market value. All accrued interest and subscription of other rights which are reflected in the market price of accepted securities at the time of valuation become the property of the Trust and must be delivered by the shareholder to the Trust upon receipt from the issuer. A shareholder may recognize a gain or a loss for federal income tax purposes in making the exchange.

The Administrator will not accept securities for the Fund unless: (1) such securities are appropriate in the Fund at the time of the exchange; (2) such securities are acquired for investment and not for resale; (3) the shareholder represents and agrees that all securities offered to the Trust for the Fund are not subject to any restrictions upon their sale by the Fund under the 1933 Act, or otherwise; (4) such securities are traded on the American Stock Exchange, the New York Stock Exchange  (“NYSE”) or on NASDAQ in an unrelated transaction with a quoted sales price on the same day the exchange valuation is made or, if not listed on such exchanges or on NASDAQ, have prices available from an independent pricing service approved by the Board; and (5) the securities may be acquired under the investment restrictions applicable to the Fund.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or evaluation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC may by order permit. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Administrator, the advisers, the Distributor and/or the custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust’s policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges in connection with the sale of such securities. However, a shareholder will at all times be entitled to aggregate cash redemptions from the Fund of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust’s net assets in cash. A gain or loss for federal income tax purposes would be realized by a shareholder subject to taxation upon an in-kind redemption depending upon the shareholder’s basis in the shares of the Fund redeemed.

Fund securities may be traded on foreign markets on days other than a Business Day or the net asset value of the Fund may be computed on days when such foreign markets are closed. In addition, foreign markets may close at times other than 4:00 p.m. Eastern Time. As a consequence, the net asset value of a share of the Fund may not reflect all events that may affect the value of the Fund’s foreign securities unless the adviser determines that such events materially affect net asset value in which case net asset value will be determined by consideration of other factors.

Certain shareholders in the Fund may obtain asset allocation services from SIMC and other financial intermediaries with respect to their investments in the Fund. If a sufficient amount of the Fund’s assets are subject to such asset allocation services, the Fund may incur higher transaction costs and a higher portfolio turnover rate than would otherwise be anticipated as a result of redemptions and purchases of Fund shares pursuant to such services. Further, to the extent that SIMC is providing asset allocation services and providing investment advice to the Fund, it may face conflicts of interest in fulfilling its responsibilities because of the possible differences between the interests of its asset allocation clients and the interest of the Fund.

Use of Third-Party Independent Pricing Agents. The Fund’s Pricing and Valuation Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees. However, when the change would not materially affect valuation of the Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, Board approval may be obtained at the next regularly scheduled Board meeting.

TAXES

The following is only a summary of certain additional federal tax considerations generally affecting the Fund and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the federal, state and local, or foreign tax treatment of the Fund or their shareholders and the discussion here and in the Prospectus is not intended as a substitute for careful tax planning.

This discussion of federal income tax consequences is based on the Code, and the regulations issued thereunder, in effect on the date of this SAI. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust’s other funds. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code so that it will be relieved of federal income tax on that part of its income that is distributed to shareholders. In order to qualify for treatment as a RIC, the Fund must distribute annually to its shareholders at least 90% of its net interest income excludable from net income, 90% of its investment company taxable income (generally, net investment income plus the excess, if any, of net short-term capital gain over net long-term capital losses) (“Distribution Requirement”) and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund’s gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships (the “90% Test”); (ii) at the close of each quarter of the Fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund’s taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, of two or more issuers engaged in the same, similar, or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers, or the securities of one or more qualified publicly traded partnerships.

Notwithstanding the Distribution Requirement described above, which only requires the Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain, the Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year at least 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gain over short- and long-term capital loss) for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to make sufficient distributions to avoid liability for the federal excise tax, but can make no assurances that all such taxes will be eliminated. The Fund may in certain circumstances be required to liquidate portfolio investments in order to make sufficient distributions to avoid federal excise tax liability when the investment adviser might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of the Fund to satisfy the requirements for qualification as a RIC.

If the Fund fails to qualify as a RIC for any year, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and its distributions (including capital gains distributions) out of its accumulated or current earnings and profits generally will be taxable as ordinary income dividends to its shareholders, subject to the dividends received deduction for corporate shareholders and the lower tax rates applicable to qualified dividend income distributed to individuals. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC. The Board reserves the right not to maintain the qualification of the Fund as a RIC if it determines such course of action to be beneficial to shareholders.

The Fund receives income generally in the form of dividends and interest on its investments. The Fund’s income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Any distributions of dividends by the Fund will be taxable as ordinary income, whether you take them in cash or additional shares. All or a portion of such dividends may be treated as qualified dividend income (eligible for the reduced maximum rate to individuals of 15% (lower rates apply to individuals in lower tax brackets)) to the extent that the Fund receives qualified dividend income. Qualified dividend income is, in general, subject to certain holding period requirements and other requirements, dividend income from taxable domestic corporations and certain foreign corporations (e.g., foreign corporations incorporated in a possession of the United States or in certain countries with a comprehensive tax treaty with the United States, or the stock of which is readily tradable on an established securities market in the United States). Distributions that the Fund receive from an Underlying Fund or ETF taxable as a RIC or a REIT will be treated as qualified dividend income only to the extent so designated by the Underlying Fund, ETF or REIT. The Fund may derive capital gains and losses in connection with sale or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term gains will be taxable to you at long-term capital gains rates, regardless of how long you have held your shares in the Fund. Long-term capital gains are currently taxed at a maximum rate of 15%. Absent further legislation, the maximum 15% rate on qualified dividend income and long-term capital gains will cease to apply to taxable years beginning after December 31, 2010.

The Fund will inform you of the amount of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year the Fund may designate and distribute to you as ordinary income, qualified dividend income, or capital gains a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Any gain or loss recognized on a sale, exchange or redemption of shares of the Fund by a shareholder who is not a dealer in securities will generally, for individual shareholders, will be treated as either long-term or short-term capital gain or loss depending upon how long you have held your shares. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution.

All or a portion of any loss that you realize upon the redemption of your shares of the Fund will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemptions. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

For corporate investors in the Fund, dividend distributions Fund designated to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the Fund were regular corporations.

The Fund will be required in certain cases to withhold at applicable withholding rates and remit to the United States Treasury the amount withheld on amounts payable to any shareholder who: (1) has provided the Fund either an incorrect tax identification number or no number at all; (2) is subject to backup withholding by the Internal Revenue Service for failure to properly report payments of interest or dividends; (3) has failed to certify to the Fund that such shareholder is not subject to backup withholding; or (4) failed to provide a certified statement that he or she is a U.S. person (including a U.S. resident alien).

With respect to investments in STRIPS, TRs, TIGRs, LYONs, CATS and other zero coupon securities which are sold at original issue discount and thus do not make periodic cash interest payments, the Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell Fund securities to distribute such imputed income which may occur at a time when the advisers would not have chosen to sell such securities and which may result in taxable gain or loss.

The Fund may use a tax management technique known as “highest in, first out.” Using this technique, the portfolio holdings that have experienced the smallest gain or largest loss are sold first in an effort to minimize capital gains and enhance after-tax returns.

The Fund may invest in complex securities. These investments may be subject to numerous special tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gains, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, these may affect the amount, timing, or character of the income distributed to you by the Fund.

If one or more Underlying Funds or ETFs generates more non-qualifying income for purposes of the “90% Test” than the Fund’s portfolio management expects, it could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code.

The status of the swap contracts and other commodity-linked derivative instruments under tests to qualify as a RIC was addressed in Revenue Ruling 2006-1 and Revenue Ruling 2006-31 which provide that income from commodity-linked swaps will not be considered qualifying income for purposes of the 90% Test. However, it is the intention of the Fund’s management to restrict the income from commodity-linked swaps (when combined with non-qualifying income from its other investments) to be less than 10% of the gross income of the Fund during any fiscal year in order to maintain its qualification as a RIC.

The Fund is required for federal income tax purposes to mark-to-market and recognize as income for each taxable year their net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. Options on “broad based” securities indices are classified as “non-equity options” under the Code. Gains and losses resulting from the expiration, exercise, or closing of such non-equity options, as well as gains and losses resulting from futures contract transactions, will be treated as long-term capital gain or loss to the extent of 60% thereof and short-term capital gain or loss to the extent of 40% thereof (hereinafter, “blended gain or loss”). In addition, any non-equity option and futures contract held by the Fund on the last day of a fiscal year will be treated as sold for market value on that date, and gain or loss recognized as a result of such deemed sale will be blended gain or loss.

The Fund’s investments in foreign securities may be subject to foreign withholding taxes. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund. In addition, the Fund’s investment in foreign securities may increase or accelerate the Fund’s recognition of ordinary income or may affect the timing or amount of the Fund’s distributions.

Foreign tax credits, if any, received by the Fund as a result of an investment in an ETF or Underlying Fund which is taxable as a regulated investment company will not be passed through to you.

If the Fund owns shares in certain foreign investment entities, referred to as “passive foreign investment companies” or “PFIC,” the Fund will be subject to one of the following special tax regimes: (i) the Fund is liable for U.S. federal income tax, and an additional interest charge, on a portion of any “excess distribution” from such foreign entity or any gain from the disposition of such shares, even if the entire distribution or gain is paid out by the Fund as a dividend to its shareholders; (ii) if the Fund were able and elected to treat a PFIC as a “qualifying electing fund” or “QEF,” the Fund would be required each year to include in income, and distribute to shareholders in accordance with the distribution requirements set forth above, the Fund’s pro rata share of the ordinary earnings and net capital gains of the passive foreign investment company, whether or not such earnings or gains are distributed to the Fund; or (iii) the Fund may be entitled to mark-to-market annually shares of the PFIC, and in such event would be required to distribute to shareholders any such mark-to-market gains in accordance with the distribution requirements set forth above.

The Fund’s transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Internal Revenue Code that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the RIC distribution requirements for avoiding income and excise taxes. The Fund intends to monitor their transactions, intends to make the appropriate tax elections, and intends to make the appropriate entries in their books and records when they acquire any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules so as to prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

Certain tax-exempt shareholders, including qualified pension plans, individual retirement accounts, salary deferral arrangements, 401(k)s, and other tax-exempt entities, generally are exempt from federal income taxation except with respect to their unrelated business taxable income (“UBTI”). Under current law, the Fund generally serves to block UBTI from being realized by their tax-exempt shareholders. However, notwithstanding the foreign, tax-exempt shareholder could realize UBTI by virtue of an investment in the Fund where, for example, (i) the Fund invests in REITs that hold residual interests in REMICs or (ii) shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of section 514(b) of the Code, a tax-exempt shareholder could realize UBT by virtue of its investment in the Fund. Charitable remainder trusts are subject to special rules and should consult their tax advisor. The IRS has issued recent guidance with respect to these issues and prospective shareholders, especially charitable remainder trusts, are encouraged to consult with their tax advisors regarding these issues.

State Taxes

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Rules of state and local taxation of dividend and capital gains distributions from RICs often differ from the rules for federal income taxation described above. Depending upon state and local law, distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes. The Fund may invest a portion of their portfolios in obligations of the U.S. Government. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. Government, subject in some states to minimum investment requirements that must be met by the

Fund. Investment in Ginnie Mae or Fannie Mae securities, bankers’ acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities do not generally qualify for such tax-free treatment. The rules on exclusion of this income are different for corporate shareholders. Shareholders are urged to consult their tax advisors regarding the effect of federal, state, and local taxes in their own individual circumstances.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any broker-dealer or group of brokers or dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the advisers are responsible for placing orders to execute Fund transactions. In placing orders, it is the Trust’s policy to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, and the firm’s risk in positioning the securities involved. While the advisers generally seek reasonably competitive spreads or brokerage commissions, the Trust will not necessarily be paying the lowest spread or commission available. The Trust will not purchase portfolio securities from any affiliated person acting as principal except in conformity with the regulations of the SEC.

The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund’s advisers may select a broker based upon brokerage or research services provided to the advisers. The advisers may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the 1934 Act (“Section 28(e)”) permits the advisers, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement and custody). In the case of research services, the advisers believe that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund. In addition to agency transactions, the advisers may receive brokerage and research services in connection with certain riskless principal transactions, as defined by Financial Industry Regulatory Authority Rules and in accordance with applicable SEC guidance.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the advisers might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The advisers may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the advisers will be in addition to and not in lieu of the services required to be performed by the Fund’s advisers under the

Investment Advisory Agreements. Any advisory or other fees paid to the advisers are not reduced as a result of the receipt of research services.

In some cases an adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the adviser faces a potential conflict of interest, but the adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and nonresearch uses.

From time to time, the Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the advisers with research services. The Financial Industry Regulatory Authority has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

SIMC and the various firms that serve as Sub-Advisers to the Fund of the Trust, in the exercise of joint investment discretion over the assets of the Fund, may execute a substantial portion of the Fund’s portfolio transactions through a commission recapture program that SIMC has arranged with the Distributor (the “Program”). SIMC then requests, but does not require, that certain Sub-Advisers execute a portion of the Fund’s portfolio transactions through the Program. Under the Program, the Distributor receives a commission, in its capacity as an introducing broker, on Fund portfolio transactions. The Distributor then returns to the Fund a portion of the commissions earned on the portfolio transactions, and such payments are used by the Fund to pay Fund operating expenses. Sub-Advisers are authorized to execute trades pursuant to the Program, provided that the Sub-Adviser determines that such trading is consistent with its duty to seek best execution on Fund portfolio transactions. As disclosed in the Trust’s prospectuses, SIMC in many cases voluntarily waives fees that it is entitled to receive for providing services to the Fund and/or reimburses expenses of the Fund in order to maintain the Fund’s total operating expenses at or below a specified level. In such cases, the portion of commissions returned to the Fund under the Program will generally be used to pay Fund expenses that may otherwise have been voluntarily waived or reimbursed by SIMC or its affiliates, thereby increasing the portion of the Fund fees that SIMC and its affiliates are able to receive and retain. In cases where SIMC and its affiliates are not voluntarily waiving Fund fees or reimbursing expenses, then the portion of commissions returned to the Fund under the Program will directly decrease the overall amount of operating expenses of the Fund borne by shareholders.

SIMC also from time to time executes trades with the Distributor, again acting as introducing broker, in connection with the transition of the securities and other assets included in the Fund’s portfolio when there is a change in Sub-Advisers in the Fund or a reallocation of assets among the Fund’s Sub-Advisers. An unaffiliated third-party broker selected by SIMC or the relevant Sub-Adviser provides execution and clearing services with respect to such trades, and is compensated for such services out of the commission paid to the Distributor on the trades. All such transactions effected using the Distributor as introducing broker must be accomplished in a manner that is consistent with the Trust’s policy to achieve best net results, and must comply with the Trust’s procedures regarding the execution of Fund transactions through affiliated brokers. The Fund does not direct brokerage to brokers in recognition of, or as compensation for, the promotion or sale of Fund shares.

The Trust is required to identify any securities of its “regular brokers or dealers” (as such term is defined in the 1940 Act) that the Trust has acquired during its most recent fiscal year. As of September 30, 2009, the Trust held the following securities:

Fund	Name of Issuer	Type of Security	Amount (000)
[Insert Regular Broker/Dealer Info here.]

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Fund’s portfolio holdings can be obtained on the Internet at the following address: http://www.seic.com/holdings (the “Portfolio Holdings Website”). The Board has approved a policy that provides that portfolio holdings may not be made available to any third party until after such information has been posted on the Portfolio Holdings Website, with limited exceptions noted below. This policy effectively addresses conflicts of interest and controls the use of portfolio holdings information by making such information available to all investors on an equal basis.

Five calendar days after the end of each quarter, a list of all portfolio holdings in the Fund as of the end of such quarter shall be made available on the Portfolio Holdings Website. Beginning on the day after any portfolio holdings information is posted on the Portfolio Holdings Website, such information will be delivered directly to any person that requests it, through electronic or other means. The portfolio holdings information placed on the Portfolio Holdings Website shall remain there until the first business day of the fifth month after the date to which the data relates, at which time it will be permanently removed from the site.

Portfolio holdings information may be provided to independent third-party reporting services (e.g., Lipper or Morningstar), but will be delivered no earlier than the date such information is posted on the Portfolio Holdings Website, unless the reporting service executes a confidentiality agreement with the Trust that is satisfactory to the Trust’s officers and that provides that the reporting service will not trade on the information. The Fund currently has no arrangements to provide portfolio holdings information to any third-party reporting services prior to the availability of such holdings on the Portfolio Holdings Website.

Portfolio holdings information may also be provided at any time (and as frequently as daily) to the Fund’s Trustees, SIMC, the Sub-Advisers, the Distributor, the Administrator, the custodian, the independent proxy voting service retained by SIMC, the Fund’s third-party independent pricing agents and the Fund’s independent registered public accounting firm, as well as to state and federal regulators and government agencies, and as otherwise requested by law or judicial process. Service providers will be subject to a duty of confidentiality with respect to any portfolio holdings information, whether imposed by the provisions of the service provider’s contract with the Trust or by the nature of its relationship with the Trust. Portfolio holdings of the Fund may also be provided to a prospective service provider for the Fund, so long as the prospective service provider executes a confidentiality agreement with the Fund in such form as deemed acceptable by an officer of the Fund. The Board exercises ongoing oversight of the disclosure of Fund portfolio holdings by overseeing the implementation and enforcement of the Fund’s policies and procedures by the Chief Compliance Officer and by considering reports and recommendations by the Chief Compliance Officer regarding any material compliance matters.

Neither the Fund, SIMC, nor any other service provider to the Fund may receive compensation or other consideration for providing portfolio holdings information.

The Fund files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at

http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Fund, each of which represents an equal proportionate interest in the Fund. Each share upon liquidation entitles a shareholder to a pro rata share in the net assets of the Fund. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of portfolios. Share certificates representing the shares will not be issued.

LIMITATION OF TRUSTEES’ LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his or her own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or administrators, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

CODES OF ETHICS

The Board has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the advisers and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes are reasonably designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in intial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

VOTING

Each share held entitles the shareholder of record to one vote. The shareholders of the Fund or class will vote separately on matters pertaining solely to the Fund or class, such as any distribution plan. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Prospectus or SAI states that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of: (i) 67% or more of the Fund’s shares present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or (ii) more than 50% of the Fund’s outstanding shares, whichever is less.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a business trust could, under certain circumstances, be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholders held personally liable for the obligations of the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of March 1, 2010, the Fund had not commenced operations.

CUSTODIAN

U.S. Bank National Association (“U.S. Bank”), 425 Walnut Street, Cincinnati, Ohio 45202, acts as wire agent and custodian for the assets of the Fund. U.S. Bank holds cash, securities and other assets of the Fund for which they act as custodian as required by the 1940 Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[                      ], located at [                      ], serves as the Trust’s independent registered public accounting firm.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP, located at 1701 Market Street, Philadelphia, Pennsylvania 19103, serves as counsel to the Trust.

DESCRIPTION OF RATINGS

Description of Corporate Bond Ratings

The following descriptions of corporate bond ratings have been published by Moody’s, S&P, and Fitch, Inc., (“Fitch”), respectively.

DESCRIPTION OF MOODY’S LONG-TERM RATINGS

Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

DESCRIPTION OF S&P’S LONG-TERM RATINGS

Investment Grade

AAA Debt rated “AAA” has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated “A” has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

DESCRIPTION OF FITCH’S LONG-TERM RATINGS

Investment Grade Bond

AAA Bonds rated AAA are judged to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times greater than interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

AA Bonds rated AA are judged to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market.

A Bonds rated A are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Description of Commercial Paper Ratings

The following descriptions of commercial paper ratings have been published by Moody’s, Standard and Poor’s, and Fitch, Inc., respectively.

DESCRIPTION OF MOODY’S SHORT-TERM RATINGS

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

• Leading market positions in well-established industries.

• High rates of return on funds employed.

• Conservative capitalization structures with moderate reliance on debt and ample asset protection.

• Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

• Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

S&P’S SHORT-TERM RATINGS

A-1 This highest category indicates that the degree of safety regarding timely payment is strong. Debt determined to possess extremely strong safety characteristics is denoted with a plus sign (+) designation.

A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1”.

DESCRIPTION OF FITCH’S SHORT-TERM RATINGS

F-1 Highest Credit Quality. Indicates the best capacity for timely payment of financial commitments; may have an added “+” to denote exceptionally strong credit feature.

F-2 Good Credit Quality. A satisfactory capacity for timely payment, but the margin of safety is not as great as in the case of the higher ratings.

F-3 Fair Credit Quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

PART C. OTHER INFORMATION

Item 28.  Exhibits:

(a)(1)  Agreement and Declaration of Trust, dated October 17, 1986, as originally filed with Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the Securities and Exchange Commission ("SEC") on October 17, 1986, is herein incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 1998.

(a)(2)  Amendment to the Declaration of Trust, dated December 23, 1988, is herein incorporated by reference to Exhibit 1(a) of Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 19, 1997.

(b)  Amended By-Laws dated June 17, 2004 are herein incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2004.

(c)  Not Applicable.

(d)(1)  Investment Advisory Agreement between the Trust and SEI Investments Management Corporation ("SIMC") is herein incorporated by reference to Exhibit 5(cc) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 1997.

(d)(2)  Amended and Restated Schedule B to the Investment Advisory Agreement between the Trust and SIMC, dated June 25, 2009, is herein incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(3)  Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Trust's Large Cap Value Fund is herein incorporated by reference to Exhibit (5)(q) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 1995.

(d)(4)  Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Trust's Mid-Cap Fund is herein incorporated by reference to Exhibit (5)(u) of Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 1995.

(d)(5)  Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit 5(dd) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 1998.

(d)(6)  Amended Schedules A and B, dated April 28, 2009, to the Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(6) of Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 29, 2009.

(d)(7)  Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 28, 2000.

(d)(8)  Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2002.

(d)(9)  Investment Sub-Advisory Agreement between SIMC and Parametric Portfolio Associates with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(10)  Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2003.

(d)(11)  Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(27) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2003.

(d)(12)  Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management, LLC with respect to the Core Fixed Income Fund, dated February 1, 2007, is herein incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 15, 2009.

(d)(13)  Amended Schedules A and B, dated April 30, 2009, to the Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management, LLC with respect to the Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(d)(14)  Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2003.

(d)(15)  Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(16)  Investment Sub-Advisory Agreement between SIMC and ARONSON+JOHNSON+ORTIZ, LP dated July 1, 2003 with respect to the Large Cap Value and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(33) of Post-Effective Amendment No. 39 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(17)  Investment Sub-Advisory Agreement between SIMC and Analytic Investors, LLC (f/k/a Analytic Investors, Inc.) with respect to the Large Cap Diversified Alpha Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(18)  Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Diversified Alpha Fund is herein incorporated by reference to Exhibit (d)(38) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(19)  Investment Sub-Advisory Agreement between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the Small Cap Growth and Tax-Managed Small Cap Funds is herein incorporated by reference to Exhibit (d)(39) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(20)  Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(40) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(21)  Investment Sub-Advisory Agreement between SIMC and Security Capital Research & Management Incorporated with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(41) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(22)  Investment Sub-Advisory Agreement dated May 18, 2004 between SIMC and Integrity Asset Management, LLC with respect to the Small/Mid Cap Diversified Alpha Fund is herein incorporated by reference to Exhibit (d)(42) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2004.

(d)(23)  Amended Schedules A and B dated July 20, 2009 to the Investment Sub-Advisory Agreement dated May 18, 2004 between SIMC and Integrity Asset Management, LLC with respect to the Small Cap Fund are herein incorporated by reference to Exhibit (d)(23) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(24)  Assumption Agreement dated March 28, 2003 between Goldman, Sachs & Co. and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 29, 2003.

(d)(25)  Assignment and Assumption Agreement dated July 1, 2004 between Prudential Investment Management, Inc. and Quantitative Management Associates LLC with respect to the Large Cap Diversified Alpha Fund is herein incorporated by reference to Exhibit (d)(44) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2004.

(d)(26)  Amendment to Investment Sub-Advisory Agreement between SIMC and Artisan Partners Limited Partnership with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(27)  Amendment to Investment Sub-Advisory Agreement between SIMC and Goldman Sachs Asset Management, L.P. with respect to the Large Cap Growth and Tax-Managed Large Cap Funds is herein incorporated by reference to Exhibit (d)(51) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(28)  Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(53) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(29)  Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap Fund is herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(30)  Amendment to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(31)  Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Mid-Cap Fund is herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(32)  Amendment to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(33)  Amendment to Investment Sub-Advisory Agreement between SIMC and Metropolitan West Asset Management, LLC with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(34)  Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Growth Fund is herein incorporated by reference to Exhibit (d)(71) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(35)  Amendment to Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company with respect to the Core Fixed Income Fund is herein incorporated by reference to Exhibit (d)(72) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(36)  Investment Sub-Advisory Agreement between SIMC and Wells Capital Management, Inc. with respect to the Core Fixed Income Fund, dated September 30, 2003, is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 40 to the Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 12, 2003.

(d)(37)  Amended Schedules A and B, dated April 30, 2009, to the Investment Sub-Advisory Agreement between SIMC and Wells Capital Management, Inc. with respect to the Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(d)(38)  Amended Schedules A and B dated December 18, 2006 to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. with respect to the Small Cap Value and Small Cap Growth Funds are herein incorporated by reference to Exhibit (d)(56) of Post-Effective Amendment No. 57 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 21, 2006.

(d)(39)  Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Real Estate Fund, dated November 12, 2003, is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2004.

(d)(40)  Investment Sub-Advisory Agreement between SIMC and Parametric Portfolio Associates with respect to the Tax-Managed Small Cap Fund, dated June 27, 2005, is herein incorporated by reference to Exhibit (d)(73) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(d)(41)  Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Parametric Portfolio Associates with respect to the Tax-Managed Small Cap and Tax-Managed Managed Volatility Funds, dated March 22, 2007, is herein incorporated by reference to Exhibit (d)(63) of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2008.

(d)(42)  Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income Fund, dated November 7, 2005, is herein incorporated by reference to Exhibit (d)(74) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(d)(43)  Amended Schedules A and B, dated April 28, 2009, to the Investment Sub-Advisory Agreement between SIMC and Western Asset Management Company Limited with respect to the Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(55) of Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 29, 2009.

(d)(44)  Investment Sub-Advisory Agreement between SIMC and INTECH Investment Management LLC (f/k/a Enhanced Investment Technologies, LLC) with respect to the Large Cap Growth Fund, dated October 21, 2005, is herein incorporated by reference to Exhibit (d)(75) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(d)(45)  Investment Sub-Advisory Agreement between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond Fund, dated October 3, 2005, is herein incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(d)(46)  Amended Schedules A and B, dated April 10, 2009, to the Investment Sub-Advisory Agreement between SIMC and J.P. Morgan Investment Management Inc. with respect to the High Yield Bond, Core Fixed Income and U.S. Fixed Income Funds are herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 29, 2009.

(d)(47)  Amended Schedules A and B dated June 30, 2009 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and ARONSON+JOHNSON+ORTIZ, LP with respect to the Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility, Tax-Managed Managed Volatility and Large Cap Funds are herein incorporated by reference to Exhibit (d)(47) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(48)  Amended Schedules A and B dated July 9, 2009 to the Investment Sub-Advisory Agreement between SIMC and Delaware Management Company with respect to the Large Cap Growth, Tax-Managed Large Cap and Large Cap Funds are herein incorporated by reference to Exhibit (d)(48) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(49)  Amended Schedule C to Investment Sub-Advisory Agreement between SIMC and LSV Asset Management with respect to the Large Cap Value and Small Cap Value Funds is herein incorporated by reference to Exhibit (d)(80) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on July 10, 2006.

(d)(50)  Amended Schedule A dated September 25, 2009 to the Investment Sub-Advisory Agreement dated August 3, 2001 between SIMC and LSV Asset Management with respect to the Tax-Managed Large Cap and Large Cap Funds is herein incorporated by reference to Exhibit (d)(50) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(51)  Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Small Cap Value Fund, dated July 21, 2003, is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 27, 2006.

(d)(52)  Amendment to Investment Sub-Advisory Agreement between SIMC and Wellington Management Company, LLP with respect to the Real Estate Fund, dated November 7, 2003, is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 27, 2006.

(d)(53)  Investment Sub-Advisory Agreement between SIMC and Acadian Asset Management LLC (f/k/a Acadian Asset Management Inc.) with respect to the Global Managed Volatility Fund is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(d)(54)  Amended Schedules A and B dated July 9, 2009 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Analytic Investors, LLC (f/k/a Analytic Investors, Inc.) with respect to the U.S. Managed Volatility, Global Managed Volatility and Large Cap Funds are herein incorporated by reference to Exhibit (d)(54) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(55)  Investment Sub-Advisory Agreement between SIMC and Analytic Investors, LLC with respect to the Tax-Managed Managed Volatility Fund, dated December 17, 2007, is herein incorporated by reference to Exhibit (d)(86) of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2008.

(d)(56)  Investment Sub-Advisory Agreement dated December 18, 2006 between SIMC and Los Angeles Capital Management and Equity Research, Inc. with respect to the Tax-Managed Small Cap Fund is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2007.

(d)(57)  Amended Schedules A and B dated June 30, 2009 to the Investment Sub-Advisory Agreement dated December 18, 2006 between SIMC and Los Angeles Capital Management and Equity Research, Inc. with respect to the Small Cap, Tax-Managed Small Cap and Small Cap Growth Funds are herein incorporated by reference to Exhibit (d)(57) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(58)  Amended Schedules A and B dated June 29, 2009 to the Investment Sub-Advisory Agreement dated October 21, 2005 between SIMC and INTECH Investment Management LLC (f/k/a Enhanced Investment Technologies, LLC) with respect to the Large Cap Growth, Large Cap Value and Large Cap Funds are herein incorporated by reference to Exhibit (d)(58) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(59)  Amendment to Investment Sub-Advisory Agreement between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Growth Fund, dated May 1, 2006, is herein incorporated by reference to Exhibit (d)(90) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on July 10, 2006.

(d)(60)  Investment Sub-Advisory Agreement between SIMC and PanAgora Asset Management, Inc. with respect to the Small Cap Value Fund, dated August 3, 2007, is herein incorporated by reference to Exhibit (d)(93) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 2007.

(d)(61)  Investment Sub-Advisory Agreement between SIMC and Robeco Investment Management Inc. (f/k/a Weiss, Peck & Greer Investments) with respect to the Small Cap Value Fund is herein incorporated by reference to Exhibit (d)(93) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(d)(62)  Amended Schedules A and B dated September 23, 2009 to the Investment Sub-Advisory Agreement dated September 28, 2006 between SIMC and Robeco Investment Management, Inc. (f/k/a Weiss, Peck & Greer Investments) with respect to the Small Cap and Small Cap Value Funds are herein incorporated by reference to Exhibit (d)(62) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(63)  Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Security Capital Research and Management Incorporated, dated September 15, 2006, with respect to the Real Estate Fund is herein incorporated by reference to Exhibit (d)(94) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(d)(64)  Amended Schedules A and B dated July 8, 2009 to the Investment Sub-Advisory Agreement dated July 1, 2003 between SIMC and Quantitative Management Associates LLC with respect to the Large Cap Growth, Tax-Managed Large Cap, Mid-Cap and Large Cap Funds are herein incorporated by reference to Exhibit (d)(64) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(65)  Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Martingale Asset Management, L.P. dated December 18, 2006, with respect to the Small Cap Value Fund are herein incorporated by reference to Exhibit (d)(93) of Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2007.

(d)(66)  Amended Schedules A and B dated June 30, 2009 to the Investment Sub-Advisory Agreement dated November 12, 2003 between SIMC and Wellington Management Company, LLP with respect to the Real Estate, Enhanced Income, Real Return, Small Cap and Tax-Managed Small Cap Funds are herein incorporated by reference to Exhibit (d)(66) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(67)  Investment Sub-Advisory Agreement between SIMC and SSgA Funds Management, Inc. with respect to the S&P 500 Index Fund is herein incorporated by reference to Exhibit (d)(97) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 3, 2007.

(d)(68)  Form of Investment Sub-Advisory Agreement between SIMC and Columbia Management Advisors, LLC with respect to the Prime Obligation Fund is herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 3, 2007.

(d)(69)  Investment Sub-Advisory Agreement between SIMC and Ares Management LLC with respect to the High Yield Bond Fund, dated March 30, 2007, is herein incorporated by reference to Exhibit (d)(108) of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2008.

(d)(70)  Amended Schedules A and B to Investment Sub-Advisory Agreement between SIMC and Ares Management LLC, with respect to the High Yield Bond and Enhanced Income Funds, dated May 21, 2009, are herein incorporated by reference to Exhibit (d)(92) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(d)(71)  Investment Sub-Advisory Agreement between SIMC and Janus Capital Management LLC with respect to the Small Cap Growth Fund, dated July 13, 2007, is herein incorporated by reference to Exhibit (d)(106) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 2007.

(d)(72)  Investment Sub-Advisory Agreement between SIMC and Delaware Management Company, a series of Delaware Management Business Trust, with respect to the High Yield Bond Fund, dated June 26, 2008, is herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(d)(73)  Investment Sub-Advisory Agreement between SIMC and Legg Mason Capital Management, Inc. with respect to the Large Cap Growth, Large Cap Value and Tax-Managed Large Cap Funds, dated August 1, 2008, is herein incorporated by reference to Exhibit (d)(99) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(d)(74)  Amended Schedules A and B dated September 25, 2009 to the Investment Sub-Advisory Agreement dated August 1, 2008 between SIMC and Legg Mason Capital Management, Inc. with respect to the Large Cap Growth, Large Cap Value, Tax-Managed Large Cap and Large Cap Funds are herein incorporated by reference to Exhibit (d)(74) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(75)  Investment Sub-Advisory Agreement between SIMC and Oppenheimer Capital LLC with respect to the Small Cap Growth Fund, dated June 30, 2008, is herein incorporated by reference to Exhibit (d)(100) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(d)(76)  Amended Schedules A and B dated September 22, 2009 to the Investment Sub-Advisory Agreement dated June 30, 2008 between SIMC and Oppenheimer Capital LLC with respect to the Small Cap and Small Cap Growth Funds are herein incorporated by reference to Exhibit (d)(76) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(77)  Investment Sub-Advisory Agreement between SIMC and Wells Capital Management, Inc. with respect to the Tax-Managed Small Cap Fund, dated July 15, 2008, is herein incorporated by reference to Exhibit (d)(101) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(d)(78)  Investment Sub-Advisory Agreement between SIMC and Neuberger Berman Management LLC with respect to the Small Cap Value and Tax-Managed Small Cap Funds, dated May 4, 2009, is herein incorporated by reference to Exhibit (d)(98) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(d)(79)  Amended Schedules A and B dated June 30, 2009 to the Investment Sub-Advisory Agreement dated May 4, 2009 between SIMC and Neuberger Berman Management LLC with respect to the Large Cap Growth, Large Cap and Tax-Managed Large Cap Funds are herein incorporated by reference to Exhibit (d)(79) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(80)  Investment Sub-Advisory Agreement between SIMC and UBS Global Asset Management (Americas) Inc. with respect to the Enhanced Income Fund, dated September 18, 2008, is herein incorporated by reference to Exhibit (d)(103) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(d)(81)  Investment Sub-Advisory Agreement between SIMC and Guggenheim Investment Management, LLC with respect to the High Yield Bond Fund, dated March 26, 2009, is herein incorporated by reference to Exhibit (d)(102) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(d)(82)  Investment Sub-Advisory Agreement between SIMC and Brigade Capital Management, LLC with respect to the High Yield Bond Fund, dated March 31, 2009, is herein incorporated by reference to Exhibit (d)(103) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(d)(83)  Investment Sub-Advisory Agreement dated July 8, 2009 between SIMC and AQR Capital Management, LLC with respect to the Small Cap and Small Cap Growth Funds is herein incorporated by reference to Exhibit (d)(83) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(d)(84)  Investment Sub-Advisory Agreement dated July 21, 2009 between SIMC and Lee Munder Capital Group, LLC with respect to the Small Cap Value, Small Cap Growth and Tax-Managed Small Cap Funds is herein incorporated by reference to Exhibit (d)(84) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(e)(1)  Amended and Restated Distribution Agreement between the Trust and SEI Investments Distribution Co., dated September 16, 2002, is herein incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2003.

(e)(2)  Amended Schedule A, dated June 25, 2009, to the Amended and Restated Distribution Agreement, dated September 16, 2002, between the Trust and SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(f)  Not Applicable.

(g)(1)  Custodian Agreement between the Trust and Wachovia Bank, N.A. dated September 17, 2004 is herein incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2004.

(g)(2)  Amendment and Assignment of Custody Agreement between the Trust and U.S. Bank, N.A., dated August 16, 2006, is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(g)(3)  Amendment to the Custody Agreement between the Trust and U.S. Bank, N.A., dated June 23, 2009, is herein incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(g)(4)  Custodian Agreement between the Trust and Brown Brothers Harriman & Co. is herein incorporated by reference to Exhibit (g)(4) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(h)(1)  Amended and Restated Administration and Transfer Agency Agreement between the Trust and SEI Investments Global Funds Services, dated December 10, 2003, is herein incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2004.

(h)(2)  Amended Schedule D, dated June 25, 2009, to the Amended and Restated Administration and Transfer Agency Agreement, dated December 10, 2003, between the Trust and SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(h)(3)  Expense Limitation Agreement between SEI Investments Global Funds Services and SEI Institutional Managed Trust, dated August 3, 2007, is herein incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 3, 2007.

(h)(4)  Class A Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit 15(e) of Post-Effective Amendment No. 26 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 1997.

(h)(5)  Class A Shares Administrative Services Agreement with respect to the Large Cap Value, Small Cap Value, Small Cap Growth and High Yield Bond Funds, dated July 21, 2005, is herein incorporated by reference to Exhibit (m)(5) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(h)(6)  Class I Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (m)(6) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2001.

(h)(7)  Class I Shares Administrative Services Agreement, dated October 4, 2001, is herein incorporated by reference to Exhibit (m)(8) of Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2002.

(h)(8)  Class Y Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (m)(7) of Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 29, 2001.

(h)(9)  Class G Shares Shareholder Service Plan and Agreement is herein incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(i)  Opinion and Consent of Counsel is to be filed by later Amendment.

(j)  Consent of Independent Registered Public Accounting Firm is to be filed by later Amendment.

(k)  Not Applicable.

(l)  Not Applicable.

(m)  Class G Shares Distribution Plan is herein incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(n)  Amended and Restated Rule 18f-3 Multiple Class Plan, dated June 26, 2008, is herein incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(o)  Not applicable.

(p)(1)  The Code of Ethics for SEI Investments Management Corporation is herein incorporated by reference to Exhibit (p)(1) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(p)(2)  The Code of Ethics for SEI Investments Distribution Co. is herein incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 51 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on July 10, 2006.

(p)(3)  The Code of Ethics for SEI Institutional Managed Trust is herein incorporated by reference to Exhibit (p)(3) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 27, 2006.

(p)(4)  The Code of Ethics for SEI Investments Global Funds Services is herein incorporated by reference to Exhibit (p)(4) of Post-Effective Amendment No. 64 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2008.

(p)(5)  The Code of Ethics for Artisan Partners Limited Partnership, dated August 3, 2009, is herein incorporated by reference to Exhibit (p)(5) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(p)(6)  The Code of Ethics for Goldman Sachs Asset Management, L.P., dated January 23, 2007, is herein incorporated by reference to Exhibit (p)(7) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 2007.

(p)(7)  The Code of Ethics for Lee Munder Capital Group, LLC is herein incorporated by reference to Exhibit (p)(8) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(p)(8)  The Code of Ethics for LSV Asset Management is herein incorporated by reference to Exhibit (p)(9) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(p)(9)  The Code of Ethics for Martingale Asset Management, L.P., dated August 18, 2008, is herein incorporated by reference to Exhibit (p)(10) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(p)(10)  The Code of Ethics for Metropolitan West Asset Management, LLC, dated November 2008, is herein incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 15, 2009.

(p)(11)  The Code of Ethics for Parametric Portfolio Associates is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(p)(12)  The Code of Ethics for Security Capital Research & Management Incorporated, dated May 1, 2007, is herein incorporated by reference to Exhibit (p)(17) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 2007.

(p)(13)  The Code of Ethics for Wellington Management Company, LLP, dated October 1, 2008, is herein incorporated by reference to Exhibit (p)(16) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(p)(14)  The Code of Ethics for Western Asset Management Company and Western Asset Management Company Limited, dated September 2006, is herein incorporated by reference to Exhibit (p)(19) of Post-Effective Amendment No. 56 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 29, 2006.

(p)(15)  The Code of Ethics for ARONSON+JOHNSON+ORTIZ, LP is herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2009.

(p)(16)  The Code of Ethics for Janus Capital Group, the parent company of INTECH Investment Management LLC and Janus Capital Management, LLC, dated November 24, 2008, is herein incorporated by reference to Exhibit (p)(20) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 15, 2009.

(p)(17)  The Code of Ethics for Analytic Investors, LLC is herein incorporated by reference to Exhibit (p)(24) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(p)(18)  The Code of Ethics for Quantitative Management Associates LLC is herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on December 2, 2005.

(p)(19)  The Code of Ethics for Delaware Management Company, a series of Delaware Management Business Trust, dated September 2, 2008, is herein incorporated by reference to Exhibit (p)(23) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 15, 2009.

(p)(20)  The Code of Ethics for Wells Capital Management, Inc., dated February 2007, is herein incorporated by reference to Exhibit (p)(25) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 2007.

(p)(21)  The Code of Ethics for Integrity Asset Management, LLC, dated June 1, 2009, is herein incorporated by reference to Exhibit (p)(21) of Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 24, 2009.

(p)(22)  The Code of Ethics for J.P. Morgan Investment Management Inc., dated November 18, 2008, is herein incorporated by reference to Exhibit (p)(27) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 15, 2009.

(p)(23)  The Code of Ethics for Acadian Asset Management LLC, dated January 2009, is herein incorporated by reference to Exhibit (p)(28) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 15, 2009.

(p)(24)  The Code of Ethics for PanAgora Asset Management, Inc., dated September 30, 2008, is herein incorporated by reference to Exhibit (p)(32) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2009.

(p)(25)  The Code of Ethics for Robeco Investment Management, Inc. is herein incorporated by reference to Exhibit (p)(33) of Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 28, 2009.

(p)(26)  The Code of Ethics for SSgA Funds Management, Inc., dated May 2007, is herein incorporated by reference to Exhibit (p)(38) of Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on November 30, 2007.

(p)(27)  The Code of Ethics for Columbia Management Advisors, LLC is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 3, 2007.

(p)(28)  The Code of Ethics for Los Angeles Capital Management and Equity Research, Inc., dated January 1, 2009, is herein incorporated by reference to Exhibit (p)(37) of Post-Effective Amendment No. 68 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on April 15, 2009.

(p)(29)  The Code of Ethics for Ares Management LLC, dated January 15, 2008, is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(p)(30)  The Code of Ethics for Legg Mason Capital Management, Inc., dated February 8, 2007, is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(p)(31)  The Code of Ethics for Allianz Global Investors of America L.P., the parent company of Oppenheimer Capital LLC, dated February 2, 2009, is herein incorporated by reference to Exhibit (p)(35) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(p)(32)  The Code of Ethics for Neuberger Berman Management LLC, dated September 2006, is herein incorporated by reference to Exhibit (p)(43) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(p)(33)  The Code of Ethics for UBS Global Asset Management (Americas) Inc., dated June 2007, is herein incorporated by reference to Exhibit (p)(44) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

(p)(34)  The Code of Ethics for Guggenheim Investment Management, LLC is herein incorporated by reference to Exhibit (p)(39) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(p)(35)  The Code of Ethics for Brigade Capital Management, LLC is herein incorporated by reference to Exhibit (p)(40) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(p)(36)  The Code of Ethics for AQR Capital Management, LLC is herein incorporated by reference to Exhibit (p)(41) of Post-Effective Amendment No. 70 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on June 29, 2009.

(q)(1)  Powers of Attorney for Robert A. Nesher, William M. Doran, George J. Sullivan, Jr., F. Wendell Gooch, Rosemarie B. Greco, James M. Storey, Nina Lesavoy, James M. Williams and Stephen F. Panner are herein incorporated by reference to Exhibit (q) of Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on January 27, 2006.

(q)(2)  Power of Attorney for Mitchell A. Johnson is herein incorporated by reference to Exhibit (q)(2) of Post-Effective Amendment No. 62 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on August 3, 2007.

(q)(3)  Power of Attorney for Hubert L. Harris, Jr. is herein incorporated by reference to Exhibit (q)(3) of Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A (File Nos. 033-09504 and 811-04878), filed with the SEC on October 16, 2008.

Item 29.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and Statement of Additional Information regarding the Registrant's control relationships. SIMC is a subsidiary of SEI Investments Company which also controls the distributor of the Registrant (SEI Investments Distribution Co.) and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

Item 30.  Indemnification:

Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 31.  Business and Other Connections of Investment Adviser:

The following tables describe other business, profession, vocation or employment of a substantial nature in which each director, officer or partner of the adviser or sub-adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee. The adviser's or sub-adviser's table was provided to the Registrant by the adviser or sub-adviser for inclusion in this Registration Statement.

Acadian Asset Management LLC

Acadian Asset Management LLC ("Acadian") is a sub-adviser for the Registrant's Global Managed Volatility Fund. The principal business address of Acadian is One Post Office Square, Boston, Massachusetts 02109. Acadian is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Linda Gibson Member of Board of Managers	Old Mutual (US) Holdings Inc. Larch Lane Advisors, LLC 2100 Capital Group LLC Old Mutual Asset Management Trust Company	Executive Vice President, Secretary and General Counsel Board Member Board Member Board Member

Thomas Turpin Member of Board of Managers	Old Mutual (US) Holdings Inc.

Old Mutual Funds III
Old Mutual Capital, Inc.
Old Mutual Group Limited
Old Mutual Group Services
Limited
Liberty Ridge Capital, Inc.
Larch Lane Advisors, LLC
Provident Investment
Counsel, Inc.
Ashfield Capital Partners, LLC
Old Mutual Funds II
Old Mutual Insurance Series Fund
Old Mutual Asset Managers
(UK) Ltd.
Analytic Investors, LLC
Copper Rock Capital
Partners, LLC
Old Mutual Asset Management
Trust Company
2100 Capital Group LLC
Rogge Global Partners plc
Investment Counselors of
Maryland, LLC
LML Holdings, Inc.	Executive Vice President and
Chief Operating Officer
Board Member
Board Member
Board Member
Board Member

Chairman and Director
Board Member
Board Member

Board Member
Board Member
Board Member
Board Member

Board Member
Board Member

Board Member

Board Member
Board Member
Board Member

Board Member

Stephen Clarke Member of Board of Managers	Old Mutual (US) Holdings Inc. Lincluden Management Limited	Senior Vice President, Relationship Manager Board Member

John Grady Member of Board of Managers	Old Mutual (US) Holdings Inc.	Executive Vice President, Strategy and Business Development

Kathryn Horgan Member of Board of Managers	Old Mutual (US) Holdings Inc.	Executive Vice President, Director of Human Resources

Analytic Investors, LLC

Analytic Investors, LLC ("Analytic") is a sub-adviser for the Registrant's Large Cap, U.S. Managed Volatility, Global Managed Volatility and Tax-Managed Managed Volatility Funds. The principal business address of Analytic is 555 West Fifth Street, 50th Floor, Los Angeles, California 90013. Analytic is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Roger G. Clarke Chairman	Ensign Peak Advisors Bonneville Holding Corporation Deseret Trust Company Deseret Trust Company of California	President Director Director Director

Thomas Turpin Director	Old Mutual (US) Holdings, Inc. Old Mutual Asset Managers (US) LLC	Chief Executive Officer Chief Executive Officer

Harindra de Silva Director and President	Analytic US Market Neutral, Ltd.
Analytic US Market Offshore
Master, Ltd.
Analytic Market Neutral V-6, Ltd.
Analytic US Market Neutral
Offshore II, Ltd.
Analytic US Market Neutral
Offshore Master II, Ltd.
Analytic Japanese Equity Market
Neutral Offshore Master, Ltd.
Analytic Japanese Equity Market
	Neutral Offshore, Ltd.	Director Director Director Director Director Director Director

Marie Nastasi Arlt Director and Chief Operating Officer	Analytic US Market Neutral, Ltd.
Analytic US Market Offshore
Master, Ltd.
Analytic Market Neutral V-6, Ltd.
Analytic US Market Neutral
Offshore II, Ltd.
Analytic US Market Neutral
Offshore Master II, Ltd.
Analytic Japanese Equity Market
Neutral Offshore Master, Ltd.
Analytic Japanese Equity Market
	Neutral Offshore, Ltd.	Director Director Director Director Director Director Director

AQR Capital Management, LLC

AQR Capital Management, LLC ("AQR") is a sub-adviser for the Registrant's Small Cap and Small Cap Growth Funds. The principal business address of AQR is 2 Greenwich Plaza, 3rd Floor, Greenwich, Connecticut 06830. AQR is a registered investment adviser under the Advisers Act.

During the last two fiscal years, no director, officer or partner of AQR has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Ares Management LLC

Ares Management LLC ("Ares") is a sub-adviser for the Registrant's High Yield Bond and Enhanced Income Funds. The principal business address of Ares is 2000 Avenue of the Stars, 12th Floor, Los Angeles, California 90067. Ares is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Richard S. Davis Executive Vice President, Finance and Administration and Co-Chief Operating Officer	Arden Realty	Chief Financial Officer

Karen A. Tallman Chief Compliance Officer	Continuum Commerce LLC	General Counsel

Michael D. Weiner Co-Chief Operating Officer and Chief Legal Officer	Apollo Management	General Counsel

ARONSON+JOHNSON+ORTIZ, LP

ARONSON+JOHNSON+ORTIZ, LP ("AJO") is a sub-adviser for the Registrant's Large Cap, Large Cap Value, Tax-Managed Large Cap, U.S. Managed Volatility and Tax-Managed Managed Volatility Funds. The principal business address of AJO is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102. AJO is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Theodore R. Aronson Managing Principal Portfolio Manager	—	—

Kevin M. Johnson Principal Portfolio Manager	—	—

Martha E. Ortiz Principal Portfolio Manager	—	—

Stefani Cranston Principal Portfolio Manager	—	—

Joseph F. Dietrick Principal Chief Compliance Officer	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Douglas D. Dixon Principal Trader	—	—

Paul Dodge Principal Operations	—	—

Stuart P. Kaye Principal Portfolio Manager	Invesco	Global Partner (1997-2008)

Gina Marie N. Moore Principal Portfolio Manager	—	—

Gregory J. Rogers Principal Trader	—	—

R. Brian Wenzinger Principal Portfolio Manager	—	—

Christopher J.W. Whitehead Principal Research Analyst	—	—

Artisan Partners Limited Partnership

Artisan Partners Limited Partnership ("Artisan") is a sub-adviser for the Registrant's Small Cap Value Fund. The principal business address of Artisan is 875 E. Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202. Artisan's general partner is Artisan Investment Corporation. Artisan is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Andrew A. Ziegler Chief Executive Officer	Artisan Distributors LLC Artisan Investment Corporation	Officer President

Lawrence A. Totsky Chief Financial Officer	Artisan Distributors LLC Artisan Investment Corporation	Officer Chief Financial Officer and Treasurer

Janet D. Olsen General Counsel	Artisan Distributors LLC Artisan Investment Corporation	Officer Vice President and Secretary

Brooke J. Billick Chief Compliance Officer	Artisan Distributors LLC	Officer

Karen L. Guy Chief Operating Officer— Business Operations	Artisan Distributors LLC Artisan Investment Corporation	Officer Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Eric R. Colson Chief Operating Officer— Investment Operations	Artisan Investment Corporation	Vice President

Brigade Capital Management, LLC

Brigade Capital Management, LLC ("Brigade") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of Brigade is 399 Park Avenue, 16th Floor, New York, NewYork 10022. Brigade is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Don Morgan Managing Member	NII Holdings, Inc.	Director (former)—resigned Q2 2008

Neal Goldman Portfolio Manager/ Senior Analyst	Catalyst Paper NII Holdings, Inc.	Director Director (former)—resigned Q2 2008

Columbia Management Advisors, LLC

Columbia Management Advisors, LLC ("Columbia") is the Sub-Adviser for the Registrant's Prime Obligation Fund. The principal business address of Columbia is 100 Federal Street, Boston, MA 02110. Columbia is an investment adviser registered under the Advisers Act and performs investment advisory services to the Prime Obligation Fund and other clients.

Information with respect to Columbia's managers and executive officers or persons who perform similar functions is incorporated by reference to Form ADV filed by Columbia with the SEC pursuant to the Advisers Act (File No. 801-50372). To Columbia's knowledge, its managers or officers are not and have not been, during the past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature for his or her account or in the capacity of manager, officer or employee of Columbia, except that certain managers and officers also hold various positions with, and engage in business for, Columbia Management Group, LLC ("CMG"), the company that owns all the outstanding interests of Columbia, Columbia Management Distributors, Inc. ("CMDI"), a company that is wholly owned by Columbia, and other subsidiaries of Bank of America Corporation. CMG is the investment management division of Bank of America Corporation. CMG, Columbia and CMDI, all affiliates of each other, furnish investment management services and products for institutional and individual investors. CMG's principal business address is 100 Federal Street, Boston, Massachusetts 02110 and CMDI's principal business address is One Financial Center, Boston, Massachusetts 02110.

Delaware Management Company

Delaware Management Company, a series of Delaware Management Business Trust ("DMC"), is a sub-adviser for the Registrant's Large Cap, Large Cap Growth, Tax-Managed Large Cap and High Yield Bond Funds. The principal business address of DMC is One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103-7094. Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries. DMC is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Patrick P. Coyne President	Delaware Investments®
Family of Funds
Delaware Investments
Lincoln National Investment
Companies, Inc.
Kaydon Corp.
Investment Company Institute
(ICI)
Cradle of Liberty Council, BSA
St. John Vianney Roman Catholic
	Church	Chairman, President and Chief Executive Officer Various executive capacities President Director Board of Governors Member Investment Committee Member Finance Committee Member

Michael J. Hogan Executive Vice President, Head of Equity Investments	Delaware Investments® Family of Funds Delaware Investments	Executive Vice President, Head of Equity Investments Various executive capacities

Philip N. Russo Executive Vice President, Chief Administrative Officer	Delaware Investments	Various executive capacities

See Yeng Quek Executive Vice President, Managing Director, Chief Investment Officer— Fixed Income	Delaware Investments® Family of Funds Delaware Investments Lincoln National Investment Companies, Inc. HYPPCO Finance Company Ltd.	Executive Vice President, Managing Director— Fixed Income Various executive capacities Executive Vice President, Managing Director, Chief Investment Officer— Fixed Income Director, Trustee

Douglas L. Anderson Senior Vice President, Operations	Delaware Investments	Various executive capacities

Marshall T. Bassett Senior Vice President, Chief Investment Officer— Emerging Growth Equity	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer— Emerging Growth Equity Various executive capacities

Joseph R. Baxter Senior Vice President, Head of Municipal Bond Investments	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Head of Municipal Bond Investments Various executive capacities

Christopher S. Beck Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael P. Buckley Senior Vice President, Director of Municipal Research	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President/ Director of Municipal Research Various executive capacities

Stephen J. Busch Senior Vice President Investment Accounting	Delaware Investments Delaware Investments® Family of Funds	Various executive capacities Senior Vice President, Investment Accounting

Michael F. Capuzzi Senior Vice President— Investment Systems	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President— Investment Systems Various executive capacities

Lui-Er Chen Senior Vice President, Senior Portfolio Manager, Chief Investment Officer— Emerging Markets	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager, Chief Investment Officer— Emerging Markets Various executive capacities

Thomas H. Chow Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Stephen J. Czepiel Senior Vice President, Portfolio Manager, Senior Municipal Bond Trader	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Chuck M. Devereux Senior Vice President, Senior Research Analyst	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Research Analyst Various executive capacities

Roger A. Early Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Stuart M. George Senior Vice President, Head of Equity Trading	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Head of Equity Trading Various executive capacities

Paul Grillo Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

William F. Keelan Senior Vice President, Director of Quantitative Research	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Director of Quantitative Research Various executive capacities

Kevin P. Loome Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments Various executive capacities

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Timothy D. McGarrity Senior Vice President, Financial Services Officer	Delaware Investments	Senior Vice President/ Financial Services Officer

Francis X. Morris Senior Vice President, Chief Investment Officer— Core Equity	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer— Core Equity Various executive capacities

Brian L. Murray, Jr. Senior Vice President, Chief Compliance Officer	Delaware Investments® Family of Funds Delaware Investments Lincoln National Investment Companies, Inc.	Senior Vice President, Chief Compliance Officer Various executive capacities Senior Vice President, Chief Compliance Officer

Susan L. Natalini Senior Vice President, Marketing & Shares Services	Delaware Investments	Various executive capacities

D. Tysen Nutt Senior Vice President, Chief Investment Officer— Large Cap Value Equity	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer— Large Cap Value Equity Various executive capacities

Philip O. Obazee Senior Vice President/ Derivatives Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President/ Derivatives Manager Various executive capacities

David P. O'Connor Senior Vice President, Strategic Investment Relationships and Initiatives, General Counsel	Delaware Investments® Family of Funds Delaware Investments Optimum Fund Trust Lincoln National Investment Companies, Inc.	Senior Vice President, Strategic
Investment Relationships and
Initiatives, General Counsel
Various executive capacities
Senior Vice President, Strategic
Investment Relationships and
Initiatives, General Counsel,
Chief Legal Officer
Senior Vice President, Strategic
Investment Relationships and
Initiatives, General Counsel,
Chief Legal Officer

Richard Salus Senior Vice President, Controller, Treasurer	Delaware Investments® Family of Funds Delaware Investments Lincoln National Investment Companies, Inc. Optimum Fund Trust	Senior Vice President, Chief Financial Officer Various executive capacities Senior Vice President, Controller, Treasurer Senior Vice President, Chief Financial Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jeffrey S. Van Harte Senior Vice President, Chief Investment Officer— Focus Growth Equity	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Chief Investment Officer— Focus Growth Equity Various executive capacities

Babak Zenouzi Senior Vice President, Senior Portfolio Manager	Delaware Investments® Family of Funds Delaware Investments	Senior Vice President, Senior Portfolio Manager Various executive capacities

Goldman Sachs Asset Management, L.P.

Goldman Sachs Asset Management, L.P. ("GSAM"), a wholly-owned subsidiary of Goldman Sachs Group, Inc., is a sub-adviser for the Registrant's Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of GSAM is 32 Old Slip, New York, New York 10005. GSAM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
John S. Weinberg Managing Director	The Goldman Sachs Group, Inc. Goldman, Sachs & Co.	Vice Chairman Managing Director

Lloyd C. Blankfein Managing Director	The Goldman Sachs Group, Inc. Goldman, Sachs & Co.	Chairman, Chief Executive Officer and Director Managing Director

Guggenheim Investment Management, LLC

Guggenheim Investment Management, LLC ("GIM") is a sub-adviser for the Registrant's High Yield Bond Fund. The principal business address of GIM is 135 East 57th Street, 6th Floor, New York, New York 10022. GIM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Todd Boehly Managing Partner	Guggenheim Corporate Funding,
LLC
Guggenheim Partners, LLC

The Landon School
New Canaan Partners, LLC
Five Guys New York
iQor Holdings Inc
Lionel Holdings LLC
Finding a Cure for Epilepsy and
	Seizures (f.a.c.e.s)	Managing Partner; Affiliate of GIM Managing Partner and Office of the Chief Executive; Affiliate of GIM Trustee Director Director Director Director Board Member

Kenneth Nick Chief Compliance Officer	Guggenheim Partners, LLC	Managing Director/Senior Counsel; Affiliate of GIM

INTECH Investment Management LLC

INTECH Investment Management LLC ("INTECH") is a sub-adviser for the Registrant's Large Cap, Large Cap Value and Large Cap Growth Funds. The principal business address of INTECH is 525 Okeechobee Blvd., Suite 1800, West Palm Beach, Florida 33401. INTECH is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of INTECH has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Integrity Asset Management, LLC

Integrity Asset Management, LLC ("Integrity") is a sub-adviser for the Registrant's Small Cap Fund. The principal business address of Integrity is 401 West Main Street, Suite 2100, Louisville, Kentucky 40202. Integrity is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Integrity has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Janus Capital Management LLC

Janus Capital Management LLC ("Janus") is a sub-adviser for the Registrant's Small Cap Growth Fund. The principal business address of Janus is 151 Detroit Street, Denver, Colorado 80206. Janus is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robin C. Beery Chief Marketing Officer and Executive Vice President	Janus Capital Group Inc. Janus Services LLC Janus Distributors LLC INTECH Investment Management LLC	Chief Marketing Officer and Executive Vice President Executive Vice President Executive Vice President Working Director

Gary D. Black Chief Executive Officer	Janus Capital Group Inc. Janus Management Holdings Corp. Janus Services LLC Janus Distributors LLC INTECH Investment Management LLC	Chief Executive Officer and Director President and Director Executive Vice President Executive Vice President Working Director

Daniel P. Charles Senior Vice President	Janus Services LLC Janus Distributors LLC INTECH Investment Management LLC	Senior Vice President Senior Vice President Working Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Jonathan D. Coleman Co-Chief Investment Officer and Executive Vice President	—	—

Gregory A. Frost Chief Financial Officer and Executive Vice President	Janus Capital Group Inc.

Janus Management Holdings Corp.

Janus Services LLC

Janus Distributors LLC

Capital Group Partners, Inc

Janus International Holding LLC

Janus Holdings LLC

INTECH Investment
Management LLC
Janus Capital Asia Limited
Janus Capital International
Limited
Janus Capital Singapore Pte.
Limited	Chief Financial Officer and
Executive Vice President
Chief Financial Officer,
Executive Vice President and
Director
Chief Financial Officer and
Executive Vice President
Chief Financial Officer
and Executive Vice President
Chief Financial Officer,
Executive Vice President and
Director
Executive Vice President,
Controller and Director
Senior Vice President, Controller
and Director
Vice President and Working
Director
Director
Chief Executive Officer and
Director
Director

Scott S. Grace Senior Vice President	Janus Capital Group, Inc. Janus Management Holdings Corp. Capital Group Partners, Inc.	Senior Vice President Senior Vice President Senior Vice President

Heidi W. Hardin General Counsel and Senior Vice President	Janus Services, LLC Janus Distributors LLC	General Counsel and Senior Vice President General Counsel and Senior Vice President

Kelley Abbott Howes Chief Administrative Officer and Executive Vice President	Janus Capital Group Inc. Janus Management Holdings Corp. Janus Distributors LLC Capital Group Partners, Inc. INTECH Investment Management LLC	Chief Administrative Officer,
General Counsel and Executive
Vice President
Chief Administrative Officer,
General Counsel, Executive
Vice President, and Director
Chief Administrative Officer and
Executive Vice President
Director
Vice President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
David R. Kowalski Chief Compliance Officer and Senior Vice President	Janus Services LLC Janus Distributors LLC INTECH Investment Management LLC	Chief Compliance Officer and Senior Vice President Chief Compliance Officer and Senior Vice President Vice President

Dominic C. Martellaro Executive Vice President	Janus Capital Group Inc. Janus Distributors LLC Janus Services LLC Janus Capital Funds Plc Janus Capital Trust Manager Limited	Executive Vice President President Executive Vice President Director Director

Gibson Smith Co-Chief Investment Officer and Executive Vice President	Janus Services LLC Janus Distributors LLC	Executive Vice President Executive Vice President

J.P. Morgan Investment Management Inc.

J.P. Morgan Investment Management Inc. ("JPMIM") is an investment sub-adviser for the Registrant's Core Fixed Income, U.S. Fixed Income and High Yield Bond Funds. The principal business address of JPMIM is 245 Park Avenue, New York, New York 10167. JPMIM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Evelyn V. Guernsey President, Director, Managing Director	JPMorgan Investment Advisors Inc.	Chairperson, President and CEO

Joseph K. Azelby Head of Real Estate, Managing Director	—	—

Clive Brown Director, Managing Director Head of International Business	—	—

Seth P. Bernstein Global Head of Fixed Income, Managing Director	—	—

Martin R. Porter Global Head of Equities, Managing Director	—	—

George C.W. Gatch Director, Managing Director	J.P. Morgan Funds	CEO and President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
John H. Hunt Director, Managing Director	—	—

Joseph J. Bertini Chief Compliance Officer	—	—

Richard T. Madsen Director, Managing Director	—	—

Paul A. Quinsee Director, Managing Director	—	—

Scott E. Richter Vice President	—	—

Lawrence M. Unrein Head of Private Equity and Hedge Funds Director, Managing Director	—	—

Lee Munder Capital Group, LLC

Lee Munder Capital Group, LLC ("LMCG") is an investment sub-adviser for the Registrant's Small Cap Value, Small Cap Growth and Tax-Managed Small Cap Funds. The principal address of LMCG is 200 Clarendon Street, 28th Floor, Boston, Massachusetts 02116. LMCG is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Lee Munder Chairman	—	—

Kenneth Swan President & C.O.O.	—	—

Robert A. Smith Partner	Castanea Partners, Inc The Neiman Marcus Group	Co-Founder and Managing Director Vice Chairman of the Board of Directors

Joseph F. Tower III CFO, CCO	Mellon Financial Corporation	Vice President

R. Todd Vingers Portfolio Manager	—	—

Andrew L. Beja Portfolio Manager	—	—

Jeffrey Davis C.I.O.	Rockefeller & Co. Berklee School of Music International House—NYC	C.I.O. Board of Trustees Board of Trustees

Legg Mason Capital Management, Inc.

Legg Mason Capital Management, Inc. ("LMCM") is a sub-adviser for the Registrant's Large Cap, Large Cap Value, Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of LMCM is 100 Light Street, Baltimore, Maryland 21202. LMCM is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Bill Miller, CFA Chairman and Chief Investment Officer	LMM, LLC	Managing Member

Jennifer Murphy, CFA Chief Financial Officer	LMM, LLC	Chief Operations Officer

Los Angeles Capital Management and Equity Research, Inc.

Los Angeles Capital Management and Equity Research, Inc. ("LA Capital") is a sub-adviser for the Registrant's Small Cap, Small Cap Growth and Tax-Managed Small Cap Funds. The principal business address of LA Capital is 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025. LA Capital is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of LA Capital has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

LSV Asset Management

LSV Asset Management ("LSV") is an investment sub-adviser for the Registrant's Large Cap, Large Cap Value, Tax-Managed Large Cap, Small Cap Value and Tax-Managed Small Cap Funds. The principal address of LSV is 1 N. Wacker Drive, Chicago, Illinois 60606. LSV is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Josef Lakonishok CEO, Partner, Portfolio Manager	University of Illinois	Professor of Finance

Robert Vishny Partner	—	—

Menno Vermeulen Partner, Portfolio Manager	—	—

Tremaine Atkinson Partner, Chief Operating Officer, Chief Compliance Officer	—	—

Christopher LaCroix Partner	—	—

Martingale Asset Management, L.P.

Martingale Asset Management, L.P. ("Martingale") is a sub-adviser for the Registrant's Small Cap Value and Mid-Cap Funds. The principal address of Martingale is 222 Berkeley Street, Boston, Massachusetts 02116. Martingale is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Martingale Asset Management Corporation (MAM) General Partner	—	—

Patricia J. O'Connor CAA, COO, Executive Vice President, Limited Partner	Martingale Asset Management Corporation	Treasurer, Director, Shareholder

William Edward Jacques Executive Vice President, Portfolio Manager, CIO, Limited Partner	Martingale Asset Management Corporation	Director, Shareholder, Executive Vice President

Alan J. Stassman Chairman, Limited Partner	Martingale Asset Management Corporation Museum of Fine Arts Boston Boston Foundation for Sight WGBH Foundation School of Museum of Fine Arts, Boston	Director, Chairman, Shareholder Trustee Trustee Trustee Honorary Life Governor (no vote)

Arnold Seton Wood President, Limited Partner	Martingale Asset Management Corporation The Adam R. Wood Trust—2003 The Esther P. Wood Trust—2003 The Arnold S. Wood, III Trust— 2003 Research Foundation of CFA Institute	Director, Shareholder Trustee Trustee Trustee Trustee

Samuel P. Nathans, CFA Senior Vice President, Senior Portfolio Manager, Limited Partner	—	—

Thomas A. Cosmer, CFA Executive Vice President and Limited Partner	—	—

Jill G. Brogan Vice President and Limited Partner	The Professional Association for Investment Communication Resources	President (Voluntary)

Guy A. Skaggs Senior Vice President, Portfolio Manager and Limited Partner	—	—

Elizabeth F. Davis Vice President and Limited Partner	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James M. Eysenbach, CFA Senior Vice President, Investment Portfolio Manager, Director of Research and Limited Partner	—	—

Ellen M. Kelly Senior Vice President, Head of Training, Partner	—	—

Jean Roukounakis Senior Portfolio Administrator, Limited Partner	—	—

Metropolitan West Asset Management, LLC

Metropolitan West Asset Management, LLC ("MetWest") is a sub-adviser for the Registrant's Core Fixed Income and U.S. Fixed Income Funds. The principal business address of MetWest is 11766 Wilshire Boulevard, Suite 1580, Los Angeles, California 90025. MetWest is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Scott Dubchansky Managing Director	Metropolitan West Funds West Gate Advisors, LLC MWAM Distributors, LLC	Trustee Managing Director Financial and Operational Principal

Tad Rivelle Chief Investment Officer, Managing Director	West Gate Advisors, LLC Metropolitan West Funds	Chief Investment Officer, Managing Director Executive Vice President

Laird Landmann President, Portfolio Manager, Managing Director	West Gate Advisors, LLC Metropolitan West Funds	President, Portfolio Manager, Managing Director Trustee

David Lippman Chief Executive Officer, Managing Director	West Gate Advisors, LLC Metropolitan West Funds	Chief Executive Officer, Managing Director Principal Executive Officer

Stephen Kane Portfolio Manager, Managing Director	West Gate Advisors, LLC Metropolitan West Funds	Portfolio Manager, Managing Director Executive Vice President

Mitchell A. Flack Specialist Portfolio Manager, Managing Director	West Gate Advisors, LLC	Specialist Portfolio Manager

Bryan T. Whalen Specialist Portfolio Manager, Managing Director	West Gate Advisors, LLC	Specialist Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
A. Christopher Scibelli Director of Marketing, Managing Director	West Gate Advisors, LLC MWAM Distributors, LLC	Director of Marketing, Managing Director Director of Marketing

Patrick A. Moore Director of Client Services, Managing Director	West Gate Advisors, LLC MWAM Distributors, LLC	Director of Client Services Director of Client Services

Joseph D. Hattesohl Chief Financial Officer Managing Director	West Gate Advisors, LLC Metropolitan West Funds MWAM Distributors, LLC	Chief Financial Officer Treasurer, Chief Financial Officer President

Keith T. Kirk Chief Compliance Officer	MWAM Distributors, LLC Metropolitan West Funds MWAM Distributors, LLC	Chief Compliance Officer Chief Compliance Officer Chief Compliance Officer

Cal Rivelle Chief Operating Officer	West Gate Advisors, LLC	Chief Operating Officer

George P. Ristic Chief Technology Officer	West Gate Advisors, LLC	Chief Technology Officer

Neuberger Berman Management LLC

Neuberger Berman Management LLC ("NBML") is a sub-adviser for the Registrant's Large Cap, Large Cap Growth and Tax-Managed Large Cap Funds. The principal business address of NBML is 605 Third Avenue, New York, New York 10158. NBML is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Robert Conti Senior Vice President	Neuberger Berman, LLC
Lehman Brothers Income Funds
Neuberger Berman Equity Funds
Neuberger Berman Advisers
Management Trust
Neuberger Berman Intermediate
Municipal Fund Inc.
Neuberger Berman New York
Intermediate Municipal Fund
Inc.
Neuberger Berman California
Intermediate Municipal Fund
Inc.
Neuberger Berman Income
Opportunity Fund Inc.
Neuberger Berman Real Estate
Securities Income Fund Inc.
Neuberger Berman Dividend
	Advantage Fund Inc.	Managing Director President and CEO President and CEO President and CEO President and CEO President and CEO President and CEO President and CEO President and CEO President and CEO

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Joseph Arnato Director	Neuberger Berman, LLC	Chief Executive Officer

Oppenheimer Capital LLC

Oppenheimer Capital LLC ("Oppenheimer Capital") is a sub-adviser for the Registrant's Small Cap and Small Cap Growth Funds. The principal business address of Oppenheimer Capital is 1345 Avenue of the Americas, New York, New York 10105. Oppenheimer Capital is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Taegan Goddard Managing Director and Chief Operating Officer	—	—

Robert Hausler Managing Director and Director of Marketing	—	—

Bruce Koepfgen Managing Director and Chief Executive Officer	Allianz Global Investors Management Partners Allianz Global Investors Fund Management LLC OpCap Advisors LLC Thermo Fisher Scientific Inc. Liberty Lane Acquisition Corporation	co-Chief Executive Officer and Member of the Management Board Member of the Management Board Member of the Management Board Board Member Board Member

Young Lee Chief Legal Officer	Allianz Global Investors of America L.P	Senior Vice President and Attorney

Gary McAnly Managing Director and Head of Trading	—	—

Nancy Morris Chief Compliance Officer	Allianz Alternative Asset Management U.S. LLC Allianz Global Investors of America L.P.	Chief Compliance Officer Executive Vice President and Head of Compliance

Geoffrey Mullen Managing Director and Director of Sales	Allianz Global Investors Management Partners Town of Fairfield, CT Police and Fire Retirement System	Head of Business Development Trustee (through December 2008)

Michael Puntoriero Chief Financial Officer	MetroPark USA, Inc. Allianz Global Investors Advertising Agency Inc. Allianz Global Investors of America LLC	Director Chief Financial Officer Managing Director and Chief Financial Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Allianz Global Investors of
America L.P.
Allianz Global Investors of
America Holdings Inc.
Allianz Global Investors
Distributors LLC
Allianz Global Investors Fund
Management LLC
Allianz Global Investors Managed
Accounts LLC
Allianz Global Investors NY
Holdings LLC
Allianz Global Investors Solutions
LLC
Allianz Global Investors
Management Partners LLC
Allianz Global Investors U.S.
Holding LLC
Allianz Global Investors U.S.
Retail LLC
Allianz-PacLife Partners LLC
Alpha Vision LLC
Alpha Vision Capital Advisors
LLC
Alpha Vision Capital
Management LLC
NFJ Investment Group L.P.
NFJ Management Inc.
Nicholas-Applegate Capital
Management LLC
Nicholas-Applegate Holdings
LLC
OpCap Advisors LLC
Oppenheimer Group, Inc.
Pacific Investment Management
Company LLC
PIMCO Australia Pty Ltd.
PIMCO Canada Holding LLC
PIMCO Canada Management Inc.
PIMCO Canada Corp.
PIMCO Europe Limited

PIMCO Global Advisors LLC
PIMCO Global Advisors
(Resources) Limited	Managing Director and Chief
Financial Officer
Chief Financial Officer
Managing Director
Chief Financial Officer

Chief Financial Officer

Chief Financial Officer

Chief Financial Officer

Managing Director and Chief
Financial Officer
Managing Director and Chief
Financial Officer
Chief Financial Officer

Chief Financial Officer
Chief Financial Officer
Chief Financial Officer

Chief Financial Officer

Chief Financial Officer
Chief Financial Officer
Chief Financial Officer

Chief Financial Officer

Chief Financial Officer
Chief Financial Officer
Chief Financial Officer

Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Chief Financial Officer
Director and Chief Financial
Officer
Chief Financial Officer
Chief Financial Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	PIMCO Japan Ltd. StocksPLUS Management, Inc. Vision Holdings LLC	Chief Financial Officer Managing Director and Chief Financial Officer Chief Financial Officer

Mary Ann Schreiber Managing Director and Director of Client Services	Allianz Global Investors Management Partners	Director of Client Services

Gerald Thunelius Senior Vice President and Head of Fixed Income	—	—

Horacio Valeiras Managing Director and Chief Investment Officer	Allianz Global Investors Management Partners Nicholas-Applegate Institutional Funds Nicholas-Applegate Capital Management LLC Nicholas-Applegate Securities LLC The Bishops School San Diego Rowing Club	Chief Investment Officer and Member of the Management Board President and Trustee Managing Director and Chief Investment Officer Managing Director and Chief Investment Officer Director Director

PanAgora Asset Management, Inc.

PanAgora Asset Management, Inc. ("PanAgora") is a sub-adviser for the Registrant's Small Cap Value Fund. The principal business address of PanAgora is located at 470 Atlantic Avenue, 8th Floor, Boston, Massachusetts 02110. PanAgora is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of PanAgora has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Parametric Portfolio Associates

Parametric Portfolio Associates ("Parametric") is a sub-adviser for the Registrant's Tax-Managed Large Cap and Tax-Managed Small Cap Funds. The principal business address of Parametric is 1151 Fairview Avenue North, Seattle, Washington 98109-4418. Parametric is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Joel Marcus Chief Compliance Officer	—	—

Brian Langstraat Chief Executive Officer, Member	—	—

David Stein Chief Investment Officer, Member	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Aaron Singleton Treasurer and Chief Financial Officer	—	—

Andrew Abramsky Chief Operating Officer	—	—

Thomas E. Faust, Jr. Member	Eaton Vance Corp.	Chairman of the Board, President and Chief Executive Officer

Quantitative Management Associates LLC

Quantitative Management Associates LLC ("QMA") is a sub-adviser for the Registrant's Large Cap, Tax-Managed Large Cap, Large Cap Growth and Mid-Cap Funds. The principal business address of QMA is Gateway Center 2, McCarter Highway & Market Street, Newark, New Jersey 07102. QMA is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Ronald K. Andrews Manager	Jennison Associates LLC Prudential Investments LLC Prudential Annuities Advisory Services, Inc.	Director Senior Vice President Senior Vice President

Dennis Kass Manager and Chairman	Jennison Associates LLC Prudential Investment Management, Inc	Chairman & CEO Senior Managing Director, Director and Vice President

Deborah Hope Wedgeworth Manager	Jennison Associates LLC	Director

Kenneth Moore Manager, Vice President and Chief Financial Officer	Prudential Investment Management, Inc. Jennison Associates LLC Prudential Trust Company PIM Warehouse, Inc.	Vice President Executive Vice President and Treasurer Director and Executive Vice President Vice President

Scott L. Hayward Manager and Chief Executive Officer	Jennison Associates LLC Prudential Trust Company The Prudential Insurance Company of America Prudential Investment Management, Inc.	Executive Vice President Director Vice President and Executive Vice President Vice President

Margaret S. Stumpp Manager, Vice President and Chief Investment Officer	Prudential Trust Company Prudential Investment Management, Inc.	Vice President Vice President

Charles F. Lowrey Manager	Pramerica (GP) Limited Pramerica (GP2) Limited PIM Foreign Investments, Inc.	Director Director President

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
PIM Warehouse, Inc.
Prudential Investment
Management Services, LLC
The Prudential Insurance
Company of America
Prudential Investment
Management, Inc.
PIM Investments, Inc.
PREI Acquisition I, Inc.
Prudential Asset Management
Holding Company, LLC
	LMN Portfolio Company, Inc.	Chairman and Director President and CEO Vice President Chairman, Director and President and CEO Director President Manager, Chairman and CEO Chairman and Director

Robeco Investment Management, Inc.

Robeco Investment Management, Inc. ("RIM") is a sub-adviser for the Registrant's Small Cap and Small Cap Value Funds. The principal business address of RIM is 909 Third Avenue, New York, New York 10022. RIM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
William J. Kelly Chairman	Robeco Investment Management, Inc. Robeco USA, Inc. Boston Partners Asset Management, LLC	Chief Executive Officer Chief Executive Officer Chief Executive Officer

Matthew Davis Chief Financial Officer	Robeco Investment Management, Inc. Robeco USA, Inc. Robeco Institutional Asset Management, US Robeco Securities L.L.C.	Controller Controller Director, President and Treasurer Chief Financial Officer

Jay Feeney Co-Chief Executive Officer	Robeco Investment Management, Inc. Robeco USA, Inc. Boston Partners Asset Management, LLC	Chief Investment Officer— Equities/Director of Research/Portfolio Manager Director of Research/Portfolio Manager Director of Research/Portfolio Manager

Mark Donovan Co-Chief Executive Officer	Robeco Investment Management, Inc. Boston Partners Asset Management, LLC	Managing Committee Member Senior Portfolio Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Paul Heathwood Director of Sales and Marketing	Robeco Investment Management, Inc. Robeco USA, Inc. Boston Partners Asset Management, Inc.	Head of Sales Managing Director/Sales Head of Sales Managing Director/Sales

William G. Butterly Chief Operating Officer and Chief Compliance Officer	Robeco Investment Management, Inc. Sustainable Asset Management USA, Inc. Robeco Securities L.L.C. Robeco Institutional Asset Management, US Robeco Investment Management, Inc. Robeco USA, Inc.	Secretary and General Counsel Chief Legal Officer Chief Legal Officer Secretary and General Counsel Chief Legal Officer

Security Capital Research & Management Incorporated

Security Capital Research & Management Incorporated ("Security Capital") is a sub-adviser for the Registrant's Real Estate Fund. The principal business address of Security Capital is 10 South Dearborn St., Suite 1400, Chicago, Illinois 60603. Security Capital is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of Security Capital has engaged in any business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

SEI Investments Management Corporation

SEI Investments Management Corporation ("SIMC") is the adviser for the Registrant's Funds. The principal business address of SIMC is One Freedom Valley Drive, Oaks, Pennsylvania 19456. SIMC is a registered investment adviser under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Edward Loughlin Director & Senior Vice President	SEI Investments Company
SEI Investments Distribution Co.
SEI Global Services, Inc.
SEI Trust Company
SEI Inc.
LSV Asset Management
SEI Investments (Asia), Limited
SEI Asset Korea, Co Ltd
SEI Investments (South Africa)
Limited
SEI Global Services, Inc.
SEI Investments Canada
	Company	Executive Vice President Director Vice President Director Director Management Committee Director Director Director Vice President Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
N. Jeffrey Klauder Director, Senior Vice President & Assistant Secretary	SEI Investments Company
SEI Trust Company
SEI Funds, Inc.
SEI Investments, Inc.
SEI Global Investments Corp.
SEI Insurance Group, Inc.
SEI Advanced Capital
Management, Inc.
SEI Primus Holding Corp
SEI Global Services, Inc.
SEI Private Trust Company
SEI SIMC Holdings, LLC
LSV Asset Management
SEI Global Capital Investments,
Inc.
SEI Investments (Asia) Limited
SEI European Services Limited
U.K.
SEI Asset Korea, Co Ltd
SEI Investments Global, Limited
Ireland
Larington Limited
SEI Investments—Global Fund
Services Limited
SEI Ventures Inc.
SEI Investments Management
Corporation Delaware, LLC
SIMC Subsidiary LLC
SEI Investments Development
Inc.
SEI Investments Global Funds
Services
SEI Investments Canada
Company	Executive Vice President, Chief
Compliance Officer, Assistant
Secretary
Director, Vice President
Vice President, Secretary
Vice President, Secretary
Director, Vice President,
Secretary
Director, Vice President,
Assistant Secretary
Director, Vice President,
Secretary
Vice President, Assistant
Secretary
Director, Senior Vice President,
Assistant Secretary
Director, Vice President
Manager
Management Committee
Vice President, Secretary
Director
Director
Director
Director
Director
Director
Vice President, Secretary
Vice President, Secretary
Manager
Vice President, Secretary
Vice President, Assistant
Secretary
Director

Wayne Withrow Director & Senior Vice President	SEI Investments Company SEI Investments Distribution Co. SEI Global Services Inc. SEI Investments Global (Cayman) Limited	Executive Vice President Director Director, Senior Vice President Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	SEI Global Holdings (Cayman) Inc. SEI Investments—Global Fund Services Limited SEI Investments Global (Bermuda) Ltd	Chairman of the Board, Chief Executive Officer Director Director, President

Joseph P. Ujobai Director & Senior Vice President	SEI Investments Company
SEI Global Investments Corp
SEI Global Services, Inc.
SEI Investments (Asia), Limited
SEI Investments (Europe) Ltd
UK/GER/NL
SEI Global Nominee Ltd
SEI European Services Limited
U.K.
SEI Asset Korea, Co. Ltd
SEI Investments—Unit Trust
Management (UK) Limited
SEI Investments Global, Limited
Ireland
SEI Investments (South Africa)
Limited
SEI Investments Canada
	Company	Executive Vice President President Senior Vice President Director Managing Director Director Director Director, Chairman of the Board Director Director Director Director, President

Kevin Barr Director & President	SEI Investments Company SEI Investments Distribution Co. SEI Global Services Inc.	Executive Vice President President, Chief Executive Officer Vice President

Kathy Heilig Vice President & Treasurer	SEI Investments Company
SEI Funds Inc.
SEI Investments, Inc.
SEI Global Investments Corp
SEI Insurance Group, Inc.
SEI Advanced Capital
Management, Inc.
SEI Primus Holding Corp
SEI Global Services, Inc.
SEI Global Capital Investments,
Inc.	Vice President, Controller &
Chief Accounting Officer
Director, Vice President,
Treasurer
Director, Vice President,
Treasurer
Director, Vice President &
Treasurer
Vice President, Treasurer
Director, Vice President,
Treasurer
Director, Vice President,
Treasurer
Treasurer
Director, Vice President,
Treasurer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
SEI Investments Global (Cayman)
Limited
SEI Investments Global Holdings
(Cayman) Inc.
SEI Ventures, Inc.
SEI Investments Management
Corporation Delaware, LLC
SEI Investments Developments
Inc.
SEI Investments Global Funds
	Services	Vice President, Treasurer Vice President, Assistant Secretary & Treasurer Director, Vice President, Treasurer Manager, Vice President, Treasurer Director, Vice President, Treasurer Vice President, Treasurer

Timothy D. Barto General Counsel, Vice President & Secretary	SEI Investments Company SEI Funds Inc. SEI Global Services Inc. SEI SIMC Holdings, LLC SEI Investments Global (Bermuda) Ltd SIMC Subsidiary LLC SEI Investments Global Funds Services	Vice President—Legal, Assistant Secretary Vice President Vice President & Assistant Secretary Manager Vice President Manager General Counsel, Vice President & Secretary

Aaron Buser Vice President & Assistant Secretary	—	—

Felicity Jay Vice President & Assistant Secretary	—	—

David McCann Vice President & Assistant Secretary	—	—

James Ndiaye Vice President & Assistant Secretary	SEI Investments Global Funds Services	Vice President & Assistant Secretary

Michael Pang Vice President & Assistant Secretary	SEI Funds Inc. SEI Global Services Inc. SEI Investments Global (Cayman) Limited SEI Global Holdings (Cayman) Inc. SEI Investments Global Funds Services	Vice President Vice President & Assistant Secretary Director, Vice President & Secretary Vice President & Secretary Vice President & Assistant Secretary

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
J. Celeste S. Burns Vice President & Assistant Secretary	—	—

Stephanie Cavanagh Chief Compliance Officer	—	—

Kevin Crowe Vice President	SEI Global Services Inc.	Vice President

Michael Farrell Vice President	SEI Private Trust Company	Trust Officer

John Fisher Vice President	—	—

Linda Kerr Vice President	—	—

Paul Klauder Vice President	SEI Global Services Inc. SEI Investments Canada Company	Vice President Vice President

John J. McCue Vice President	—	—

Greg McIntire Vice President	—	—

Dave McLaughlin Vice President	—	—

Carolyn McLaurin Vice President	—	—

Roger Messina Vice President	SEI Global Services Inc. SEI Investments Canada Company	Vice President Vice President

James Micelli Vice President	SEI Global Services Inc.	Vice President

James V. Morris Vice President	SEI Global Services Inc.	Vice President

Stephen Onofrio Vice President	SEI Global Services Inc.	Vice President

Alison Saunders Vice President	SEI Global Services Inc.	Vice President

John Scarpato Vice President	SEI Global Services Inc.	Vice President

Sandra Schaufler Vice President	—	—

Sean Simko Vice President	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James Smigiel Vice President	—	—

Robert Wrzesniewski Vice President	SEI Global Services Inc.	Vice President

SSgA Funds Management, Inc.

SSgA Funds Management, Inc. ("SSgA FM") is the sub-adviser for the S&P 500 Index Fund. The principal business address of SSgA FM is One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
James Edward Ross President & Director	State Street Global Advisors, a division of State Street Bank and Trust Company	Senior Managing Director

Phillip Gillespie Chief Legal Officer	State Street Global Advisors	Deputy General Counsel

Thomas P. Kelly Treasurer	State Street Global Advisors	Comptroller

Shawn C.D. Johnson Director	State Street Global Advisors	Senior Managing Director

Tracy Atkinson Chief Compliance Officer	State Street Global Advisors	Executive Vice President and Chief Compliance Officer, SSgA

UBS Global Asset Management (Americas) Inc.

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") is a sub-adviser for the Registrant's Enhanced Income Fund. The principal business address of UBS is One North Wacker Drive, Chicago, Illinois 60606. UBS Global AM, a Delaware corporation, is a registered investment adviser and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM is primarily engaged in the investment advisory and financial services business. Set forth below in alphabetical order is a list of each executive officer and director of UBS Global AM indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged during the last two fiscal years. (The list of executive officers has been shortened as the full list would be very long and contain names of persons whose functions are unrelated to the Registrant.) Each of UBS Global AM's officers not disclosed below is dual-hatted, and holds the same office with UBS Global Asset Management (US) Inc. ("UBS Global AM (US)") as he or she holds with UBS Global AM.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Mark F. Kemper Managing Director, Secretary and Head of Legal—Americas	UBS Global AM (US) UBS Global Asset Management Trust Company	Managing Director, Secretary and Head of Legal—Americas Secretary and Trust Officer

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Barry M. Mandinach Board Director, Vice President, Managing Director and Chief Marketing Officer— Americas	UBS Global AM (US)	Board Director, President and Chief Marketing Officer— Americas and Managing Director

Joseph McGill Managing Director and Chief Compliance Officer—Americas	UBS Global AM (US) UBS Global Asset Management Trust Company	Managing Director and Chief Compliance Officer— Americas Trust Officer and Chief Compliance Officer

John Moore Board Director, Managing Director, Treasurer and Head of Financial Control—Americas	UBS Global AM (US) UBS Global Asset Management Trust Company	Board Director, Managing Director, Treasurer and Head of Financial Control— Americas Treasurer

Kai R. Sotorp Board Director, President and Head of the Americas and Member of the UBS Group Managing Board	UBS Global AM (US) UBS Group Managing Board UBS Global Asset Management Trust Company	Board Director and Vice President Member President and Chairman

Wellington Management Company, LLP

Wellington Management Company, LLP ("Wellington Management") is a sub-adviser for the Registrant's Small Cap, Small Cap Value, Tax-Managed Small Cap, Real Estate, Enhanced Income and Real Return Funds. The principal business address of Wellington Management is 75 State Street, Boston, Massachusetts 02109. Wellington Management is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no partner of Wellington Management has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management.

Wells Capital Management, Inc.

Wells Capital Management, Inc. ("WellsCap") is a sub-adviser for the Registrant's Tax-Managed Small Cap, Core Fixed Income and U.S. Fixed Income Funds. The principal business address of WellsCap is 525 Market Street, 10th Floor, San Francisco, California 94105. WellsCap is an investment adviser registered under the Advisers Act.

During the last two fiscal years, no director, officer or partner of WellsCap has engaged in any other business, profession, vocation or employment of a substantial nature in the capacity of director, officer, employee, partner or trustee.

Western Asset Management Company

Western Asset Management Company ("Western Asset") is a sub-adviser for the Registrant's Core Fixed Income and U.S. Fixed Income Funds. The principal business address of Western Asset is 385 East Colorado Boulevard, Pasadena, California 91101. Western Asset is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Bruce D. Alberts Chief Financial Officer	—	—

Peter L. Bain Director	Legg Mason Capital
Management, Inc.
Batterymarch Financial
Management, Inc.
Brandywine Global Investment
Management, LLC
Brandywine Global Investment
Management (Asia) Pte Ltd.
Clearbridge Advisors, LLC
Clearbridge Asset
Management, Inc.
Global Currents Investment
Management, LLC
Legg Mason, Inc.
Barrett Associates, Inc.
Bartlett & Co.
Legg Mason Fund Adviser, Inc.
Legg Mason Canada
Holdings Ltd.
Legg Mason Funding Corp.
Legg Mason Global Asset
Allocation, LLC
Legg Mason Investment
Counsel, LLC
Legg Mason Partners Fund
Advisor, LLC
Legg Mason Real Estate
Investors, Inc.
Legg Mason Real Estate
Securities Advisors, Inc.
Legg Mason Realty Capital, Inc.
Legg Mason Realty Group, Inc.
Legg Mason Realty Partners, Inc.
Legg Mason Tower, Inc.
LMRC II, Inc.
LMRC Properties, Inc.
PCM Holdings I, Inc.
PCM Holdings II, Inc.
Permal Asset Management, Inc.
Royce & Associates, LLC
Western Asset Management
Company Limited	Director
Director
Manager
Director
Manager
Director
Manager
Senior Executive VP
Director
Director
Director
Director

Director
Manager
Manager
Manager
Director

Director
President and Director
President and Director
President and Director
President and Director
President and Director
President and Director
Director
Director
Director
Manager
Director

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
	Western Asset Management Company Ltd (Tokyo) Western Asset Management Company Pty Ltd (Australia) Western Asset Management (UK) Holdings Limited Western Asset Management Company Pte, Ltd (Singapore)	Director Director Director Director

Jeffrey A. Nattans Director	Legg Mason, Inc.
Legg Mason International
Holdings, LLC
Western Asset Management
Company Limited
Western Asset Management
Company Ltd (Tokyo)
Western Asset Management
Company Pty Ltd (Australia)
Western Asset Management (UK)
Holdings Limited
Western Asset Management Pte,
	Ltd (Singapore)	Vice President Manager and Vice President Director Director Director Director Director

James W. Hirschmann III Director, CEO	Western Asset Management Company Ltd.	Director

Gavin L. James Director of Global Client Service and Marketing	—	—

Brett B. Canon Director of Risk Management and Operations	—	—

D. Daniel Fleet President	Western Asset Management
Company Limited
Western Asset Management
Company Ltd (Tokyo)
Western Asset Management
Company Pty Ltd (Australia)
Western Asset Management (UK)
Holdings Limited
Western Asset Management
	Company Pte, Ltd (Singapore)	Director Director Director Director Director

Daniel E. Giddings Assistant Secretary	—	—

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Dennis J. McNamara Director of Portfolio Operations	—	—

Charles A. Ruys de Perez Secretary, General Counsel and Head of Legal and Compliance	—	—

Western Asset Management Company Limited

Western Asset Management Company Limited ("Western") is a sub-adviser for the Registrant's Core Fixed Income and U.S. Fixed Income Funds. The principal business address of Western is 10 Exchange Square, Primrose Street, London, EC2A 2EN. Western is an investment adviser registered under the Advisers Act.

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Michael B. Zelouf Director, Head of London Operations	—	—

Peter L. Bain Director	Legg Mason Capital
Management, Inc.
Batterymarch Financial
Management, Inc.
Brandywine Global Investment
Management, LLC
Brandywine Global Investment
Management (Asia) Pte Ltd.
Clearbridge Advisors, LLC
Clearbridge Asset
Management, Inc.
Global Currents Investment
Management, LLC
Legg Mason, Inc.
Barrett Associates, Inc.
Bartlett & Co.
Legg Mason Fund Adviser, Inc.
Legg Mason Canada
Holdings Ltd.
Legg Mason Funding Corp.
Legg Mason Global Asset
Allocation, LLC
Legg Mason Investment
Counsel, LLC
Legg Mason Partners Fund
	Advisor, LLC	Director Director Manager Director Manager Director Manager Senior Executive VP Director Director Director Director Director Manager Manager Manager

Name and Position With Investment Adviser	Name of Other Company	Connection With Other Company
Legg Mason Real Estate
Investors, Inc.
Legg Mason Real Estate
Securities Advisors, Inc.
Legg Mason Realty Capital, Inc.
Legg Mason Realty Group, Inc.
Legg Mason Realty Partners, Inc.
Legg Mason Tower, Inc.
LMRC II, Inc.
LMRC Properties, Inc.
PCM Holdings I, Inc.
PCM Holdings II, Inc.
Permal Asset Management, Inc.
Royce & Associates, LLC
Western Asset Management
Company
Western Asset Management
Company Ltd (Tokyo)
Western Asset Management
Company Pty Ltd (Australia)
Western Asset Management (UK)
Holdings Limited
Western Asset Management
Company Pte, Ltd (Singapore)	Director

Director

President and Director
President and Director
President and Director
President and Director
President and Director
President and Director
Director
Director
Director
Manager
Director

Director

Director

Director

Director

Jeffrey A. Nattans Director	Legg Mason, Inc.
Legg Mason International
Holdings, LLC
Western Asset Management
Company
Western Asset Management
Company Ltd (Tokyo)
Western Asset Management
Company Pty Ltd (Australia)
Western Asset Management (UK)
Holdings Limited
Western Asset Management Pte,
	Ltd (Singapore)	Vice President Manager and Vice President Director Director Director Director Director

James W. Hirschmann III Managing Director	Western Asset Management Company	Director

Suzanne Taylor-King Finance Officer	—	—

Item 32.  Principal Underwriters:

(a)  Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

SEI Daily Income Trust	July 15, 1982

SEI Liquid Asset Trust	November 29, 1982

SEI Tax Exempt Trust	December 3, 1982

SEI Institutional International Trust	August 30, 1988

The Advisors' Inner Circle Fund	November 14, 1991

The Advisors' Inner Circle Fund II	January 28, 1993

Bishop Street Funds	January 27, 1995

SEI Asset Allocation Trust	April 1, 1996

SEI Institutional Investments Trust	June 14, 1996

Oak Associates Funds	February 27, 1998

CNI Charter Funds	April 1, 1999

iShares Inc.	January 28, 2000

iShares Trust	April 25, 2000

Optique Funds, Inc. (f/k/a JohnsonFamily Funds, Inc.)	November 1, 2000

Causeway Capital Management Trust	September 20, 2001

Barclays Global Investors Funds	March 31, 2003

SEI Opportunity Fund, L.P.	October 1, 2003

The Arbitrage Funds	May 17, 2005

The Turner Funds	January 1, 2006

Pro Shares Trust	November 14, 2005

Community Reinvestment Act Qualified Investment Fund	January 8, 2007

SEI Alpha Strategy Portfolios, LP	June 29, 2007

TD Asset Management USA Funds	July 25, 2007

SEI Structured Credit Fund, LP	July 31, 2007

Wilshire Mutual Funds, Inc.	July 12, 2008

Wilshire Variable Insurance Trust	July 12, 2008

Forward Funds	August 14, 2008

Global X Funds	October 24, 2008

FaithShares Trust	August 7, 2009

The Distributor provides numerous financial services to investment managers, pension plan sponsors and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b)  Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 25 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

Name	Position and Office with Underwriter	Positions and Offices with Registrant
William M. Doran	Director	Trustee

Edward D. Loughlin	Director	—

Wayne M. Withrow	Director	—

Kevin Barr	President & Chief Executive Officer	—

Maxine Chou	Chief Financial Officer, Chief Operations Officer & Treasurer	—

John C. Munch	General Counsel & Secretary	—

Karen LaTourette	Chief Compliance Officer, Anti-Money Laundering Officer & Assistant Secretary	—

Name	Position and Office with Underwriter	Positions and Offices with Registrant
Mark J. Held	Senior Vice President	—

Lori L. White	Vice President & Assistant Secretary	—

John Coary	Vice President & Assistant Secretary	—

John Cronin	Vice President	—

Robert Silvestri	Vice President	—

Item 33.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

U.S. Bank National Association
425 Walnut Street
Cincinnati, Ohio 45202

Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109-3661

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(C) and (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

(c)  With respect to Rules 31a-1(b)(5); (6); (9) (10), and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's advisers:

Acadian Asset Management LLC
One Post Office Square
Boston, Massachusetts 02109

Analytic Investors, LLC
555 West Fifth Street, 50th Floor
Los Angeles, California 90013

AQR Capital Management, LLC
2 Greenwich Plaza
3rd Floor
Greenwich, Connecticut 06830

Ares Management LLC
2000 Avenue of the Stars
12th Floor
Los Angeles, California 90067

ARONSON+JOHNSON+ORTIZ, LP
230 South Broad Street
Twentieth Floor
Philadelphia, Pennsylvania 19102

Artisan Partners Limited Partnership
875 E. Wisconsin Avenue, Suite 800
Milwaukee, Wisconsin 53202

Brigade Capital Management, LLC
399 Park Avenue
16th Floor
New York, New York 10022

Columbia Management Advisors, LLC
100 Federal Street
Boston, Massachusetts 02110

Delaware Management Company
One Commerce Square
2005 Market Street
Philadelphia, Pennsylvania 19103

Goldman Sachs Asset Management, L.P.
32 Old Slip
New York, New York 10005

Guggenheim Investment Management, LLC
135 East 57th Street
6th Floor
New York, New York 10022

INTECH Investment Management LLC
525 Okeechobee Boulevard, Suite 1800
West Palm Beach, Florida 33401

Integrity Asset Management, LLC
401 West Main Street, Suite 2100
Louisville, Kentucky 40202

Janus Capital Management LLC
151 Detroit Street
Denver, Colorado 80206

J.P. Morgan Investment Management Inc.
245 Park Avenue
New York, New York 10167

Lee Munder Capital Group, LLC
200 Clarendon Street, 28th Floor
Boston, Massachusetts 02116

Legg Mason Capital Management, Inc.
100 International Drive
Baltimore, Maryland 21202

Los Angeles Capital Management and Equity Research, Inc.
11150 Santa Monica Blvd.
Suite 200
Los Angeles, California 90025

LSV Asset Management
1 N. Wacker Drive
Chicago, Illinois 60606

Martingale Asset Management, L.P.
222 Berkeley Street
Boston, Massachusetts 02116

Metropolitan West Asset Management, LLC
11766 Wilshire Boulevard, Suite 1580
Los Angeles, California 90025

Neuberger Berman Management LLC
605 Third Avenue
New York, New York 10158

Oppenheimer Capital LLC
1345 Avenue of the Americas
New York, New York 10105

PanAgora Asset Management, Inc.
470 Atlantic Avenue, 8th Floor
Boston, Massachusetts 02210

Parametric Portfolio Associates
1151 Fairview Avenue North
Seattle, Washington 98109-4418

Quantitative Management Associates LLC
Gateway Center 2
McCarter Highway & Market Street
Newark, New Jersey 07102

Robeco Investment Management, Inc.
909 Third Avenue
New York, New York 10022

Security Capital Research &
Management Incorporated
10 South Dearborn Street, Suite 1400
Chicago, Illinois 60603

SEI Investments Management Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456

SSgA Funds Management, Inc.
One Lincoln Street
Boston, Massachusetts 02111

UBS Global Asset Management (Americas) Inc.
One North Wacker Drive
Chicago, Illinois 60606

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Wells Capital Management, Inc.
525 Market Street, 10th Floor
San Francisco, California 94105

Western Asset Management Company
385 East Colorado Boulevard
Pasadena, California 91101

Western Asset Management Company Limited
10 Exchange Square, Primrose Street
London, EC2A 2EN, United Kingdom

Item 34.  Management Services:

None

Item 35.  Undertakings:

None

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 72 to Registration Statement No. 033-09504 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 16th day of December, 2009.

SEI INSTITUTIONAL MANAGED TRUST

BY:  /S/ ROBERT A. NESHER

  Robert A. Nesher
  President & Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the date(s) indicated.

	* Rosemarie B. Greco	Trustee	December 16, 2009

	* William M. Doran	Trustee	December 16, 2009

	* George J. Sullivan, Jr.	Trustee	December 16, 2009

	* James M. Storey	Trustee	December 16, 2009

	/s/ ROBERT A. NESHER Robert A. Nesher	Trustee	December 16, 2009

	* Nina Lesavoy	Trustee	December 16, 2009

	* James M. Williams	Trustee	December 16, 2009

	* Mitchell A. Johnson	Trustee	December 16, 2009

	* Hubert L. Harris, Jr.	Trustee	December 16, 2009

	/s/ ROBERT A. NESHER Robert A. Nesher	President & Chief Executive Officer	December 16, 2009

	/s/ STEPHEN F. PANNER Stephen F. Panner	Controller & Chief Financial Officer	December 16, 2009

*By:	/s/ ROBERT A. NESHER

Robert A. Nesher Attorney-in-Fact

C-51

EXHIBIT INDEX

Exhibit Number	Description